UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07607

Morgan Stanley Variable Insurance Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	June 30, 2018

Item 1 - Report to Shareholders

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Core Plus Fixed Income Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	13
Statement of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	16
Notes to Financial Statements	18
Investment Advisory Agreement Approval	29
Director and Officer Information	Back Cover

1

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Expense Example (unaudited)

Core Plus Fixed Income Portfolio

As a shareholder of the Core Plus Fixed Income Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/18	Actual Ending Account Value 6/30/18	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Core Plus Fixed Income Portfolio Class I	$1,000.00	$985.40	$1,021.37	$3.40	$3.46	0.69%
Core Plus Fixed Income Portfolio Class II	1,000.00	984.50	1,020.13	4.63	4.71	0.94

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Portfolio of Investments

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (97.7%)
Agency Adjustable Rate Mortgages (0.3%)
Federal Home Loan Mortgage Corporation, Conventional Pool: 12 Month USD LIBOR + 1.62%, 2.50%, 7/1/45	$382	$386
Federal National Mortgage Association, Conventional Pool: 12 Month USD LIBOR + 1.59%, 2.33%, 12/1/45	159	160
		546
Agency Fixed Rate Mortgages (17.5%)
Federal Home Loan Mortgage Corporation, Gold Pools:
3.00%, 3/1/47	1,739	1,686
3.50%, 1/1/44 - 2/1/45	1,150	1,152
4.00%, 12/1/41 - 10/1/44	1,103	1,130
5.41%, 7/1/37 - 8/1/37	22	24
5.44%, 1/1/37 - 6/1/38	63	67
5.46%, 5/1/37 - 1/1/38	92	98
5.48%, 8/1/37 - 10/1/37	50	53
5.50%, 8/1/37 - 4/1/38	87	93
5.52%, 9/1/37 - 10/1/37	18	19
5.62%, 12/1/36 - 12/1/37	87	94
6.00%, 8/1/37 - 5/1/38	26	28
6.50%, 9/1/32	19	22
7.50%, 5/1/35	43	49
8.00%, 8/1/32	28	32
8.50%, 8/1/31	33	39
Federal National Mortgage Association, Conventional Pools:
3.00%, 5/1/30 - 6/1/47	2,142	2,094
3.50%, 3/1/46 - 3/1/47	2,258	2,254
4.00%, 11/1/41 - 1/1/46	3,030	3,099
4.50%, 8/1/40 - 11/1/44	1,578	1,661
5.00%, 7/1/40	165	177
5.62%, 12/1/36	33	34
6.00%, 12/1/38	550	606
6.50%, 11/1/27 - 10/1/38	29	31
7.00%, 6/1/29 - 2/1/33	38	39
7.50%, 8/1/37	75	88
8.00%, 4/1/33	58	67
8.50%, 10/1/32	58	70
9.50%, 4/1/30	8	9
July TBA: 3.00%, 7/1/33 (a)	1,400	1,392
3.50%, 7/1/48 (a)	9,406	9,363
4.00%, 7/1/48 (a)	2,624	2,675
4.50%, 7/1/48 (a)	810	844
Government National Mortgage Association, July TBA:
4.50%, 7/20/48 (a)	800	832
Various Pools: 3.50%, 11/20/40 - 7/20/46	1,007	1,012
4.00%, 7/15/44	436	448
	Face Amount (000)	Value (000)
5.48%, 9/20/37	$9	$10
9.00%, 1/15/25	1	1
		31,392
Asset-Backed Securities (10.7%)
Accredited Mortgage Loan Trust, 1 Month USD LIBOR + 0.60%, 2.69%, 4/25/34 (b)	708	685
American Homes 4 Rent Trust, 6.07%, 10/17/45 (c)	490	537
AMSR Trust, 1 Month USD LIBOR + 1.40%, 3.49%, 11/17/33 (b)(c)	700	702
Bayview Opportunity Master Fund IIIa Trust, 3.35%, 11/28/32 (c)	458	457
Blackbird Capital Aircraft Lease Securitization Ltd., 5.68%, 12/16/41 (c)	456	465
CAM Mortgage Trust, 3.96%, 12/1/65 (c)	500	500
Finance of America Structured Securities Trust, 6.00%, 11/25/27 (b)(c)	860	838
GCAT LLC, 4.09%, 6/26/23 (c)	600	600
GMAT Trust, 4.25%, 9/25/20 (c)	321	324
Invitation Homes Trust, 1 Month USD LIBOR + 4.75%, 6.82%, 8/17/32 (b)(c)	945	948
Labrador Aviation Finance Ltd., 5.68%, 1/15/42 (c)	381	375
METAL LLC, 4.58%, 10/15/42 (c)	611	622
MFA Trust, 3.35%, 11/25/47 (c)	651	648
Nationstar HECM Loan Trust, 3.97%, 9/25/27 (b)(c)	600	601
4.70%, 5/25/27 (c)	800	807
NovaStar Mortgage Funding Trust, 1 Month USD LIBOR + 1.06%, 3.02%, 12/25/33 (b)	432	437
NRZ Excess Spread-Collateralized Notes, 4.37%, 1/25/23 (c)	355	352
4.59%, 2/25/23 (c)	590	587
Oak Hill Advisors Residential Loan Trust, 3.00%, 7/25/57 (c)	556	552
PNMAC GMSR Issuer Trust, 6.09%, 8/25/23 (b)(c)	260	262
Pretium Mortgage Credit Partners I LLC, 3.25%, 8/27/32 - 3/28/57 (c)	1,368	1,361
3.33%, 12/30/32 (b)(c)	564	562
Pretium Mortgage Credit Partners LLC, 4.13%, 8/27/33 (c)	600	600
Progress Residential Trust, 1 Month USD LIBOR + 4.22%, 6.31%, 1/17/34 (b)(c)	600	612
RCO Mortgage LLC, 3.38%, 8/25/22 (c)	476	474

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Asset-Backed Securities (cont'd)
S-Jets Ltd., 7.02%, 8/15/42 (c)	$896	$901
Tricon American Homes Trust, 5.10%, 1/17/36 (c)	400	406
5.15%, 9/17/34 (c)	300	304
5.77%, 11/17/33 (c)	460	473
U.S. Residential Opportunity Fund IV Trust, 3.35%, 11/27/37 (c)	393	392
Vantage Data Centers Issuer LLC, 4.07%, 2/16/43 (c)	199	200
VOLT LIV LLC, 3.50%, 2/25/47 (c)	60	60
VOLT LIX LLC, 3.25%, 5/25/47 (c)	252	250
VOLT LXIII LLC, 3.00%, 10/25/47 (c)	537	532
VOLT LXIV LLC, 3.38%, 10/25/47 (c)	585	584
VOLT NPL X LLC, 4.75%, 10/26/54 (c)	7	7
VOLT XL LLC, 4.38%, 11/27/45 (c)	119	120
		19,137
Collateralized Mortgage Obligations — Agency Collateral Series (1.7%)
Federal Home Loan Mortgage Corporation, 4.09%, 10/25/48 (b)(c)	750	720
1 Month USD LIBOR + 4.35%, 6.35%, 12/25/26 (b)(c)	172	174
1 Month USD LIBOR + 5.05%, 7.05%, 7/25/23 (b)	232	242
1 Month USD LIBOR + 5.25%, 7.25%, 7/25/26 (b)(c)	207	217
IO 0.46%, 11/25/27 (b)	13,467	374
0.57%, 8/25/27 (b)	8,391	288
IO REMIC 6.00% – 1 Month USD LIBOR, 3.93%, 11/15/43 - 6/15/44 (b)	2,682	393
6.05% – 1 Month USD LIBOR , 3.98%, 4/15/39 (b)	658	45
IO STRIPS 7.50%, 12/15/29	5	1
Federal National Mortgage Association, IO 6.39% – 1 Month USD LIBOR, 4.43%, 9/25/20 (b)	3,115	174
IO REMIC 6.00%, 5/25/33 - 7/25/33	216	50
IO STRIPS 6.50%, 12/25/29 (b)	1	—	@
7.00%, 11/25/19 (b)	1	—	@
8.00%, 4/25/24	2	—	@
8.00%, 6/25/35 (b)	24	4
9.00%, 11/25/26	1	—	@
REMIC 7.00%, 9/25/32	39	44
	Face Amount (000)	Value (000)
Government National Mortgage Association, IO 0.79%, 8/20/58 (b)	$5,302	$121
6.10% – 1 Month USD LIBOR, 4.01%, 7/16/33 (b)	1,042	26
5.00%, 2/16/41	125	30
IO PAC 6.15% – 1 Month USD LIBOR, 4.07%, 10/20/41 (b)	1,651	110
		3,013
Commercial Mortgage-Backed Securities (5.7%)
BAMLL Commercial Mortgage Securities Trust, 1 Month USD LIBOR + 4.00%, 6.53%, 12/15/31 (b)(c)	600	593
BXP Trust, 5.07%, 11/15/34 (b)(c)	650	654
Citigroup Commercial Mortgage Trust, 1 Month USD LIBOR + 2.94%, 5.02%, 9/15/27 (b)(c)	650	643
IO 1.03%, 11/10/48 (b)	2,705	119
1.10%, 9/10/58 (b)	4,714	238
COMM Mortgage Trust, 4.90%, 11/10/46 (b)(c)	985	894
5.29%, 8/10/46 (b)(c)	740	715
IO 0.19%, 7/10/45 (b)	11,012	53
1.08%, 10/10/47 (b)	4,084	127
1.31%, 7/15/47 (b)	3,594	149
GS Mortgage Securities Trust, 4.92%, 8/10/46 (b)(c) 500 479 IO 0.95%, 9/10/47 (b)	5,204	185
1.40%, 10/10/49 (b)	7,316	566
1.50%, 10/10/48 (b)	5,202	368
HMH Trust, 6.29%, 7/5/31 (c)	300	290
InTown Hotel Portfolio Trust, 4.12%, 1/15/33 (b)(c)	346	346
JP Morgan Chase Commercial Mortgage Securities Trust, IO 0.64%, 4/15/46 (b)	6,000	140
0.94%, 12/15/49 (b)	3,213	135
1.24%, 7/15/47 (b)	9,345	317
JPMBB Commercial Mortgage Securities Trust, 4.81%, 4/15/47 (b)(c)	704	624
IO 1.19%, 8/15/47 (b)	4,048	196
UBS Commercial Mortgage Trust, IO 1.23%, 12/15/50 (b)	5,976	441
Wells Fargo Commercial Mortgage Trust, 3.94%, 8/15/50 (c)	295	244
IO 1.39%, 11/15/50 (b)	6,966	608

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Commercial Mortgage-Backed Securities (cont'd)
WFRBS Commercial Mortgage Trust, 3.50%, 8/15/47 (c)	$900	$719
4.28%, 5/15/45 (b)(c)	385	353
		10,196
Corporate Bonds (37.9%)
Finance (16.6%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.75%, 5/15/19	360	362
4.13%, 7/3/23	425	423
Alexandria Real Estate Equities, Inc. 3.95%, 1/15/27	175	169
American International Group, Inc., 4.50%, 7/16/44	300	280
4.88%, 6/1/22	275	288
AvalonBay Communities, Inc., Series G 2.95%, 5/11/26	375	351
Bank of America Corp., 3.97%, 3/5/29	375	370
4.24%, 4/24/38	250	243
6.11%, 1/29/37	100	115
MTN 4.00%, 1/22/25	1,085	1,072
Bank of Montreal 3.80%, 12/15/32	450	417
Bank of New York Mellon Corp. (The), MTN 3.65%, 2/4/24	350	352
BNP Paribas SA 5.00%, 1/15/21	150	156
Boston Properties LP 3.80%, 2/1/24	145	144
BPCE SA 5.15%, 7/21/24 (c)	550	558
Brighthouse Financial, Inc., Series WI 3.70%, 6/22/27	625	556
Brookfield Finance LLC 4.00%, 4/1/24	525	520
Capital One Bank USA NA 3.38%, 2/15/23	510	497
Capital One Financial Corp. 3.30%, 10/30/24	450	428
Cigna Corp. 3.88%, 10/15/47	300	256
Citigroup, Inc., 3.89%, 1/10/28	300	291
4.45%, 9/29/27	175	172
5.50%, 9/13/25	250	266
6.68%, 9/13/43	100	121
Citizens Bank NA, MTN 2.55%, 5/13/21	250	244
Colony Capital, Inc. 5.00%, 4/15/23	275	262
	Face Amount (000)	Value (000)
Compass Bank 3.50%, 6/11/21	$425	$425
Cooperatieve Rabobank UA, 3.88%, 2/8/22	25	25
3.95%, 11/9/22	625	620
Credit Agricole SA, 3.75%, 4/24/23 (c)	400	392
3.88%, 4/15/24 (c)	500	500
Credit Suisse Group AG 3.57%, 1/9/23 (c)	275	270
Credit Suisse Group Funding Guernsey Ltd. 4.55%, 4/17/26	600	601
Deutsche Bank AG, 2.70%, 7/13/20	425	414
3.95%, 2/27/23	425	409
Discover Bank 7.00%, 4/15/20	320	338
Discover Financial Services 3.95%, 11/6/24	275	269
Extra Space Storage LP 3.13%, 10/1/35 (c)	250	291
Federal Realty Investment Trust 3.63%, 8/1/46	250	218
Five Corners Funding Trust 4.42%, 11/15/23 (c)	275	283
GE Capital International Funding Co., Unlimited Co. 2.34%, 11/15/20	468	458
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	435	517
MTN 4.80%, 7/8/44	175	174
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/77 (c)	325	318
Hartford Financial Services Group, Inc. (The) 5.50%, 3/30/20	365	379
Healthcare Trust of America Holdings LP 3.70%, 4/15/23	325	320
HSBC Holdings PLC 4.25%, 3/14/24	750	747
HSBC USA, Inc. 3.50%, 6/23/24	250	245
Humana, Inc. 3.95%, 3/15/27	225	222
ING Bank N.V. 5.80%, 9/25/23 (c)	520	552
ING Groep N.V. 6.00%, 4/16/20 (b)(d)	200	200
Intesa Sanpaolo SpA 5.25%, 1/12/24	300	293
iStar, Inc. 5.25%, 9/15/22	175	170
Jefferies Finance LLC/JFIN Co-Issuer Corp. 7.38%, 4/1/20 (c)	295	298
JPMorgan Chase & Co., 3.90%, 1/23/49	500	450
4.13%, 12/15/26	550	544
LeasePlan Corp. N.V. 2.88%, 1/22/19 (c)	475	474

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
Liberty Mutual Group, Inc. 4.85%, 8/1/44 (c)	$125	$125
Lloyds Banking Group PLC 3.75%, 1/11/27	400	379
Macquarie Bank Ltd. 6.63%, 4/7/21 (c)	260	279
MetLife, Inc. 5.70%, 6/15/35	150	171
MPT Operating Partnership LP/ MPT Finance Corp. 5.00%, 10/15/27	175	168
Nationwide Building Society, 3.90%, 7/21/25 (c)	200	198
4.30%, 3/8/29 (c)(e)	375	362
Prologis LP 3.88%, 9/15/28	325	326
Realty Income Corp., 3.25%, 10/15/22	350	345
3.65%, 1/15/28	325	312
Royal Bank of Scotland Group PLC 3.88%, 9/12/23	625	608
Santander UK Group Holdings PLC 3.57%, 1/10/23	900	875
Spirit Realty Capital, Inc. 3.75%, 5/15/21	175	176
Standard Chartered PLC 3.05%, 1/15/21 (c)	375	370
Synchrony Bank 3.65%, 5/24/21	250	250
Synchrony Financial 3.70%, 8/4/26	250	230
Syngenta Finance N.V. 4.89%, 4/24/25 (c)	550	540
TD Ameritrade Holding Corp. 3.63%, 4/1/25	475	470
Travelers Cos., Inc. (The) 3.75%, 5/15/46	200	184
UBS Group Funding Switzerland AG 2.95%, 9/24/20 (c)	525	520
UnitedHealth Group, Inc., 2.88%, 3/15/23	750	731
3.75%, 7/15/25	300	300
WEA Finance LLC/Westfield UK & Europe Finance PLC 3.25%, 10/5/20 (c)	450	449
Wells Fargo & Co., 3.00%, 10/23/26	800	740
5.61%, 1/15/44	250	270
		29,707
Industrials (19.5%)
Abbott Laboratories 3.75%, 11/30/26	575	566
Air Liquide Finance SA 1.75%, 9/27/21 (c)	225	214
Amazon.com, Inc. 2.80%, 8/22/24	825	796
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 5.20%, 12/1/47	250	242
	Face Amount (000)	Value (000)
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26	$350	$343
4.90%, 2/1/46	425	439
Apple, Inc., 2.45%, 8/4/26	400	368
3.85%, 8/4/46	125	118
4.45%, 5/6/44	250	262
AT&T, Inc., 4.25%, 3/1/27	675	662
4.90%, 8/15/37 (c)	225	214
5.15%, 2/15/50 (c)	175	164
Baidu, Inc. 2.75%, 6/9/19	450	448
Bayer US Finance II LLC 4.38%, 12/15/28 (c)	300	301
Becton Dickinson and Co. 2.89%, 6/6/22	425	411
Biogen, Inc. 5.20%, 9/15/45	300	320
Booking Holdings, Inc. 0.90%, 9/15/21 (e)	175	209
BP Capital Markets PLC, 3.12%, 5/4/26	375	359
3.25%, 5/6/22	425	424
Cenovus Energy, Inc. 4.25%, 4/15/27 (e)	350	338
Charter Communications Operating LLC/ Charter Communications Operating Capital, 4.20%, 3/15/28 (e)	525	492
4.91%, 7/23/25	175	177
6.48%, 10/23/45	350	370
CNH Industrial Capital LLC 4.38%, 11/6/20	300	305
CNOOC Finance 2013 Ltd. 3.00%, 5/9/23	420	406
Columbia Pipeline Group, Inc. 4.50%, 6/1/25	375	375
Comcast Corp. 3.55%, 5/1/28 (e)	350	335
Concho Resources, Inc. 4.85%, 8/15/48 (f)	300	305
Crown Castle International Corp., 3.80%, 2/15/28	600	564
5.25%, 1/15/23	5	5
CSC Holdings LLC 5.50%, 4/15/27 (c)	250	239
CVS Health Corp. 4.30%, 3/25/28	550	544
Daimler Finance North America LLC 2.25%, 7/31/19 (c)(e)	465	461
Darden Restaurants, Inc. 3.85%, 5/1/27 (e)	325	315
Dell International LLC/EMC Corp. 6.02%, 6/15/26 (c)	175	184
Delta Air Lines, Inc. 2.88%, 3/13/20	300	298

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Deutsche Post AG, Series DPW 0.05%, 6/30/25	$200	$228
Deutsche Telekom International Finance BV 3.60%, 1/19/27 (c)	300	283
Discovery Communications LLC 3.95%, 3/20/28	250	237
Dollar General Corp. 3.25%, 4/15/23	300	295
Dollar Tree, Inc., 3.70%, 5/15/23	250	248
4.20%, 5/15/28	100	97
Eldorado Gold Corp. 6.13%, 12/15/20 (c)	295	285
Enable Midstream Partners LP 3.90%, 5/15/24	250	240
Energy Transfer Equity LP 5.50%, 6/1/27	350	351
Energy Transfer Partners LP, 5.15%, 3/15/45	250	224
5.30%, 4/15/47	125	115
Express Scripts Holding Co., 4.50%, 2/25/26 (e)	275	273
4.80%, 7/15/46 (e)	225	215
Exxon Mobil Corp. 4.11%, 3/1/46	325	332
Ford Motor Credit Co., LLC 3.20%, 1/15/21	200	198
General Motors Co. 6.60%, 4/1/36	125	136
Goldcorp, Inc. 3.70%, 3/15/23	436	430
Halliburton Co. 5.00%, 11/15/45	275	294
HCA, Inc. 4.75%, 5/1/23	190	190
Heathrow Funding Ltd. 4.88%, 7/15/23 (c)	435	455
Home Depot, Inc. (The), 4.88%, 2/15/44	175	192
5.88%, 12/16/36	300	365
Illumina, Inc. 0.00%, 6/15/19	207	245
International Paper Co. 3.00%, 2/15/27	500	453
Jaguar Land Rover Automotive PLC 4.50%, 10/1/27 (c)(e)	425	381
Johnson Controls International PLC 3.90%, 2/14/26	350	346
Kraft Heinz Foods Co., 4.38%, 6/1/46	325	282
5.38%, 2/10/20	26	27
Lockheed Martin Corp. 3.10%, 1/15/23	275	272
LyondellBasell Industries N.V. 4.63%, 2/26/55	300	279
Maple Escrow Subsidiary, Inc. 4.60%, 5/25/28 (c)	350	352
	Face Amount (000)	Value (000)
Medtronic, Inc. 4.63%, 3/15/45	$200	$212
Microsoft Corp. 3.13%, 11/3/25	350	344
MPLX LP, 4.88%, 6/1/25	175	180
5.20%, 3/1/47	250	249
Newcastle Coal Infrastructure Group Pty Ltd. 4.40%, 9/29/27 (c)	475	439
NOVA Chemicals Corp. 5.25%, 8/1/23 (c)	415	416
Novartis Capital Corp. 4.40%, 5/6/44 (e)	225	240
Nuance Communications, Inc. 1.00%, 12/15/35	275	247
Nucor Corp. 3.95%, 5/1/28	300	300
Nvent Finance Sarl 3.95%, 4/15/23 (c)	450	446
Ooredoo International Finance Ltd. 3.25%, 2/21/23 (c)	350	338
Oracle Corp. 2.95%, 5/15/25	201	192
Philip Morris International, Inc. 2.50%, 8/22/22	190	183
Phillips 66 Partners LP 4.68%, 2/15/45	150	141
QUALCOMM, Inc. 2.10%, 5/20/20	400	400
Resort at Summerlin LP, Series B 13.00%, 12/15/07 (g)(h)(i)(j)(k)	299	—
Rockies Express Pipeline LLC 6.88%, 4/15/40 (c)	150	172
Shell International Finance BV 3.25%, 5/11/25	400	392
Siemens Financieringsmaatschappij N.V. 2.35%, 10/15/26 (c)	525	473
Southern Copper Corp. 5.25%, 11/8/42	350	348
Sprint Spectrum Co., LLC/ Sprint Spectrum Co., II LLC/ Sprint Spectrum Co., III LLC 3.36%, 3/20/23 (c)	862	855
Telefonica Emisiones SAU 4.10%, 3/8/27	550	533
Telenor East Holding II AS, Series VIP 0.25%, 9/20/19	200	193
Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23	50	43
6.75%, 3/1/28 (e)	250	255
Thermo Fisher Scientific, Inc. 2.95%, 9/19/26	300	278
Total Capital International SA 2.88%, 2/17/22	50	50
Transurban Finance Co., Pty Ltd. 3.38%, 3/22/27 (c)	325	300
Trimble, Inc. 4.15%, 6/15/23	625	624

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Tyson Foods, Inc. 4.88%, 8/15/34	$250	$253
Union Pacific Corp. 3.95%, 9/10/28 (e)	165	166
United Airlines Pass-Through Trust, Series A 4.00%, 10/11/27	500	502
United Technologies Corp. 4.50%, 6/1/42	100	99
Verint Systems, Inc. 1.50%, 6/1/21	200	197
Verizon Communications, Inc., 4.13%, 3/16/27	475	471
4.67%, 3/15/55	252	225
Viavi Solutions, Inc. 0.63%, 8/15/33 (e)	175	177
Vodafone Group PLC 4.38%, 5/30/28	425	421
Volkswagen Group of America Finance LLC 2.40%, 5/22/20 (c)	525	517
Walmart, Inc., 3.63%, 12/15/47 (e)	100	93
3.70%, 6/26/28	475	480
Warner Media LLC 3.80%, 2/15/27	275	260
Woodside Finance Ltd. 3.70%, 9/15/26 (c)	500	481
Wyndham Destinations, Inc. 4.15%, 4/1/24 (e)	500	494
Zillow Group, Inc. 2.00%, 12/1/21	200	254
		34,826
Utilities (1.8%)
CMS Energy Corp. 5.05%, 3/15/22	50	52
Duke Energy Corp. 2.65%, 9/1/26	400	361
Enel Chile SA 4.88%, 6/12/28	175	177
Enel Finance International N.V. 3.63%, 5/25/27 (c)	275	252
Entergy Louisiana LLC 3.05%, 6/1/31	400	368
ITC Holdings Corp. 3.35%, 11/15/27	450	423
Mississippi Power Co. 3.95%, 3/30/28	500	496
NRG Energy, Inc. 6.63%, 1/15/27	185	191
Southern Power Co., Series D 1.95%, 12/15/19	375	369
Trans-Allegheny Interstate Line Co. 3.85%, 6/1/25 (c)	550	549
TransAlta Corp. 4.50%, 11/15/22	47	47
		3,285
		67,818
	Face Amount (000)		Value (000)
Mortgages — Other (12.0%)
Alternative Loan Trust, 1 Month USD LIBOR + 0.18%, 2.27%, 5/25/47 (b)		$151	$147
5.50%, 2/25/36		9	8
6.00%, 7/25/37		66	60
PAC 5.50%, 2/25/36		5	4
6.00%, 4/25/36		19	16
Banc of America Alternative Loan Trust, 1 Month USD LIBOR + 0.65%, 2.74%, 7/25/46 (b)		209	159
5.86%, 10/25/36		381	226
6.00%, 4/25/36		72	73
Banc of America Funding Trust, 5.25%, 7/25/37		257	254
6.00%, 7/25/37		25	22
ChaseFlex Trust, 6.00%, 2/25/37		438	325
CSFB Mortgage-Backed Pass-Through Certificates, 6.50%, 11/25/35		866	394
Eurosail PLC, 3 Month GBP LIBOR + 0.95%, 1.58%, 6/13/45 (b)	GBP	420	546
Farringdon Mortgages No. 2 PLC, 3 Month GBP LIBOR + 1.50%, 2.29%, 7/15/47 (b)		246	322
Federal Home Loan Mortgage Corporation, 3.00%, 9/25/45 - 5/25/47		$1,797	1,731
3.50%, 5/25/45 - 5/25/47		2,295	2,264
3.88%, 5/25/45 (b)(c)		168	164
4.00%, 5/25/45		94	94
4.44%, 4/25/30 (b)		700	717
1 Month USD LIBOR + 3.30%, 5.39%, 10/25/27 (b)		400	447
1 Month USD LIBOR + 3.75%, 5.84%, 9/25/24 (b)		600	685
1 Month USD LIBOR + 4.00%, 6.09%, 8/25/24 (b)		264	288
First Horizon Alternative Mortgage Securities Trust, 6.00%, 8/25/36		12	10
Grifonas Finance PLC, 6 Month EURIBOR + 0.28%, 0.01%, 8/28/39 (b)	EUR	457	479
GSR Mortgage Loan Trust, 5.75%, 1/25/37		$197	183
HarborView Mortgage Loan Trust, 1 Month USD LIBOR + 0.19%, 2.27%, 1/19/38 (b)		395	389
IM Pastor 3 FTH, 3 Month EURIBOR + 0.14%, 0.00%, 3/22/43 (b)	EUR	537	556
JP Morgan Alternative Loan Trust, 6.00%, 12/25/35 - 8/25/36		$106	104
JP Morgan Mortgage Trust, 4.03%, 6/25/37 (b)		81	77
6.00%, 6/25/37		90	91

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)		Value (000)
Mortgages — Other (cont'd)
Lehman Mortgage Trust, 5.50%, 11/25/35 - 2/25/36		$400	$399
6.50%, 9/25/37		939	697
Paragon Mortgages No. 13 PLC, 3 Month GBP LIBOR + 0.40%, 1.19%, 1/15/39 (b)	GBP	300	378
Paragon Mortgages No. 15 PLC, 3 Month EURIBOR + 0.54%, 0.22%, 12/15/39 (b)	EUR	500	545
PNMAC GMSR Issuer Trust, 4.94%, 2/25/23 (b)(c)		$200	202
RALI Trust, 5.50%, 12/25/34		576	561
6.00%, 4/25/36 - 1/25/37		261	235
PAC 6.00%, 4/25/36		19	17
Residential Asset Securitization Trust, 6.00%, 7/25/36		27	24
Seasoned Credit Risk Transfer Trust, 3.00%, 7/25/56 - 11/25/57		2,191	2,109
3.50%, 6/25/57 - 11/25/57		1,199	1,181
4.00%, 7/25/56 - 8/25/56 (b)(c)		700	665
4.50%, 6/25/57		1,758	1,835
4.75%, 7/25/56 - 6/25/57 (b)(c)		650	640
Structured Asset Securities Corp. Reverse Mortgage Loan Trust, 1 Month USD LIBOR + 1.85%, 3.94%, 5/25/47 (b)(c)		771	660
TDA 27 FTA, 3 Month EURIBOR + 0.19%, 0.00%, 12/28/50 (b)	EUR	500	508
			21,491
Municipal Bonds (1.0%)
Chicago O'Hare International Airport, IL, O'Hare International Airport Revenue 6.40%, 1/1/40		$115	151
City of New York, NY, Series G-1 5.97%, 3/1/36		245	305
Illinois State Toll Highway Authority, IL, Highway Revenue, Build America Bonds 6.18%, 1/1/34		705	882
Municipal Electric Authority of Georgia, GA 6.66%, 4/1/57		434	545
			1,883
Sovereign (9.7%)
Argentine Republic Government International Bond, 7.50%, 4/22/26		834	772
Australia Government Bond, 2.75%, 11/21/27	AUD	1,400	1,048
	Face Amount (000)		Value (000)
Cyprus Government International Bond, 3.88%, 5/6/22	EUR	840	$1,078
Egypt Government International Bond, 6.59%, 2/21/28 (c)		$775	714
Export-Import Bank of India, 3.88%, 2/1/28 (c)		945	889
Indonesia Government International Bond, 3.85%, 7/18/27		750	713
Indonesia Treasury Bond, 8.25%, 7/15/21	IDR	17,804,000	1,268
KazMunayGas National Co., JSC, 6.38%, 10/24/48 (c)		$425	430
Mexican Bonos, Series M 7.50%, 6/3/27	MXN	28,000	1,402
Mexico Government International Bond, 3.60%, 1/30/25 (e)		$500	484
New Zealand Government Bond, 4.50%, 4/15/27	NZD	1,500	1,163
Perusahaan Listrik Negara PT, 6.15%, 5/21/48 (c)		$260	262
Petroleos Mexicanos, 6.38%, 1/23/45		375	346
Portugal Obrigacoes do Tesouro OT, 5.65%, 2/15/24 (c)	EUR	1,054	1,560
Republic of Poland Government Bond, 2.25%, 4/25/22	PLN	8,500	2,275
Russian Federal Bond — OFZ, 7.00%, 8/16/23	RUB	73,000	1,149
South Africa Government Bond, 8.00%, 1/31/30	ZAR	15,450	1,029
Ukraine Government International Bond, 7.75%, 9/1/26		$866	806
			17,388
U.S. Treasury Security (1.2%)
U.S. Treasury Note 2.75%, 2/15/28		2,150	2,132
Total Fixed Income Securities (Cost $176,268)			174,996
	Shares
Short-Term Investments (10.8%)
Securities held as Collateral on Loaned Securities (1.2%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note H) (Cost $2,133)		2,132,625	2,133
Investment Company (9.1%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note H) (Cost $16,330)		16,330,229	16,330

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Security (0.5%)
U.S. Treasury Bill 2.02%, 11/1/18 (l)(m) (Cost $827)	$833	$827
Total Short-Term Investments (Cost $19,290)		19,290
Total Investments (108.5%) (Cost $195,558) Including $4,900 of Securities Loaned (n)(o)		194,286
Liabilities in Excess of Other Assets (–8.5%)		(15,238)
Net Assets (100.0%)		$179,048

@  Value is less than $500.

(a)  Security is subject to delayed delivery.

(b)  Floating or Variable rate securities: The rates disclosed are as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2018.

(e)  All or a portion of this security was on loan at June 30, 2018.

(f)  When-issued security.

(g)  Security has been deemed illiquid at June 30, 2018.

(h)  Issuer in bankruptcy.

(i)  Acquired through exchange offer.

(j)  Non-income producing security; bond in default.

(k)  At June 30, 2018, the Fund held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's Directors.

(l)  Rate shown is the yield to maturity at June 30, 2018.

(m)  All or a portion of the security was pledged to cover margin requirements for swap agreements.

(n)  Securities are available for collateral in connection with purchase of when-issued securities, securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.

(o)  At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $6,154,000 and the aggregate gross unrealized depreciation is approximately $5,281,000, resulting in net unrealized depreciation of approximately $873,000.

EURIBOR  Euro Interbank Offered Rate.

IO  Interest Only.

LIBOR  London Interbank Offered Rate.

MTN  Medium Term Note.

OFZ  Obilgatsyi Federal'novo Zaima (Russian Federal Loan Obligation).

PAC  Planned Amortization Class.

REMIC  Real Estate Mortgage Investment Conduit.

STRIPS  Separate Trading of Registered Interest and Principal of Securities.

TBA  To Be Announced.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2018:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia and New Zealand Banking Group	AUD	3,821		$2,951	7/12/18	$123
Australia and New Zealand Banking Group	GBP	879		$1,242	7/12/18	82
Australia and New Zealand Banking Group	PLN	1,644		$455	7/12/18	16
Australia and New Zealand Banking Group	PLN	2,074		$581	7/12/18	27
Australia and New Zealand Banking Group		$447	PLN	1,626	7/12/18	(13)
Australia and New Zealand Banking Group	ZAR	5,272		$416	7/12/18	33
Bank of America NA	BRL	5,738		$1,675	7/12/18	196
Bank of America NA	CHF	913		$946	7/12/18	23
Bank of America NA	IDR	15,120,671		$1,085	7/12/18	31
Bank of America NA	MXN	16,406		$878	7/12/18	53
Bank of America NA	MXN	1,062		$51	7/12/18	(2)
Bank of America NA	NZD	1,681		$1,222	7/12/18	83
Bank of America NA	PLN	2,114		$594	7/12/18	30
Bank of America NA	RUB	45,361		$736	7/12/18	14
Bank of America NA		$14	AUD	19	7/12/18	(— @)
Bank of America NA		$464	CHF	456	7/12/18	(3)
Bank of America NA		$49	EUR	41	7/12/18	(1)
Bank of America NA		$2,081	EUR	1,757	7/12/18	(29)
Bank of America NA		$469	PLN	1,580	7/12/18	(48)
Barclays Bank PLC	EUR	104		$126	7/12/18	5

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)			In Exchange For (000)			Delivery Date	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC		$525		MYR	2,078		7/12/18	$(11)
Barclays Bank PLC		$306		MYR	1,221		7/12/18	(3)
BNP Paribas SA	ARS	9,075			$381		7/12/18	71
BNP Paribas SA	BRL	1,911			$517		7/12/18	24
BNP Paribas SA	EUR	104			$129		7/12/18	7
BNP Paribas SA	EUR	104			$128		7/12/18	7
BNP Paribas SA	MXN	12,298			$633		7/12/18	14
BNP Paribas SA	PEN	1,234			$376		7/12/18	— @
BNP Paribas SA		$130		IDR	1,853,928		7/12/18	(— @)
BNP Paribas SA		$462		PEN	1,519		7/12/18	— @
BNP Paribas SA	ZAR	9,848			$815		7/12/18	98
Goldman Sachs International	EUR	7,595			$9,426		7/12/18	551
Goldman Sachs International	PLN	1,639			$446		7/12/18	8
Goldman Sachs International	PLN	2,175			$613		7/12/18	32
Goldman Sachs International	PLN	2,112			$589		7/12/18	25
Goldman Sachs International		$402		BRL	1,483		7/12/18	(20)
Goldman Sachs International		$1,567		BRL	5,882		7/12/18	(51)
Goldman Sachs International		$458		CHF	457		7/12/18	4
Goldman Sachs International		$457		JPY	49,724		7/12/18	(8)
Goldman Sachs International		$452		MXN	8,776		7/12/18	(10)
Goldman Sachs International		$52		MXN	1,062		7/12/18	2
JPMorgan Chase Bank NA	IDR	6,500,000			$459		7/12/18	5
JPMorgan Chase Bank NA	JPY	753			$7		7/12/18	— @
JPMorgan Chase Bank NA		$431		ARS	9,075		7/12/18	(120)
JPMorgan Chase Bank NA		$1,459		EUR	1,247		7/12/18	(2)
JPMorgan Chase Bank NA		$182		EUR	156		7/12/18	(— @)
JPMorgan Chase Bank NA		$457		PLN	1,671		7/12/18	(11)
Royal Bank of Canada		$22		EUR	19		7/12/18	— @
Royal Bank of Canada		$—	@	EUR	—	@	7/12/18	— @
Royal Bank of Canada		$2		GBP	2		7/12/18	(— @)
Royal Bank of Canada		$15		GBP	11		7/12/18	(— @)
Royal Bank of Canada		$51		MXN	1,062		7/12/18	2
Royal Bank of Canada		$8		SEK	66		7/12/18	(1)
State Street Bank and Trust Co.	PEN	285			$88		7/12/18	2
UBS AG	GBP	67			$89		7/12/18	1
UBS AG	MYR	3,701			$949		7/12/18	33
UBS AG		$128		EUR	105		7/12/18	(5)
UBS AG		$350		EUR	296		7/12/18	(5)
UBS AG		$952		NOK	7,400		7/12/18	(43)
								$1,216

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

Futures Contracts:

The Fund had the following futures contracts open at June 30, 2018:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
Australian 10 yr. Bond	12	Sep-18	1,200	$1,149	$15
U.S. Treasury 2 yr. Note	143	Sep-18	28,600	30,291	12
U.S. Treasury 30 yr. Bond	32	Sep-18	3,200	4,640	83
U.S. Treasury 5 yr. Note	27	Sep-18	2,700	3,068	11
U.S. Treasury Ultra Bond	98	Sep-18	9,800	15,637	375
Short:
German Euro Bund	10	Sep-18	(1,000)	(1,898)	(28)
German Euro OAT	10	Sep-18	(1,000)	(1,805)	(30)
U.S. Treasury 10 yr. Note	24	Sep-18	(2,400)	(2,884)	(27)
U.S. Treasury 10 yr. Ultra Long Bond	51	Sep-18	(5,100)	(6,540)	(67)
					$344

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at June 30, 2018:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.26%	Semi-Annual/Quarterly	12/7/26	$2,580	$132	$—	$132
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.48	Semi-Annual/Quarterly	12/21/26	2,602	82	—	82
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	3.17	Semi-Annual/Quarterly	5/18/28	828	(17)	—	(17)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.48	Semi-Annual/Quarterly	5/23/47	2,189	223	—	223
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.56	Semi-Annual/Quarterly	11/9/47	2,200	188	—	188
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	3.19	Semi-Annual/Quarterly	5/18/48	442	(23)	—	(23)
							$585	$—	$585

@  Value is less than $500.

*  Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

LIBOR  London Interbank Offered Rate.

OAT  Obligations Assimilables du Trésor (French Treasury Obligation).

ARS  — Argentine Peso

AUD  — Australian Dollar

BRL  — Brazilian Real

CHF  — Swiss Franc

EUR  — Euro

GBP  — British Pound

IDR  — Indonesian Rupiah

JPY  — Japanese Yen

MXN  — Mexican Peso

MYR  — Malaysian Ringgit

NOK  — Norwegian Krone

NZD  — New Zealand Dollar

PEN  — Peruvian Nuevo Sol

PLN  — Polish Zloty

RUB  — Russian Ruble

SEK  — Swedish Krona

USD  — United States Dollar

ZAR  — South African Rand

Portfolio Composition**

Classification	Percentage of Total Investments
Industrials	18.1%
Agency Fixed Rate Mortgages	16.3
Finance	15.5
Mortgages — Other	11.2
Asset-Backed Securities	10.0
Sovereign	9.0
Short-Term Investments	8.9
Other***	5.7
Commercial Mortgage-Backed Securities	5.3
Total Investments	100.0	%****

**  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2018.

***  Industries and/or investment types representing less than 5% of total investments.

****  Does not include open long/short futures contracts with a value of approximately $67,912,000 and net unrealized appreciation of approximately $344,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $1,216,000 and does not include open swap agreements with net unrealized appreciation of approximately $585,000.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Assets and Liabilities	June 30, 2018 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $177,095)	$175,823
Investment in Security of Affiliated Issuer, at Value (Cost $18,463)	18,463
Total Investments in Securities, at Value (Cost $195,558)	194,286
Receivable for Investments Sold	2,317
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	1,602
Interest Receivable	1,272
Receivable for Variation Margin on Futures Contracts	458
Receivable for Fund Shares Sold	117
Receivable from Affiliate	25
Tax Reclaim Receivable	2
Receivable from Securities Lending Income	1
Dividends Receivable	— @
Other Assets	20
Total Assets	200,100
Liabilities:
Payable for Investments Purchased	17,484
Collateral on Securities Loaned, at Value	2,133
Due to Broker	530
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	386
Payable for Fund Shares Redeemed	195
Payable for Advisory Fees	146
Payable for Servicing Fees	54
Payable for Professional Fees	44
Payable for Distribution Fees — Class II Shares	20
Payable for Administration Fees	12
Payable for Custodian Fees	10
Payable for Directors' Fees and Expenses	4
Payable for Variation Margin on Swap Agreements	4
Payable for Transfer Agency Fees	3
Deferred Capital Gain Country Tax	— @
Other Liabilities	27
Total Liabilities	21,052
NET ASSETS	$179,048
Net Assets Consist of:
Paid-in-Capital	$174,098
Accumulated Undistributed Net Investment Income	6,477
Accumulated Net Realized Loss	(2,393)
Unrealized Appreciation (Depreciation) on:
Investments (Net of $—@ of Deferred Capital Gain Country Tax)	(1,272)
Futures Contracts	344
Swap Agreements	585
Foreign Currency Forward Exchange Contracts	1,216
Foreign Currency Translation	(7)
Net Assets	$179,048
CLASS I:
Net Assets	$75,291
Net Asset Value, Offering and Redemption Price Per Share Applicable to 6,958,450 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$10.82
CLASS II:
Net Assets	$103,757
Net Asset Value, Offering and Redemption Price Per Share Applicable to 9,634,884 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$10.77
(1) Including:
Securities on Loan, at Value:	$4,900

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Operations	Six Months Ended June 30, 2018 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $16 of Foreign Taxes Withheld)	$3,252
Dividends from Security of Affiliated Issuer (Note H)	117
Income from Securities Loaned — Net	11
Total Investment Income	3,380
Expenses:
Advisory Fees (Note B)	343
Distribution Fees — Class II Shares (Note E)	133
Servicing Fees (Note D)	107
Administration Fees (Note C)	73
Professional Fees	73
Pricing Fees	25
Custodian Fees (Note G)	23
Shareholder Reporting Fees	14
Transfer Agency Fees (Note F)	5
Directors' Fees and Expenses	4
Other Expenses	11
Total Expenses	811
Waiver of Advisory Fees (Note B)	(39)
Rebate from Morgan Stanley Affiliate (Note H)	(13)
Net Expenses	759
Net Investment Income	2,621
Realized Loss:
Investments Sold	(725)
Foreign Currency Forward Exchange Contracts	(247)
Foreign Currency Translation	(19)
Futures Contracts	(1,113)
Swap Agreements	(176)
Net Realized Loss	(2,280)
Change in Unrealized Appreciation (Depreciation):
Investments (Net Decrease in Deferred Capital Gain Country Tax of $9)	(5,371)
Foreign Currency Forward Exchange Contracts	1,220
Foreign Currency Translation	(13)
Futures Contracts	223
Swap Agreements	740
Net Change in Unrealized Appreciation (Depreciation)	(3,201)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(5,481)
Net Decrease in Net Assets Resulting from Operations	$(2,860)

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Core Plus Fixed Income Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2018 (unaudited) (000)	Year Ended December 31, 2017 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$2,621	$5,540
Net Realized Gain (Loss)	(2,280)	1,333
Net Change in Unrealized Appreciation (Depreciation)	(3,201)	4,072
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,860)	10,945
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(2,535)
Class II:
Net Investment Income	—	(3,067)
Total Distributions	—	(5,602)
Capital Share Transactions:(1)
Class I:
Subscribed	4,837	6,683
Distributions Reinvested	—	2,535
Redeemed	(8,160)	(14,523)
Class II:
Subscribed	11,044	24,640
Distributions Reinvested	—	3,067
Redeemed	(17,150)	(22,893)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(9,429)	(491)
Total Increase (Decrease) in Net Assets	(12,289)	4,852
Net Assets:
Beginning of Period	191,337	186,485
End of Period (Including Accumulated Undistributed Net Investment Income of $6,477 and $3,856)	$179,048	$191,337
(1) Capital Share Transactions:
Class I:
Shares Subscribed	447	614
Shares Issued on Distributions Reinvested	—	236
Shares Redeemed	(754)	(1,337)
Net Decrease in Class I Shares Outstanding	(307)	(487)
Class II:
Shares Subscribed	1,024	2,276
Shares Issued on Distributions Reinvested	—	286
Shares Redeemed	(1,590)	(2,114)
Net Increase (Decrease) in Class II Shares Outstanding	(566)	448

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Financial Highlights

Core Plus Fixed Income Portfolio

	Class I
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$10.98		$10.67		$10.25		$10.68		$10.21		$10.64
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.16		0.34		0.33		0.20		0.30		0.29
Net Realized and Unrealized Gain (Loss)	(0.32)		0.32		0.30		(0.27)		0.49		(0.33)
Total from Investment Operations	(0.16)		0.66		0.63		(0.07)		0.79		(0.04)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.35)		(0.21)		(0.36)		(0.32)		(0.39)
Net Asset Value, End of Period	$10.82		$10.98		$10.67		$10.25		$10.68		$10.21
Total Return(3)	(1.46	)%(6)	6.24%		6.11	%(4)	(0.65)%		7.85%		(0.32)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$75,291		$79,752		$82,746		$88,018		$100,671		$105,420
Ratio of Expenses to Average Net Assets(8)	0.69	%(5)(7)	0.68	%(5)	0.61	%(5)	0.69	%(5)	0.65	%(5)	0.69	%(5)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		0.61	%(5)	N/A		0.68	%(5)	N/A
Ratio of Net Investment Income to Average Net Assets(8)	3.01	%(5)(7)	3.10	%(5)	3.06	%(5)	1.89	%(5)	2.83	%(5)	2.75	%(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(7)	0.02%		0.02%		0.01%		0.02%		0.01%
Portfolio Turnover Rate	102	%(6)	277%		376%		400%		320%		249%
(8) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.74	%(7)	0.76%		0.72%		0.76%		0.80%		0.78%
Net Investment Income to Average Net Assets	2.96	%(7)	3.02%		2.95%		1.82%		2.68%		2.66%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets would have been 0.07% higher and the Ratio of Net Investment Income to Average Net Assets would have been 0.07% lower had the Custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  Performance was positively impacted by approximately 1.77% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 4.34%.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Financial Highlights

Core Plus Fixed Income Portfolio

	Class II
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$10.94		$10.64		$10.22		$10.65		$10.19		$10.62
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.15		0.31		0.30		0.17		0.27		0.26
Net Realized and Unrealized Gain (Loss)	(0.32)		0.31		0.30		(0.26)		0.49		(0.33)
Total from Investment Operations	(0.17)		0.62		0.60		(0.09)		0.76		(0.07)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.32)		(0.18)		(0.34)		(0.30)		(0.36)
Net Asset Value, End of Period	$10.77		$10.94		$10.64		$10.22		$10.65		$10.19
Total Return(3)	(1.55	)%(6)	5.89%		5.86	%(4)	(0.83)%		7.57%		(0.58)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$103,757		$111,585		$103,739		$104,736		$104,837		$66,560
Ratio of Expenses to Average Net Assets(8)	0.94	%(5)(7)	0.93	%(5)	0.86	%(5)	0.94	%(5)	0.90	%(5)	0.94	%(5)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		0.86	%(5)	N/A		0.93	%(5)	N/A
Ratio of Net Investment Income to Average Net Assets(8)	2.76	%(5)(7)	2.85	%(5)	2.81	%(5)	1.64	%(5)	2.58	%(5)	2.50	%(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(7)	0.02%		0.02%		0.01%		0.02%		0.01%
Portfolio Turnover Rate	102	%(6)	277%		376%		400%		320%		249%
(8) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.99	%(7)	1.01%		0.97%		1.04%		1.15%		1.13%
Net Investment Income to Average Net Assets	2.71	%(7)	2.77%		2.70%		1.54%		2.33%		2.31%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses to Average Net Assets would have been 0.07% higher and the Ratio of Net Investment Income to Average Net Assets would have been 0.07% lower had the Custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  Performance was positively impacted by approximately 1.77% due to the receipt of proceeds from the settlement of class action suits involving the Portfolio's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class II shares would have been approximately 4.09%.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Not annualized.

(7)  Annualized.
The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund", collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Core Plus Fixed Income Portfolio. The Fund seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities. The Fund offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (3) over-the-counter ("OTC") swaps may be valued by an outside pricing service approved by the Directors or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Company has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular

18

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$546	$—		$546
Agency Fixed Rate Mortgages	—	31,392	—		31,392
Asset-Backed Securities	—	19,137	—		19,137
Collateralized Mortgage Obligations — Agency Collateral Series	—	3,013	—		3,013
Commercial Mortgage- Backed Securities	—	10,196	—		10,196
Corporate Bonds	—	67,818	—	†	67,818	†
Mortgages — Other	—	21,491	—		21,491
Municipal Bonds	—	1,883	—		1,883
Sovereign	—	17,388	—		17,388
U.S. Treasury Security	—	2,132	—		2,132
Total Fixed Income Securities	—	174,996	—	†	174,996	†
Short-Term Investments
Investment Company	18,463	—	—		18,463
U.S. Treasury Security	—	827	—		827
Total Short-Term Investments	18,463	827	—		19,290

19

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Foreign Currency Forward Exchange Contracts	$—	$1,602	$—		$1,602
Futures Contracts	496	—	—		496
Interest Rate Swap Agreements	—	625	—		625
Total Assets	18,959	178,050	—	†	197,009 †
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(386)	—		(386)
Futures Contracts	(152)	—	—		(152)
Interest Rate Swap Agreements	—	(40)	—		(40)
Total Liabilities	(152)	(426)	—		(578)
Total	$18,807	$177,624	$—	†	$196,431 †

†  Includes one security which is valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2018, the Fund did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate Bond (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2018	$—

†  Includes one security which is valued at zero.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated

20

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with

21

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps: The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Fund's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Fund may be either the buyer or seller in a credit default swap. Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities

22

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

The current credit rating of each individual issuer is included in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2018:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$1,602
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	496	(a)
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	625	(a)
Total			$2,723
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(386)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	(152	)(a)
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	(40	)(a)
Total			$(578)

(a)  This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2018 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(247)
Interest Rate Risk	Futures Contracts	(1,113)
Credit Risk	Swap Agreements	(144)
Interest Rate Risk	Swap Agreements	(32)
Total		$(1,536)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$1,220
Interest Rate Risk	Futures Contracts	223
Credit Risk	Swap Agreements	201
Interest Rate Risk	Swap Agreements	539
Total		$2,183

23

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

At June 30, 2018, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Foreign Currency Forward Exchange Contracts	$1,602	$(386)

(b)  Excludes exchange traded derivatives.

(c)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2018:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Australia and New Zealand Banking Group	$281	$(13)	$—	$268
Bank of America NA	430	(83)	—	347
Barclays Bank PLC	5	(5)	—	0
BNP Paribas SA	221	(— @)	—	221
Goldman Sachs International	622	(89)	(530)	3
JPMorgan Chase Bank NA	5	(5)	—	0
Royal Bank of Canada	2	(1)	—	1
State Street Bank and Trust Co.	2	—	—	2
UBS AG	34	(34)	—	0
Total	$1,602	$(230)	$(530)	$842
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Australia and New Zealand Banking Group	$13	$(13)	$—	$0
Bank of America NA	83	(83)	—	0
Barclays Bank PLC	14	(5)	—	9
BNP Paribas SA	— @	(— @)	—	0
Goldman Sachs International	89	(89)	—	0
JPMorgan Chase Bank NA	133	(5)	—	128
Royal Bank of Canada	1	(1)	—	0
UBS AG	53	(34)	—	19
Total	$386	$(230)	$—	$156

@  Amount is less than $500.

24

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

For the six months ended June 30, 2018, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$31,213,000
Futures Contracts:
Average monthly original value	$60,801,000
Swap Agreements:
Average monthly notional amount	$11,188,000

5.  When-Issued/Delayed Delivery Securities: The Fund purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of

Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2018:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$4,900	(d)	$—	$(4,900	)(e)(f)	$0

(d)  Represents market value of loaned securities at period end.

(e)  The Fund received cash collateral of approximately $2,133,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $2,868,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(f)  The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2018:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Corporate Bonds	$2,133	$—	$—	$—	$2,133
Total Borrowings	$2,133	$—	$—	$—	$2,133
Gross amount of recognized liabilities for securities lending transactions					$2,133

25

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

7.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Fund holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Fund to further risk of loss in the event of a failure to complete the transaction by the counterparty.

9.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.375%	0.30%

For the six months ended June 30, 2018, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.32% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.70% for Class I shares and 0.95% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2018, approximately $39,000 of advisory fees were waived pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares.

F. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other

26

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2018, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $35,992,000 and $191,746,000, respectively. For the six months ended June 30, 2018, purchases and sales of long-term U.S. Government securities were approximately $148,255,000 and $6,288,000, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2018, advisory fees paid were reduced by approximately $13,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended June 30, 2018 is as follows:

Affiliated Investment Company	Value December 31, 2017 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$19,488	$34,097	$35,122	$117
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2018 (000)
Liquidity Funds	$—	$—	$18,463

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2018, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2017, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2017 and 2016 was as follows:

2017 Distributions Paid From:		2016 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$5,602	$—	$3,385	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

27

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, swap transactions, paydown adjustments and an expired capital loss carryforward, resulted in the following reclassifications among the components of net assets at December 31, 2017:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$(1,232)	$30,163	$(28,931)

At December 31, 2017, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$4,326	$—

During the year ended December 31, 2017, capital loss carryforwards of approximately $28,930,000 expired for federal income tax purposes.

In addition, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $2,804,000 during the year ended December 31, 2017.

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2018, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2018, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 65.6%.

L. Accounting Pronouncement: In March 2017, FASB issued an Accounting Standard Update, ASU 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the "ASU") which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be accreted to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

28

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2017, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee was lower than its peer group average and the Fund's total expense ratio was higher than but close to its peer group average. After discussion, the Board concluded that the Fund's (i) performance was competitive with its peer group average and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

29

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Investment Advisory Agreement Approval (unaudited) (cont'd)

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

30

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia Maleski

Michael E. Nugent, Chair of the Board

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFCPFISAN
2191001 EXP. 08.31.19

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Emerging Markets Debt Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	13
Investment Advisory Agreement Approval	22
Director and Officer Information	Back Cover

1

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Expense Example (unaudited)

Emerging Markets Debt Portfolio

As a shareholder of the Emerging Markets Debt Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/18	Actual Ending Account Value 6/30/18	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Emerging Markets Debt Portfolio Class I	$1,000.00	$933.20	$1,019.34	$5.27	$5.51	1.10%
Emerging Markets Debt Portfolio Class II	1,000.00	933.90	1,019.09	5.51	5.76	1.15

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Portfolio of Investments

Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (95.5%)
Angola (0.8%)
Sovereign (0.8%)
Angolan Government International Bond, 9.38%, 5/8/48 (a)		$1,690	$1,711
Argentina (7.2%)
Corporate Bonds (4.3%)
Province of Santa Fe, 6.90%, 11/1/27 (a)		1,210	1,014
Provincia de Buenos Aires, BADLAR + 3.75%, 30.66%, 4/12/25 (b)	ARS	22,350	604
BADLAR + 3.83%, 35.19%, 5/31/22 (b)		19,454	567
Provincia de Cordoba, 7.45%, 9/1/24 (a)		$1,100	991
Provincia de Entre Rios Argentina, 8.75%, 2/8/25 (a)		2,220	1,954
Provincia de Mendoza Argentina, BADLAR + 4.38%, 36.06%, 6/9/21 (b)	ARS	17,180	514
Provincia de Rio Negro, 7.75%, 12/7/25 (a)		$600	470
Provincia del Chaco Argentina, 9.38%, 8/18/24 (a)		2,370	1,997
YPF SA, 8.50%, 7/28/25		1,160	1,109
			9,220
Sovereign (2.9%)
Argentine Republic Government International Bond, 6.88%, 1/26/27 - 1/11/48		4,010	3,281
7.13%, 7/6/36		720	581
7.13%, 6/28/17 (c)		1,000	765
7.50%, 4/22/26		580	537
Republic of Argentina, 2.50%, 12/31/38 (d)		1,850	1,056
			6,220
			15,440
Bahrain (0.3%)
Sovereign (0.3%)
Bahrain Government International Bond, 7.00%, 10/12/28		630	566
Belarus (0.4%)
Sovereign (0.4%)
Republic of Belarus International Bond, 6.20%, 2/28/30 (a)		920	872
Brazil (5.1%)
Corporate Bonds (1.9%)
Minerva Luxembourg SA, 5.88%, 1/19/28 (a)		1,430	1,254
8.75%, 4/3/19 (a)(e)		1,400	1,417
Petrobras Global Finance BV, 6.13%, 1/17/22		218	222
Rumo Luxembourg Sarl, 7.38%, 2/9/24		1,110	1,124
			4,017
	Face Amount (000)	Value (000)
Sovereign (3.2%)
Brazilian Government International Bond, 5.00%, 1/27/45	$3,309	$2,627
6.00%, 4/7/26	4,100	4,201
		6,828
		10,845
Chile (1.4%)
Corporate Bonds (1.0%)
Colbun SA, 4.50%, 7/10/24 (a)	1,030	1,029
Geopark Ltd., 6.50%, 9/21/24 (a)	890	858
Latam Finance Ltd., 6.88%, 4/11/24 (a)	340	334
		2,221
Sovereign (0.4%)
Empresa Nacional del Petroleo, 4.75%, 12/6/21	761	775
		2,996
China (3.7%)
Sovereign (3.7%)
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23	4,970	5,098
Three Gorges Finance I Cayman Islands Ltd., 2.30%, 6/2/21 (a)	2,090	2,027
3.70%, 6/10/25 (a)	838	820
		7,945
Colombia (2.0%)
Sovereign (2.0%)
Colombia Government International Bond, 4.38%, 7/12/21	530	542
5.00%, 6/15/45	2,350	2,317
11.75%, 2/25/20	1,250	1,425
		4,284
Costa Rica (0.7%)
Sovereign (0.7%)
Costa Rica Government International Bond, 7.16%, 3/12/45	1,500	1,489
Croatia (0.5%)
Sovereign (0.5%)
Croatia Government International Bond, 5.50%, 4/4/23	990	1,043
Dominican Republic (1.2%)
Sovereign (1.2%)
Dominican Republic International Bond, 6.88%, 1/29/26 (a)	1,600	1,699
7.45%, 4/30/44 (a)	739	770
		2,469

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Ecuador (1.5%)
Sovereign (1.5%)
Ecuador Government International Bond, 8.75%, 6/2/23 (a)		$1,210	$1,138
8.88%, 10/23/27 (a)		1,100	976
10.75%, 3/28/22 (a)		1,050	1,082
			3,196
Egypt (2.4%)
Sovereign (2.4%)
Egypt Government International Bond, 4.75%, 4/16/26	EUR	510	549
5.88%, 6/11/25		$1,000	933
6.13%, 1/31/22 (a)		1,310	1,291
7.50%, 1/31/27 (a)		890	877
7.90%, 2/21/48 (a)		1,560	1,425
			5,075
El Salvador (0.7%)
Sovereign (0.7%)
El Salvador Government International Bond, 6.38%, 1/18/27		721	675
8.63%, 2/28/29 (a)		760	815
			1,490
Gabon (0.3%)
Sovereign (0.3%)
Republic of Gabon, 6.95%, 6/16/25 (a)		610	554
Ghana (1.8%)
Sovereign (1.8%)
Ghana Government International Bond, 8.63%, 6/16/49 (a)		1,460	1,425
10.75%, 10/14/30		2,000	2,436
			3,861
Guatemala (0.4%)
Sovereign (0.4%)
Guatemala Government Bond, 4.50%, 5/3/26 (a)		940	901
Honduras (0.2%)
Sovereign (0.2%)
Honduras Government International Bond, 8.75%, 12/16/20		400	434
Hungary (1.7%)
Sovereign (1.7%)
Hungary Government International Bond, 7.63%, 3/29/41 (c)		2,710	3,713
India (0.3%)
Sovereign (0.3%)
Export-Import Bank of India, 3.38%, 8/5/26 (a)		790	727
	Face Amount (000)	Value (000)
Indonesia (9.0%)
Sovereign (9.0%)
Indonesia Government International Bond, 4.13%, 1/15/25	$2,950	$2,903
4.75%, 1/8/26	500	508
4.75%, 1/8/26 (a)	1,430	1,452
4.75%, 7/18/47 (a)(c)	810	766
5.13%, 1/15/45 (a)	1,050	1,034
5.88%, 1/15/24 (a)	460	493
5.88%, 1/15/24	4,250	4,558
5.95%, 1/8/46 (a)	330	363
7.75%, 1/17/38	2,475	3,188
Pertamina Persero PT, 4.88%, 5/3/22	500	509
6.45%, 5/30/44 (a)	1,870	1,960
Perusahaan Listrik Negara PT, 6.15%, 5/21/48 (a)	1,300	1,312
		19,046
Iraq (0.4%)
Sovereign (0.4%)
Iraq International Bond, 6.75%, 3/9/23 (a)	890	857
Jamaica (1.3%)
Corporate Bond (0.2%)
Digicel Ltd., 6.00%, 4/15/21	540	491
Sovereign (1.1%)
Jamaica Government International Bond, 7.63%, 7/9/25 (c)	520	592
7.88%, 7/28/45	520	577
8.00%, 3/15/39	1,010	1,135
		2,304
		2,795
Jordan (0.3%)
Sovereign (0.3%)
Jordan Government International Bond, 7.38%, 10/10/47 (a)	780	718
Kazakhstan (3.3%)
Sovereign (3.3%)
KazAgro National Management Holding JSC, 4.63%, 5/24/23 (a)	1,420	1,370
Kazakhstan Government International Bond, 5.13%, 7/21/25 (a)	2,000	2,112
KazMunayGas National Co., JSC, 6.38%, 10/24/48 (a)	3,420	3,462
		6,944
Kenya (0.3%)
Sovereign (0.3%)
Kenya Government International Bond, 8.25%, 2/28/48 (a)	570	535

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Mexico (13.5%)
Corporate Bond (0.5%)
Mexichem SAB de CV, 5.50%, 1/15/48 (a)		$1,240	$1,085
Sovereign (13.0%)
Banco Nacional de Comercio Exterior SNC, 3.80%, 8/11/26 (a)		2,230	2,151
Mexican Bonos, Series M 10.00%, 12/5/24	MXN	36,620	2,072
Mexico Government International Bond, 3.75%, 1/11/28		$1,490	1,411
4.15%, 3/28/27		1,398	1,380
4.35%, 1/15/47		1,100	986
4.60%, 1/23/46		2,530	2,334
6.05%, 1/11/40		1,482	1,638
Petroleos Mexicanos, 4.88%, 1/24/22		1,730	1,749
5.63%, 1/23/46		2,200	1,862
6.35%, 2/12/48 (a)		910	826
6.38%, 1/23/45		3,463	3,198
6.50%, 3/13/27 - 6/2/41		4,470	4,394
6.63%, 6/15/38		1,176	1,123
6.75%, 9/21/47		990	936
8.63%, 12/1/23		1,350	1,535
			27,595
			28,680
Mongolia (1.0%)
Sovereign (1.0%)
Mongolia Government International Bond, 8.75%, 3/9/24 (a)		640	688
8.75%, 3/9/24		1,400	1,506
			2,194
Nigeria (1.2%)
Sovereign (1.2%)
Nigeria Government International Bond, 6.38%, 7/12/23		670	663
6.50%, 11/28/27 (a)		920	858
7.14%, 2/23/30 (a)		1,060	1,004
			2,525
Panama (1.5%)
Sovereign (1.5%)
Aeropuerto Internacional de Tocumen SA, 5.63%, 5/18/36 (a)		1,600	1,684
Panama Government International Bond, 4.00%, 9/22/24		294	297
8.88%, 9/30/27		883	1,190
			3,171
Paraguay (1.5%)
Sovereign (1.5%)
Paraguay Government International Bond, 4.63%, 1/25/23 (a)(c)		320	325
4.70%, 3/27/27 (a)		1,160	1,137
6.10%, 8/11/44 (a)		1,580	1,623
			3,085
	Face Amount (000)		Value (000)
Peru (2.6%)
Corporate Bond (0.5%)
Union Andina de Cementos SAA, 5.88%, 10/30/21 (a)(c)		$1,040	$1,069
Sovereign (2.1%)
Corporación Financiera de Desarrollo SA, 5.25%, 7/15/29 (a)		1,298	1,291
Peruvian Government International Bond, 6.55%, 3/14/37		1,400	1,753
Petroleos del Peru SA, 4.75%, 6/19/32 (a)(c)		1,490	1,430
			4,474
			5,543
Philippines (2.8%)
Sovereign (2.8%)
Philippine Government International Bond, 3.95%, 1/20/40		1,396	1,338
8.38%, 6/17/19 (c)		146	154
9.50%, 2/2/30		2,981	4,356
			5,848
Poland (1.4%)
Sovereign (1.4%)
Republic of Poland Government International Bond, 3.00%, 3/17/23		2,040	1,996
4.00%, 1/22/24		650	661
5.00%, 3/23/22		250	264
			2,921
Russia (8.4%)
Corporate Bond (1.0%)
Sibur Securities DAC, 4.13%, 10/5/23 (a)		2,120	2,031
Sovereign (7.4%)
Russian Federal Bond — OFZ, 6.40%, 5/27/20	RUB	208,950	3,295
Russian Foreign Bond — Eurobond, 4.50%, 4/4/22		$10,400	10,596
5.63%, 4/4/42		1,800	1,887
			15,778
			17,809
Senegal (0.5%)
Sovereign (0.5%)
Senegal Government International Bond, 6.25%, 5/23/33 (a)(c)		1,170	1,040
South Africa (3.2%)
Sovereign (3.2%)
Eskom Holdings SOC Ltd., 7.13%, 2/11/25		2,210	2,117
Republic of South Africa Government Bond, 9.00%, 1/31/40	ZAR	13,600	933
South Africa Government International Bond, 5.88%, 9/16/25		$3,570	3,670
			6,720

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)	Value (000)
Turkey (4.6%)
Sovereign (4.6%)
Export Credit Bank of Turkey, 5.88%, 4/24/19 (a)	$1,960	$1,964
Turkey Government International Bond, 3.25%, 3/23/23 (c)	1,340	1,191
4.88%, 4/16/43	1,600	1,196
5.63%, 3/30/21	4,342	4,326
6.88%, 3/17/36	1,200	1,133
		9,810
Ukraine (4.0%)
Sovereign (4.0%)
Ukraine Government International Bond, 7.38%, 9/25/32 (a)	1,810	1,556
7.75%, 9/1/23 - 9/1/26	7,190	6,838
		8,394
Uruguay (0.5%)
Sovereign (0.5%)
Uruguay Government International Bond, 5.10%, 6/18/50 (c)	1,160	1,145
Venezuela (1.6%)
Sovereign (1.6%)
Petroleos de Venezuela SA, 6.00%, 11/15/26 (f)(g)	15,740	3,384
Total Fixed Income Securities (Cost $213,919)		202,775
	No. of Warrants
Warrants (0.0%)
Nigeria (0.0%)
Central Bank of Nigeria Bond, 0.00%, expires 11/15/20 (b)(h)	750	48
Venezuela (0.0%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, 0.005, expires 4/15/20 (b)(h)	3,750	9
Total Warrants (Cost $—)		57
	Shares
Short-Term Investments (5.5%)
Securities held as Collateral on Loaned Securities (2.2%)
Investment Company (1.8%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H)	3,800,428	3,800
	Face Amount (000)
Repurchase Agreements (0.4%)
Barclays Capital, Inc., (2.10%, dated 6/29/18, due 7/2/18; proceeds $218; fully collateralized by U.S. Government obligations; 1.00% - 1.88% due 3/31/22 - 2/15/46; valued at $222)	$218	218
	Face Amount (000)		Value (000)
HSBC Securities USA, Inc., (2.10%, dated 6/29/18, due 7/2/18; proceeds $319; fully collateralized by U.S. Government obligations; 0.00% due 5/15/19 - 2/15/23; valued at $326)		$319	$319
Merrill Lynch & Co., Inc., (2.12%, dated 6/29/18, due 7/2/18; proceeds $290; fully collateralized by U.S. Government agency securities; 3.00% - 4.00% due 8/1/32 - 12/1/44; valued at $296)		290	290
			827
Total Securities held as Collateral on Loaned Securities (Cost $4,627)			4,627
	Shares
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H) (Cost $4,231)		4,231,072	4,231
	Face Amount (000)
Nigeria (1.3%)
Sovereign (1.3%)
Nigeria Treasury Bill, 22.45%, 8/16/18 (Cost $2,859)	NGN	1,060,000	2,864
Total Short-Term Investments (Cost $11,717)			11,722
Total Investments (101.0%) (Cost $225,636) Including $7,861 of Securities Loaned (i)(j)			214,554
Liabilities in Excess of Other Assets (-1.0%)			(2,036)
Net Assets (100.0%)			$212,518

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  Floating or Variable rate securities: The rates disclosed are as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)  All or a portion of this security was on loan at June 30, 2018.

(d)  Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of June 30, 2018. Maturity date disclosed is the ultimate maturity date.

(e)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2018.

(f)  Issuer in bankruptcy.

(g)  Non-income producing security; bond in default.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

(h)  Security has been deemed illiquid at June 30, 2018.

(i)  Securities are available for collateral in connection with an open foreign currency forward exchange contract.

(j)  At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $3,610,000 and the aggregate gross unrealized depreciation is approximately $14,875,000, resulting in net unrealized depreciation of approximately $11,265,000.

BADLAR  Buenos Aires Deposits of Large Amount Rate.

OFZ  Obilgatsyi Federal'novo Zaima (Russian Federal Loan Obligation).

Foreign Currency Forward Exchange Contract:

The Fund had the following foreign currency forward exchange contract open at June 30, 2018:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Depreciation (000)
JPMorgan Chase Bank NA	NGN	942,000	$2,408	8/20/18	$(183)

ARS  — Argentine Peso

EUR  — Euro

MXN  — Mexican Peso

NGN  — Nigerian Naira

RUB  — Russian Ruble

ZAR  — South African Rand

Portfolio Composition*

Classification	Percentage of Total Investments
Sovereign	88.4%
Corporate Bonds	9.6
Other**	2.0
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2018.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include an open foreign currency forward exchange contract with unrealized depreciation of approximately $183,000.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Emerging Markets Debt Portfolio

Statement of Assets and Liabilities	June 30, 2018 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $217,605)	$206,523
Investment in Security of Affiliated Issuer, at Value (Cost $8,031)	8,031
Total Investments in Securities, at Value (Cost $225,636)	214,554
Foreign Currency, at Value (Cost $297)	289
Cash	9
Interest Receivable	3,681
Receivable for Investments Sold	124
Due from Broker	40
Receivable for Fund Shares Sold	31
Receivable from Affiliate	7
Receivable from Securities Lending Income	3
Other Assets	20
Total Assets	218,758
Liabilities:
Collateral on Securities Loaned, at Value	4,636
Payable for Fund Shares Redeemed	570
Payable for Advisory Fees	411
Payable for Investments Purchased	256
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	183
Payable for Servicing Fees	62
Payable for Professional Fees	42
Deferred Capital Gain Country Tax	32
Payable for Administration Fees	14
Payable for Transfer Agency Fees	3
Payable for Custodian Fees	2
Payable for Directors' Fees and Expenses	2
Payable for Distribution Fees — Class II Shares	1
Other Liabilities	26
Total Liabilities	6,240
NET ASSETS	$212,518
Net Assets Consist of:
Paid-in-Capital	$228,115
Accumulated Undistributed Net Investment Income	16,958
Accumulated Net Realized Loss	(21,246)
Unrealized Appreciation (Depreciation) on:
Investments (Net of $32 of Deferred Capital Gain Country Tax)	(11,114)
Foreign Currency Forward Exchange Contracts	(183)
Foreign Currency Translation	(12)
Net Assets	$212,518
CLASS I:
Net Assets	$192,171
Net Asset Value, Offering and Redemption Price Per Share Applicable to 25,480,316 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$7.54
CLASS II:
Net Assets	$20,347
Net Asset Value, Offering and Redemption Price Per Share Applicable to 2,718,387 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$7.49
(1) Including:
Securities on Loan, at Value:	$7,861

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Emerging Markets Debt Portfolio

Statement of Operations	Six Months Ended June 30, 2018 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$6,095
Dividends from Security of Affiliated Issuer (Note H)	23
Income from Securities Loaned — Net	20
Dividends from Securities of Unaffiliated Issuers	11
Total Investment Income	6,149
Expenses:
Advisory Fees (Note B)	848
Servicing Fees (Note D)	189
Administration Fees (Note C)	90
Professional Fees	61
Distribution Fees — Class II Shares (Note E)	26
Custodian Fees (Note G)	12
Shareholder Reporting Fees	12
Pricing Fees	7
Transfer Agency Fees (Note F)	5
Directors' Fees and Expenses	4
Other Expenses	11
Expenses Before Non Operating Expenses	1,265
Bank Overdraft Expense	1
Total Expenses	1,266
Waiver of Distribution Fees — Class II Shares (Note E)	(21)
Rebate from Morgan Stanley Affiliate (Note H)	(3)
Net Expenses	1,242
Net Investment Income	4,907
Realized Loss:
Investments Sold	(179)
Foreign Currency Forward Exchange Contracts	(1)
Foreign Currency Translation	(50)
Net Realized Loss	(230)
Change in Unrealized Appreciation (Depreciation):
Investments (Net Increase in Deferred Capital Gain Country Tax of $32)	(20,350)
Foreign Currency Forward Exchange Contracts	(14)
Foreign Currency Translation	(5)
Net Change in Unrealized Appreciation (Depreciation)	(20,369)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(20,599)
Net Decrease in Net Assets Resulting from Operations	$(15,692)

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Emerging Markets Debt Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2018 (unaudited) (000)	Year Ended December 31, 2017 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$4,907	$12,333
Net Realized Loss	(230)	(2,891)
Net Change in Unrealized Appreciation (Depreciation)	(20,369)	12,101
Net Increase (Decrease) in Net Assets Resulting from Operations	(15,692)	21,543
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(11,836)
Class II:
Net Investment Income	—	(1,115)
Total Distributions	—	(12,951)
Capital Share Transactions:(1)
Class I:
Subscribed	12,914	24,150
Distributions Reinvested	—	11,836
Redeemed	(26,500)	(24,268)
Class II:
Subscribed	1,637	4,550
Distributions Reinvested	—	1,115
Redeemed	(1,979)	(3,953)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(13,928)	13,430
Total Increase (Decrease) in Net Assets	(29,620)	22,022
Net Assets:
Beginning of Period	242,138	220,116
End of Period (Including Accumulated Undistributed Net Investment Income of $16,958 and $12,051)	$212,518	$242,138
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,648	2,994
Shares Issued on Distributions Reinvested	—	1,520
Shares Redeemed	(3,383)	(3,023)
Net Increase (Decrease) in Class I Shares Outstanding	(1,735)	1,491
Class II:
Shares Subscribed	212	568
Shares Issued on Distributions Reinvested	—	144
Shares Redeemed	(253)	(493)
Net Increase (Decrease) in Class II Shares Outstanding	(41)	219

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Financial Highlights

Emerging Markets Debt Portfolio

	Class I
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$8.08		$7.79		$7.45		$7.95		$8.22		$9.52
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.17		0.42		0.45		0.41		0.39		0.40
Net Realized and Unrealized Gain (Loss)	(0.71)		0.32		0.34		(0.48)		(0.13)		(1.23)
Total from Investment Operations	(0.54)		0.74		0.79		(0.07)		0.26		(0.83)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.45)		(0.45)		(0.43)		(0.47)		(0.36)
Net Realized Gain	—		—		—		—		(0.06)		(0.11)
Total Distributions	—		(0.45)		(0.45)		(0.43)		(0.53)		(0.47)
Net Asset Value, End of Period	$7.54		$8.08		$7.79		$7.45		$7.95		$8.22
Total Return(3)	(6.68	)%(6)	9.71%		10.55%		(1.12)%		2.93%		(8.75)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$192,171		$219,994		$200,455		$209,794		$243,906		$272,200
Ratio of Expenses to Average Net Assets(8)	1.10	%(4)(7)	1.10	%(4)	1.05	%(4)	1.09	%(4)	1.08	%(4)	1.06	%(4)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.10	%(4)(7)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Income to Average Net Assets(8)	4.34	%(4)(7)	5.22	%(4)	5.72	%(4)	5.24	%(4)	4.69	%(4)	4.48	%(4)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(5))(7)	0.01%		0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	17	%(6)	46%		53%		37%		81%		88%
(8) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A		1.08%		N/A		N/A		N/A
Net Investment Income to Average Net Assets	N/A		N/A		5.69%		N/A		N/A		N/A

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets would have been 0.03% higher and the Ratio of Net Investment Income to Average Net Assets would have been 0.03% lower had the Custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Financial Highlights

Emerging Markets Debt Portfolio

	Class II
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$8.02		$7.74		$7.40		$7.90		$8.17		$9.46
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.17		0.41		0.44		0.40		0.39		0.39
Net Realized and Unrealized Gain (Loss)	(0.70)		0.32		0.34		(0.48)		(0.13)		(1.22)
Total from Investment Operations	(0.53)		0.73		0.78		(0.08)		0.26		(0.83)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.45)		(0.44)		(0.42)		(0.47)		(0.35)
Net Realized Gain	—		—		—		—		(0.06)		(0.11)
Total Distributions	—		(0.45)		(0.44)		(0.42)		(0.53)		(0.46)
Net Asset Value, End of Period	$7.49		$8.02		$7.74		$7.40		$7.90		$8.17
Total Return(3)	(6.61	)%(6)	9.58%		10.58%		(1.17)%		2.89%		(8.76)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$20,347		$22,144		$19,661		$18,270		$19,506		$20,540
Ratio of Expenses to Average Net Assets(8)	1.15	%(4)(7)	1.15	%(4)	1.10	%(4)	1.14	%(4)	1.13	%(4)	1.11	%(4)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.15	%(4)(7)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Income to Average Net Assets(8)	4.29	%(4)(7)	5.17	%(4)	5.67	%(4)	5.19	%(4)	4.64	%(4)	4.43	%(4)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(5)(7)	0.01%		0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	17	%(6)	46%		53%		37%		81%		88%
(8) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.35	%(7)	1.36%		1.33%		1.37%		1.43%		1.41%
Net Investment Income to Average Net Assets	4.09	%(7)	4.96%		5.44%		4.96%		4.34%		4.13%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses to Average Net Assets would have been 0.03% higher and the Ratio of Net Investment Income to Average Net Assets would have been 0.03% lower had the Custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund", collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Emerging Markets Debt Portfolio. The Fund seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. The Fund offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (3) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (4) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Company has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or

13

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$20,134	$—	$20,134
Sovereign	—	182,641	—	182,641
Total Fixed Income Securities	—	202,775	—	202,775
Warrants	—	57	—	57
Short-Term Investments
Investment Company	8,031	—	—	8,031
Repurchase Agreements	—	827	—	827
Sovereign	—	2,864	—	2,864
Total Short-Term Investments	8,031	3,691	—	11,722
Total Assets	8,031	206,523	—	214,554
Liabilities:
Foreign Currency Forward Exchange Contract	—	(183)	—	(183)
Total	$8,031	$206,340	$—	$214,371

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2018, the Fund did not have any investments transfer between investment levels.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a

14

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Structured Investments: The Fund invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Fund will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or

15

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Fund is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Fund's illiquidity to the extent that the Fund, at a particular time, may be unable to find qualified buyers for these securities.

6.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses

16

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2018:

	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contract	Unrealized Depreciation on Foreign Currency Forward Exchange Contract	Currency Risk	$(183)

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2018 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(1)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(14)

At June 30, 2018, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(a) (000)	Liabilities(a) (000)
Foreign Currency Forward Exchange Contract	$—	$(183)

(a)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2018:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
JPMorgan Chase Bank NA	$(183)	$—	$—	$(183)

For the six months ended June 30, 2018, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$2,408,000

7.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to

17

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2018:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$7,861	(b)	$—	$(7,861	)(c)(d)	$0

(b)  Represents market value of loaned securities at period end.

(c)  The Fund received cash collateral of approximately $4,636,000, of which approximately $4,627,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2018, there was uninvested cash of approximately $9,000, which is not reflected in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $3,462,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(d)  The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2018:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Sovereign	$4,636	$—	$—	$—	$4,636
Total Borrowings	$4,636	$—	$—	$—	$4,636
Gross amount of recognized liabilities for securities lending transactions					$4,636

8.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Fund holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Fund to further risk of loss in the event

18

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

of a failure to complete the transaction by the counterparty.

10.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

For the six months ended June 30, 2018, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.75% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.30% for Class I shares and 1.35% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. This arrangement had no effect during the most recent reporting period.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.20% of the 0.25% distribution fee that it may receive. This fee waiver will continue for at least one year or until such time as the Directors act to discontinue all or a portion of such waiver when they deem such action is inappropriate. For the six months ended June 30, 2018, this waiver amounted to approximately $21,000.

F. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2018, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $36,589,000 and $40,421,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2018.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2018, advisory fees paid were reduced by approximately $3,000 relating to the Fund's investment in the Liquidity Funds.

19

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended June 30, 2018 is as follows:

Affiliated Investment Company	Value December 31, 2017 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$16,562	$33,786	$42,317	$23
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2018 (000)
Liquidity Funds	$—	$—	$8,031

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2018, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2017, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2017 and 2016 was as follows:

2017 Distributions Paid From:		2016 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$12,951	$—	$13,254	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and foreign capital gains tax, resulted in the following reclassifications among the components of net assets at December 31, 2017:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$(159)	$159	$—

At December 31, 2017, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$12,224	$—

20

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

At December 31, 2017, the Fund had available for federal income tax purposes unused short term and long term capital losses of approximately $1,409,000 and $18,421,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2018, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2018, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 68.9%.

L. Accounting Pronouncement: In March 2017, FASB issued an Accounting Standard Update, ASU 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the "ASU") which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be accreted to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

21

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2017, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's management fee was higher than its peer group average and the Fund's total expense ratio was higher than but close to its peer group average. After discussion, the Board concluded that the Fund's (i) performance was competitive with its peer group average, (ii) management fee was acceptable and (iii) total expense ratio was competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser

22

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Investment Advisory Agreement Approval (unaudited) (cont'd)

and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

23

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia Maleski

Michael E. Nugent, Chair of the Board

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFEMDSAN
2190836 EXP. 08.31.19

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Emerging Markets Equity Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	11
Investment Advisory Agreement Approval	20
Director and Officer Information	Back Cover

1

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Expense Example (unaudited)

Emerging Markets Equity Portfolio

As a shareholder of the Emerging Markets Equity Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/18	Actual Ending Account Value 6/30/18	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Emerging Markets Equity Portfolio Class I	$1,000.00	$905.30	$1,018.70	$5.81	$6.16	1.23%
Emerging Markets Equity Portfolio Class II	1,000.00	905.00	1,018.45	6.05	6.41	1.28

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Portfolio of Investments

Emerging Markets Equity Portfolio

	Shares	Value (000)
Common Stocks (94.7%)
Argentina (0.4%)
Grupo Financiero Galicia SA ADR	29,835	$984
Austria (0.8%)
Erste Group Bank AG (a)	49,591	2,070
Brazil (4.8%)
B3 SA — Brasil Bolsa Balcao	369,327	1,949
Banco Bradesco SA (Preference)	504,328	3,500
Itau Unibanco Holding SA (Preference)	396,719	4,129
Petroleo Brasileiro SA	376,454	1,886
Petroleo Brasileiro SA (Preference)	433,032	1,921
		13,385
Chile (1.8%)
Banco Santander Chile	21,411,659	1,677
Banco Santander Chile ADR	8,148	256
SACI Falabella	318,771	2,921
		4,854
China (26.0%)
AAC Technologies Holdings, Inc. (b)	61,000	859
Alibaba Group Holding Ltd. ADR (a)	51,314	9,520
Baidu, Inc. ADR (a)	2,700	656
Bank of China Ltd. H Shares (b)	11,414,000	5,659
Brilliance China Automotive Holdings Ltd. (b)	518,000	935
China Construction Bank Corp. H Shares (b)	8,405,230	7,767
China Mengniu Dairy Co., Ltd. (a)(b)	689,000	2,336
China Mobile Ltd. (b)	140,000	1,244
China Overseas Land & Investment Ltd. (b)	376,000	1,239
China Pacific Insurance Group Co., Ltd. H Shares (b)	786,200	3,041
China Resources Land Ltd. (b)	202,000	681
China Unicom Hong Kong Ltd. (b)	886,000	1,107
CSPC Pharmaceutical Group Ltd. (b)	924,000	2,791
JD.com, Inc. ADR (a)	31,842	1,240
Kweichow Moutai Co., Ltd., Class A	4,598	508
New Oriental Education & Technology Group, Inc. ADR	22,903	2,168
PetroChina Co., Ltd. H Shares (b)	2,076,000	1,580
Shenzhou International Group Holdings Ltd. (b)	232,000	2,864
Sino Biopharmaceutical Ltd. (b)	1,651,000	2,534
Sinopharm Group Co., Ltd. H Shares (b)	128,000	515
Sogou, Inc. ADR (a)(c)	74,633	853
TAL Education Group ADR (a)	31,552	1,161
Tencent Holdings Ltd. (b)	409,900	20,574
		71,832
Egypt (0.7%)
Commercial International Bank Egypt SAE	396,535	1,875
Germany (0.9%)
Adidas AG	10,800	2,358
Hong Kong (1.1%)
Samsonite International SA (a)	874,500	3,093
	Shares	Value (000)
Hungary (1.1%)
OTP Bank Nyrt	87,436	$3,166
India (8.1%)
Ashok Leyland Ltd.	1,606,339	2,949
Eicher Motors Ltd.	3,680	1,536
HDFC Bank Ltd. ADR	15,800	1,659
ICICI Bank Ltd.	283,983	1,142
ICICI Bank Ltd. ADR	97,505	783
IndusInd Bank Ltd.	107,555	3,033
Marico Ltd.	707,828	3,426
Maruti Suzuki India Ltd.	25,245	3,252
Shree Cement Ltd.	9,154	2,078
Zee Entertainment Enterprises Ltd.	334,473	2,656
		22,514
Indonesia (3.9%)
Astra International Tbk PT	4,606,600	2,122
Bank Mandiri Persero Tbk PT	3,620,800	1,731
Bumi Serpong Damai Tbk PT	9,924,100	1,084
Semen Indonesia Persero Tbk PT	3,273,600	1,628
Telekomunikasi Indonesia Persero Tbk PT	7,908,400	2,069
Unilever Indonesia Tbk PT	677,700	2,180
		10,814
Korea, Republic of (7.8%)
CJ Corp.	5,253	669
Coway Co., Ltd.	16,533	1,285
Hanssem Co., Ltd.	7,142	673
Hugel, Inc. (a)	2,336	1,010
Hyundai Motor Co.	14,513	1,634
KB Financial Group, Inc.	20,984	994
Korea Electric Power Corp.	45,695	1,312
NAVER Corp.	3,064	2,098
Samsung Electronics Co., Ltd.	212,574	8,898
Samsung Electronics Co., Ltd. (Preference)	59,123	1,997
Shinhan Financial Group Co., Ltd.	26,797	1,041
		21,611
Malaysia (5.0%)
Gamuda Bhd	624,000	505
Genting Malaysia Bhd	2,523,800	3,049
IHH Healthcare Bhd	2,425,200	3,662
Malayan Banking Bhd	999,001	2,226
Malaysia Airports Holdings Bhd	1,038,000	2,261
Sime Darby Plantation Bhd	1,370,600	1,808
Sime Darby Property Bhd	1,395,200	415
		13,926
Mexico (5.4%)
Alsea SAB de CV	558,662	1,925
America Movil SAB de CV, Class L ADR	162,933	2,714
Fomento Economico Mexicano SAB de CV ADR	35,224	3,092
Grupo Financiero Banorte SAB de CV Series O	718,085	4,222
Wal-Mart de Mexico SAB de CV	1,179,603	3,114
		15,067

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Equity Portfolio

	Shares	Value (000)
Pakistan (0.4%)
United Bank Ltd.	819,600	$1,137
Peru (0.9%)
Credicorp Ltd.	10,846	2,442
Philippines (2.8%)
Ayala Corp.	73,150	1,261
Ayala Land, Inc.	1,541,900	1,095
Metropolitan Bank & Trust Co.	2,132,591	2,933
SM Investments Corp.	149,724	2,455
		7,744
Poland (4.5%)
Bank Zachodni WBK SA	23,694	2,110
CCC SA	32,180	1,778
Jeronimo Martins SGPS SA	148,816	2,150
LPP SA	881	1,996
Powszechna Kasa Oszczednosci Bank Polski SA (a)	285,499	2,819
Powszechny Zaklad Ubezpieczen SA	153,502	1,598
		12,451
Russia (4.9%)
LUKOIL PJSC ADR	47,602	3,255
MMC Norilsk Nickel PJSC ADR	126,042	2,262
Sberbank of Russia PJSC ADR	267,447	3,861
X5 Retail Group N.V. GDR	80,955	2,144
Yandex N.V., Class A (a)	58,690	2,107
		13,629
South Africa (5.8%)
AVI Ltd.	326,897	2,578
Bidvest Group Ltd. (The)	145,216	2,086
Capitec Bank Holdings Ltd. (c)	33,276	2,106
Clicks Group Ltd. (c)	137,854	1,975
Imperial Holdings Ltd.	124,715	1,781
Naspers Ltd., Class N	4,395	1,116
Reunert Ltd.	195,809	1,146
Sanlam Ltd.	439,439	2,245
Tiger Brands Ltd. (c)	36,516	882
		15,915
Taiwan (7.6%)
ASE Technology Holding Co., Ltd.	418,738	983
CTBC Financial Holding Co. Ltd.	908,000	654
Hon Hai Precision Industry Co., Ltd.	274,965	750
Largan Precision Co., Ltd.	17,000	2,504
MediaTek, Inc.	162,000	1,594
Nanya Technology Corp.	562,000	1,534
Nien Made Enterprise Co., Ltd.	170,000	1,452
President Chain Store Corp.	110,000	1,247
Taiwan Semiconductor Manufacturing Co., Ltd.	1,467,000	10,417
		21,135
Total Common Stocks (Cost $210,298)		262,002
	Shares	Value (000)
Short-Term Investments (7.1%)
Securities held as Collateral on Loaned Securities (1.8%)
Investment Company (1.8%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note H) (Cost $4,968)	4,968,318	$4,968
Investment Company (5.3%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note H) (Cost $14,620)	14,619,648	14,620
Total Short-Term Investments (Cost $19,588)		19,588
Total Investments (101.8%) (Cost $229,886) Including $4,862 of Securities Loaned (d)		281,590
Liabilities in Excess of Other Assets (-1.8%)		(5,031)
Net Assets (100.0%)		$276,559

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  All or a portion of this security was on loan at June 30, 2018.

(d)  At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $65,751,000 and the aggregate gross unrealized depreciation is approximately $14,069,000, resulting in net unrealized appreciation of approximately $51,682,000.

ADR  American Depositary Receipt.

GDR  Global Depositary Receipt.

PJSC  Public Joint Stock Company.

Foreign Currency Forward Exchange Contract:

The Fund had the following foreign currency forward exchange contract open at June 30, 2018:

Counterparty	Contract to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Depreciation (000)
State Street Bank and Trust Co.	HKD	332,722	$42,435	9/13/18	$(22)

HKD  — Hong Kong Dollar

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Equity Portfolio

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	52.9%
Banks	23.6
Internet Software & Services	12.9
Short-Term Investment	5.3
Semiconductors & Semiconductor Equipment	5.3
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2018.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include an open foreign currency forward exchange contract with unrealized depreciation of approximately $22,000.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Emerging Markets Equity Portfolio

Statement of Assets and Liabilities	June 30, 2018 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $210,298)	$262,002
Investment in Security of Affiliated Issuer, at Value (Cost $19,588)	19,588
Total Investments in Securities, at Value (Cost $229,886)	281,590
Foreign Currency, at Value (Cost $13)	12
Dividends Receivable	907
Receivable for Fund Shares Sold	157
Tax Reclaim Receivable	64
Receivable for Investments Sold	40
Receivable from Affiliate	18
Receivable from Securities Lending Income	3
Other Assets	32
Total Assets	282,823
Liabilities:
Collateral on Securities Loaned, at Value	4,968
Payable for Advisory Fees	654
Payable for Fund Shares Redeemed	206
Payable for Custodian Fees	140
Payable for Servicing Fees	108
Payable for Professional Fees	44
Payable for Investments Purchased	31
Deferred Capital Gain Country Tax	30
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	22
Payable for Administration Fees	19
Payable for Directors' Fees and Expenses	6
Payable for Transfer Agency Fees	5
Payable for Distribution Fees — Class II Shares	1
Other Liabilities	30
Total Liabilities	6,264
NET ASSETS	$276,559
Net Assets Consist of:
Paid-in-Capital	$207,065
Accumulated Undistributed Net Investment Income	2,476
Accumulated Undistributed Net Realized Gain	15,375
Unrealized Appreciation (Depreciation) on:
Investments (Net of $30 of Deferred Capital Gain Country Tax)	51,674
Foreign Currency Forward Exchange Contracts	(22)
Foreign Currency Translation	(9)
Net Assets	$276,559
CLASS I:
Net Assets	$199,346
Net Asset Value, Offering and Redemption Price Per Share Applicable to 12,479,103 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$15.97
CLASS II:
Net Assets	$77,213
Net Asset Value, Offering and Redemption Price Per Share Applicable to 4,851,566 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$15.91
(1) Including:
Securities on Loan, at Value:	$4,862

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Emerging Markets Equity Portfolio

Statement of Operations	Six Months Ended June 30, 2018 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $454 of Foreign Taxes Withheld)	$3,125
Dividends from Security of Affiliated Issuer (Note H)	78
Income from Securities Loaned — Net	24
Total Investment Income	3,227
Expenses:
Advisory Fees (Note B)	1,360
Servicing Fees (Note D)	255
Custodian Fees (Note G)	119
Administration Fees (Note C)	128
Distribution Fees — Class II Shares (Note E)	111
Professional Fees	62
Shareholder Reporting Fees	21
Transfer Agency Fees (Note F)	8
Pricing Fees	5
Directors' Fees and Expenses	6
Other Expenses	10
Expenses Before Non Operating Expenses	2,085
Bank Overdraft Expense	1
Total Expenses	2,086
Waiver of Distribution Fees — Class II Shares (Note E)	(88)
Rebate from Morgan Stanley Affiliate (Note H)	(8)
Net Expenses	1,990
Net Investment Income	1,237
Realized Gain (Loss):
Investments Sold	23,034
Foreign Currency Translation	(102)
Net Realized Gain	22,932
Change in Unrealized Appreciation (Depreciation):
Investments (Net Decrease in Deferred Capital Gain Country Tax of $277)	(53,246)
Foreign Currency Forward Exchange Contracts	(22)
Foreign Currency Translation	(8)
Net Change in Unrealized Appreciation (Depreciation)	(53,276)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(30,344)
Net Decrease in Net Assets Resulting from Operations	$(29,107)

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Emerging Markets Equity Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2018 (unaudited) (000)	Year Ended December 31, 2017 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,237	$1,631
Net Realized Gain	22,932	17,193
Net Change in Unrealized Appreciation (Depreciation)	(53,276)	68,183
Net Increase (Decrease) in Net Assets Resulting from Operations	(29,107)	87,007
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(1,590)
Class II:
Net Investment Income	—	(640)
Total Distributions	—	(2,230)
Capital Share Transactions:(1)
Class I:
Subscribed	25,276	32,549
Distributions Reinvested	—	1,590
Redeemed	(43,052)	(30,630)
Class II:
Subscribed	11,194	20,588
Distributions Reinvested	—	640
Redeemed	(15,027)	(33,054)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(21,609)	(8,317)
Total Increase (Decrease) in Net Assets	(50,716)	76,460
Net Assets:
Beginning of Period	327,275	250,815
End of Period (Including Accumulated Undistributed Net Investment Income of $2,476 and $1,239)	$276,559	$327,275
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,432	2,061
Shares Issued on Distributions Reinvested	—	101
Shares Redeemed	(2,440)	(1,930)
Net Increase (Decrease) in Class I Shares Outstanding	(1,008)	232
Class II:
Shares Subscribed	627	1,364
Shares Issued on Distributions Reinvested	—	41
Shares Redeemed	(850)	(2,155)
Net Decrease in Class II Shares Outstanding	(223)	(750)

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Financial Highlights

Emerging Markets Equity Portfolio

	Class I
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$17.65		$13.16		$12.39		$13.98		$14.69		$15.03
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.07		0.09		0.10		0.08		0.08		0.08
Net Realized and Unrealized Gain (Loss)	(1.75)		4.52		0.73		(1.56)		(0.73)		(0.24)
Total from Investment Operations	(1.68)		4.61		0.83		(1.48)		(0.65)		(0.16)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.12)		(0.06)		(0.11)		(0.06)		(0.18)
Net Asset Value, End of Period	$15.97		$17.65		$13.16		$12.39		$13.98		$14.69
Total Return(3)	(9.47	)%(8)	35.06%		6.74%		(10.69)%		(4.49)%		(1.02)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$199,346		$238,026		$174,423		$204,032		$268,121		$271,285
Ratio of Expenses to Average Net Assets(10)	1.23	%(4)(9)	1.25	%(4)	1.28	%(4)(6)	1.40	%(4)(5)	1.42	%(4)	1.41	%(4)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.23	%(4)(9)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Income to Average Net Assets(10)	0.80	%(4)(9)	0.56	%(4)	0.74	%(4)	0.55	%(4)	0.53	%(4)	0.57	%(4)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.01%
Portfolio Turnover Rate	19	%(8)	37%		34%		38%		45%		48%
(10) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		1.32%		1.39%		1.64%		1.70%		1.71%
Net Investment Income to Average Net Assets	N/A		0.49%		0.63%		0.31%		0.25%		0.27%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Effective September 30, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.35% for Class I shares. Prior to September 30, 2015, the maximum ratio was 1.42% for Class I shares.

(6)  Effective September 30, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.25% for Class I shares. Prior to September 30, 2016, the maximum ratio was 1.35% for Class I shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Financial Highlights

Emerging Markets Equity Portfolio

	Class II
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$17.59		$13.11		$12.35		$13.93		$14.64		$14.98
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.06		0.08		0.09		0.07		0.07		0.08
Net Realized and Unrealized Gain (Loss)	(1.74)		4.51		0.73		(1.55)		(0.73)		(0.25)
Total from Investment Operations	(1.68)		4.59		0.82		(1.48)		(0.66)		(0.17)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.11)		(0.06)		(0.10)		(0.05)		(0.17)
Net Asset Value, End of Period	$15.91		$17.59		$13.11		$12.35		$13.93		$14.64
Total Return(3)	(9.50	)%(8)	35.06%		6.62%		(10.71)%		(4.55)%		(1.10)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$77,213		$89,249		$76,392		$73,325		$87,934		$101,815
Ratio of Expenses to Average Net Assets(10)	1.28	%(4)(9)	1.30	%(4)	1.33	%(4)(6)	1.45	%(4)(5)	1.47	%(4)	1.46	%(4)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.28	%(4)(9)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Income to Average Net Assets(10)	0.75	%(4)(9)	0.51	%(4)	0.69	%(4)	0.50	%(4)	0.48	%(4)	0.52	%(4)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.01%
Portfolio Turnover Rate	19	%(8)	37%		34%		38%		45%		48%
(10) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.48	%(9)	1.57%		1.64%		1.92%		2.05%		2.06%
Net Investment Income (Loss) to Average Net Assets	0.55	%(9)	0.24%		0.38%		0.03%		(0.10)%		(0.08)%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Effective September 30, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.40% for Class II shares. Prior to September 30, 2015, the maximum ratio was 1.47% for Class II shares.

(6)  Effective September 30, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.30% for Class II shares. Prior to September 30, 2016, the maximum ratio was 1.40% for Class II shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund", collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Emerging Markets Equity Portfolio. The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries. The Fund offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Company ("MSIM Company") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates

11

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Company has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

12

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobiles	$7,943	$—	$—	$7,943
Banks	65,322	—	—	65,322
Beverages	3,600	—	—	3,600
Biotechnology	1,010	—	—	1,010
Capital Markets	1,949	—	—	1,949
Commercial Banks	654	—	—	654
Construction & Engineering	505	—	—	505
Construction Materials	3,706	—	—	3,706
Distributors	1,781	—	—	1,781
Diversified Consumer Services	3,329	—	—	3,329
Diversified Financial Services	1,261	—	—	1,261
Diversified Telecommunication Services	3,176	—	—	3,176
Electric Utilities	1,312	—	—	1,312
Electronic Equipment, Instruments & Components	4,113	—	—	4,113
Food & Staples Retailing	10,630	—	—	10,630
Food Products	7,604	—	—	7,604
Health Care Providers & Services	4,177	—	—	4,177
Hotels, Restaurants & Leisure	4,974	—	—	4,974
Household Durables	3,410	—	—	3,410
Household Products	2,180	—	—	2,180
Industrial Conglomerates	6,356	—	—	6,356
Insurance	6,884	—	—	6,884
Internet & Direct Marketing Retail	1,240	—	—	1,240
Internet Software & Services	35,808	—	—	35,808
Machinery	4,485	—	—	4,485
Media	3,772	—	—	3,772
Metals & Mining	2,262	—	—	2,262
Multi-Line Retail	2,921	—	—	2,921
Oil, Gas & Consumable Fuels	8,642	—	—	8,642
Personal Products	3,426	—	—	3,426
Pharmaceuticals	5,325	—	—	5,325
Real Estate Management & Development	4,514	—	—	4,514
Semiconductors & Semiconductor Equipment	14,528	—	—	14,528
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Tech Hardware, Storage & Peripherals	$10,895	$—	$—	$10,895
Textiles, Apparel & Luxury Goods	12,089	—	—	12,089
Transportation Infrastructure	2,261	—	—	2,261
Wireless Telecommunication Services	3,958	—	—	3,958
Total Common Stocks	262,002	—	—	262,002
Short-Term Investment
Investment Company	19,588	—	—	19,588
Total Assets	281,590	—	—	281,590
Liabilities:
Foreign Currency Forward Exchange Contract	—	(22)	—	(22)
Total	$281,590	$(22)	$—	$281,568

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2018, securities with a total value of approximately $196,371,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2017 were valued using unadjusted quoted prices at June 30, 2018. At December 31, 2017, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the

13

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser and/or Sub-Adviser seek to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities,

14

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2018:

	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contract	Unrealized Depreciation on Foreign Currency Forward Exchange Contract	Currency Risk	$(22)

The following table sets forth by primary risk exposure the change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2018 in accordance with ASC 815:

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contract	$(22)

At June 30, 2018, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(a) (000)	Liabilities(a) (000)
Foreign Currency Forward Exchange Contract	$—	$(22)

(a)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms

15

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2018:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
State Street Bank and Trust Co.	$(22)	$—	$—	$(22)

For the six months ended June 30, 2018, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$7,073,000

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agree-

ments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2018:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$4,862	(b)	$—	$(4,862	)(c)(d)	$0

(b)  Represents market value of loaned securities at period end.

(c)  The Fund received cash collateral of approximately $4,968,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments.

(d)  The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining

16

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

contractual maturity of those transactions as of June 30, 2018:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$4,862	$—	$—	$—	$4,862
Total Borrowings	$4,862	$—	$—	$—	$4,862
Gross amount of recognized liabilities for securities lending transactions					$4,862

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Fund holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Fund to further risk of loss in the event of a failure to complete the transaction by the counterparty.

8.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Next $1.5 billion	Over $2.5 billion
0.85%	0.75%	0.70%	0.65%

For the six months ended June 30, 2018, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.84% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.25% for Class I shares and 1.30% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. This arrangement had no effect for the six months ended June 30, 2018.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's

17

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.20% of the 0.25% distribution fee that it may receive. This fee waiver will continue for at least one year or until such time as the Directors act to discontinue all or a portion of such waiver when they deem such action is appropriate. For the six months ended June 30, 2018, this waiver amounted to approximately $88,000.

F. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2018, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $59,924,000 and $89,546,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2018.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2018, advisory fees paid were reduced by approximately $8,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended June 30, 2018 is as follows:

Affiliated Investment Company	Value December 31, 2017 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$7,801	$58,153	$46,366	$78
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2018 (000)
Liquidity Funds	$—	$—	$19,588

During the six months ended June 30, 2018, the Fund incurred less than $500 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser/Administrator, Sub-Adviser and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2018, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

18

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2017, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2017 and 2016 was as follows:

2017 Distributions Paid From:		2016 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$2,230	$—	$1,267	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, foreign capital gains tax and an expired capital loss carryforward,

resulted in the following reclassifications among the components of net assets at December 31, 2017:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$(295)	$23,678	$(23,383)

At December 31, 2017, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$1,272	$—

At December 31, 2017, the Fund had available for federal income tax purposes unused short term capital losses of approximately $6,470,000 that do not have an expiration date.

During the year ended December 31, 2017, capital loss carryforwards of approximately $23,383,000 expired for federal income tax purposes.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2017, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $17,351,000.

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2018, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2018, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 37.5%.

19

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2017, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser

20

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Investment Advisory Agreement Approval (unaudited) (cont'd)

and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

21

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia Maleski

Michael E. Nugent, Chair of the Board

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFEMESAN
2190869 EXP. 08.31.19

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Global Infrastructure Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	10
Investment Advisory Agreement Approval	17
Director and Officer Information	Back Cover

1

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Expense Example (unaudited)

Global Infrastructure Portfolio

As a shareholder of the Global Infrastructure Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/18	Actual Ending Account Value 6/30/18	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Infrastructure Portfolio Class I	$1,000.00	$981.00	$1,020.48	$4.27	$4.36	0.87%
Global Infrastructure Portfolio Class II	1,000.00	979.60	1,019.24	5.50	5.61	1.12

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Portfolio of Investments

Global Infrastructure Portfolio

	Shares	Value (000)
Common Stocks (98.0%)
Australia (8.2%)
APA Group	101,142	$737
Atlas Arteria Ltd.	291,189	1,386
Spark Infrastructure Group	444,008	749
Sydney Airport	291,450	1,544
Transurban Group	315,350	2,794
		7,210
Brazil (0.3%)
Energisa SA (Units) (a)	29,900	225
Canada (15.1%)
Canadian Pacific Railway Ltd.	8,510	1,560
Enbridge, Inc. (b)	139,269	4,979
Hydro One Ltd.	125,256	1,909
Pembina Pipeline Corp.	62,640	2,169
TransCanada Corp. (b)	63,090	2,730
		13,347
China (1.2%)
ENN Energy Holdings Ltd. (c)	110,000	1,082
France (8.1%)
Aeroports de Paris (ADP)	2,980	674
Getlink	172,900	2,371
Vinci SA	42,780	4,115
		7,160
Germany (0.3%)
Fraport AG Frankfurt Airport Services Worldwide	2,880	278
India (0.9%)
Azure Power Global Ltd. (d)	58,054	839
Italy (3.6%)
Atlantia SpA	61,306	1,813
Infrastrutture Wireless Italiane SpA	50,760	391
Italgas SpA	73,357	404
Snam SpA	140,970	589
		3,197
Japan (1.1%)
East Japan Railway Co.	7,200	690
West Japan Railway Co.	4,000	295
		985
Mexico (4.7%)
Grupo Aeroportuario del Pacifico SAB de CV	49,717	461
Promotora y Operadora de Infraestructura SAB de CV	407,290	3,646
		4,107
Netherlands (1.5%)
Koninklijke Vopak N.V.	28,500	1,317
New Zealand (0.7%)
Auckland International Airport Ltd.	133,219	612
	Shares	Value (000)
Spain (8.9%)
Aena SME SA	3,690	$670
Atlantica Yield PLC	256,024	5,167
Ferrovial SA	81,341	1,669
Red Electrica Corp., SA (b)	15,010	306
		7,812
United Kingdom (11.9%)
John Laing Group PLC	712,893	2,593
National Grid PLC	375,161	4,151
Pennon Group PLC	46,196	484
Severn Trent PLC	27,086	708
United Utilities Group PLC	251,969	2,538
		10,474
United States (31.5%)
American Tower Corp. REIT	29,980	4,322
American Water Works Co., Inc.	12,300	1,050
Atmos Energy Corp.	13,520	1,219
Cheniere Energy, Inc. (d)	20,710	1,350
Crown Castle International Corp. REIT	27,455	2,960
CSX Corp.	17,050	1,088
Edison International	27,900	1,765
Enbridge Energy Management LLC (d)	77,251	793
Eversource Energy	17,519	1,027
Kinder Morgan, Inc.	174,813	3,089
NiSource, Inc.	18,053	474
PG&E Corp.	37,037	1,576
Sempra Energy	25,886	3,006
Targa Resources Corp.	19,000	940
Union Pacific Corp.	10,300	1,459
Williams Cos., Inc. (The)	62,286	1,689
		27,807
Total Common Stocks (Cost $76,632)		86,452
Short-Term Investments (1.9%)
Securities held as Collateral on Loaned Securities (0.2%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H)	169,634	170
	Face Amount (000)
Repurchase Agreements (0.0%)
Barclays Capital, Inc., (2.10%, dated 6/29/18, due 7/2/18; proceeds $10; fully collateralized by U.S. Government obligations; 1.00% - 1.88% due 3/31/22 - 2/15/46; valued at $10)	$10	10
HSBC Securities USA, Inc., (2.10%, dated 6/29/18, due 7/2/18; proceeds $14; fully collateralized by U.S. Government obligations; 0.00% due 5/15/19 - 2/15/23; valued at $15)	14	14

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Portfolio of Investments (cont'd)

Global Infrastructure Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Merrill Lynch & Co., Inc., (2.12%, dated 6/29/18, due 7/2/18; proceeds $13; fully collateralized by U.S. Government agency securities; 3.00% - 4.00% due 8/1/32 - 12/1/44; valued at $13)	$13	$13
		37
Total Securities held as Collateral on Loaned Securities (Cost $207)		207
	Shares
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note H) (Cost $1,478)	1,478,345	1,478
Total Short-Term Investments (Cost $1,685)		1,685
Total Investments (99.9%) (Cost $78,317) Including $6,560 of Securities Loaned (e)		88,137
Other Assets in Excess of Liabilities (0.1%)		95
Net Assets (100.0%)		$88,232

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(b)  All or a portion of this security was on loan at June 30, 2018.

(c)  Security trades on the Hong Kong exchange.

(d)  Non-income producing security.

(e)  At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $12,025,000 and the aggregate gross unrealized depreciation is approximately $2,205,000, resulting in net unrealized appreciation of approximately $9,820,000.

REIT  Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Oil & Gas Storage & Transportation	30.2%
Toll Roads	13.7
Electricity Transmission & Distribution	13.3
Diversified	9.5
Communications	8.7
Renewables	6.8
Other**	6.5
Railroads	5.8
Water	5.5
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2018.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Global Infrastructure Portfolio

Statement of Assets and Liabilities	June 30, 2018 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $76,669)	$86,489
Investment in Security of Affiliated Issuer, at Value (Cost $1,648)	1,648
Total Investments in Securities, at Value (Cost $78,317)	88,137
Foreign Currency, at Value (Cost $214)	213
Cash	—	@
Dividends Receivable	470
Receivable for Investments Sold	265
Receivable for Fund Shares Sold	65
Tax Reclaim Receivable	20
Receivable from Affiliate	2
Receivable from Securities Lending Income	1
Other Assets	21
Total Assets	89,194
Liabilities:
Payable for Investments Purchased	500
Collateral on Securities Loaned, at Value	207
Payable for Advisory Fees	89
Payable for Fund Shares Redeemed	51
Payable for Professional Fees	51
Payable for Servicing Fees	37
Payable for Distribution Fees — Class II Shares	9
Payable for Administration Fees	6
Payable for Transfer Agency Fees	2
Payable for Custodian Fees	1
Other Liabilities	9
Total Liabilities	962
NET ASSETS	$88,232
Net Assets Consist of:
Paid-in-Capital	$68,957
Accumulated Undistributed Net Investment Income	4,158
Accumulated Undistributed Net Realized Gain	5,299
Unrealized Appreciation (Depreciation) on:
Investments	9,820
Foreign Currency Translation	(2)
Net Assets	$88,232
CLASS I:
Net Assets	$45,960
Net Asset Value, Offering and Redemption Price Per Share Applicable to 5,925,695 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$7.76
CLASS II:
Net Assets	$42,272
Net Asset Value, Offering and Redemption Price Per Share Applicable to 5,493,217 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$7.70
(1) Including:
Securities on Loan, at Value:	$6,560

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Global Infrastructure Portfolio

Statement of Operations	Six Months Ended June 30, 2018 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $134 of Foreign Taxes Withheld)	$1,876
Dividends from Security of Affiliated Issuer (Note H)	16
Income from Securities Loaned — Net	8
Total Investment Income	1,900
Expenses:
Advisory Fees (Note B)	379
Servicing Fees (Note D)	66
Professional Fees	61
Distribution Fees — Class II Shares (Note E)	53
Administration Fees (Note C)	36
Custodian Fees (Note G)	26
Shareholder Reporting Fees	9
Transfer Agency Fees (Note F)	3
Directors' Fees and Expenses	3
Pricing Fees	3
Other Expenses	6
Total Expenses	645
Waiver of Advisory Fees (Note B)	(203)
Rebate from Morgan Stanley Affiliate (Note H)	(2)
Net Expenses	440
Net Investment Income	1,460
Realized Gain (Loss):
Investments Sold	3,442
Foreign Currency Translation	(34)
Net Realized Gain	3,408
Change in Unrealized Appreciation (Depreciation):
Investments	(6,790)
Foreign Currency Translation	(3)
Net Change in Unrealized Appreciation (Depreciation)	(6,793)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(3,385)
Net Decrease in Net Assets Resulting from Operations	$(1,925)

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Global Infrastructure Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2018 (unaudited) (000)	Year Ended December 31, 2017 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,460	$2,688
Net Realized Gain	3,408	3,553
Net Change in Unrealized Appreciation (Depreciation)	(6,793)	4,921
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,925)	11,162
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(1,193)
Net Realized Gain	—	(2,396)
Class II:
Net Investment Income	—	(921)
Net Realized Gain	—	(2,005)
Total Distributions	—	(6,515)
Capital Share Transactions:(1)
Class I:
Subscribed	700	1,883
Distributions Reinvested	—	3,589
Redeemed	(3,870)	(9,806)
Class II:
Subscribed	3,439	13,845
Distributions Reinvested	—	2,926
Redeemed	(5,462)	(11,267)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(5,193)	1,170
Total Increase (Decrease) in Net Assets	(7,118)	5,817
Net Assets:
Beginning of Period	95,350	89,533
End of Period (Including Accumulated Undistributed Net Investment Income of $4,158 and $2,698)	$88,232	$95,350
(1) Capital Share Transactions:
Class I:
Shares Subscribed	91	241
Shares Issued on Distributions Reinvested	—	474
Shares Redeemed	(505)	(1,249)
Net Decrease in Class I Shares Outstanding	(414)	(534)
Class II:
Shares Subscribed	453	1,774
Shares Issued on Distributions Reinvested	—	389
Shares Redeemed	(720)	(1,441)
Net Increase (Decrease) in Class II Shares Outstanding	(267)	722

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Financial Highlights

Global Infrastructure Portfolio

	Class I
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(2)		2015		2014(1)		2013
Net Asset Value, Beginning of Period	$7.91		$7.53		$7.08		$9.31		$9.64		$9.19
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.13		0.23		0.22		0.22		0.20		0.20
Net Realized and Unrealized Gain (Loss)	(0.28)		0.72		0.88		(1.36)		1.16		1.32
Total from Investment Operations	(0.15)		0.95		1.10		(1.14)		1.36		1.52
Distributions from and/or in Excess of:
Net Investment Income	—		(0.19)		(0.18)		(0.16)		(0.25)		(0.26)
Net Realized Gain	—		(0.38)		(0.47)		(0.93)		(1.44)		(0.81)
Total Distributions	—		(0.57)		(0.65)		(1.09)		(1.69)		(1.07)
Net Asset Value, End of Period	$7.76		$7.91		$7.53		$7.08		$9.31		$9.64
Total Return(4)	(1.90	)%(7)	12.96%		15.27%		(13.76)%		15.63%		17.91%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$45,960		$50,116		$51,786		$52,323		$72,815		$57,746
Ratio of Expenses to Average Net Assets(9)	0.87	%(5)(8)	0.86	%(5)	0.86	%(5)	0.87	%(5)	0.87	%(5)	0.90	%(5)
Ratio of Net Investment Income to Average Net Assets(9)	3.39	%(5)(8)	2.98	%(5)	2.87	%(5)	2.56	%(5)	2.12	%(5)	2.12	%(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(6)(8)	0.01%		0.01%		0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	30	%(7)	43%		51%		50%		40%		25%
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.33	%(8)	1.34%		1.29%		1.35%		1.26%		N/A
Net Investment Income to Average Net Assets	2.93	%(8)	2.50%		2.44%		2.08%		1.73%		N/A

(1)  On April 28, 2014, the Fund acquired substantially all of the assets and liabilities of the Morgan Stanley Select Dimensions Investment Series — Global Infrastructure Portfolio ("SD Global Infrastructure") and Morgan Stanley Variable Investment Series — Global Infrastructure Portfolio ("VIS Global Infrastructure"). The Fund adopted the financial and performance history of VIS Global Infrastructure. Therefore, the per share data and the ratios of Class I shares reflect the historical per share data of Class X shares of VIS Global Infrastructure for periods prior to April 28, 2014.

(2)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Financial Highlights

Global Infrastructure Portfolio

	Class II
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(2)		2015		2014(1)		2013
Net Asset Value, Beginning of Period	$7.85		$7.49		$7.05		$9.27		$9.60		$9.16
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.12		0.21		0.20		0.19		0.17		0.17
Net Realized and Unrealized Gain (Loss)	(0.27)		0.71		0.87		(1.34)		1.16		1.32
Total from Investment Operations	(0.15)		0.92		1.07		(1.15)		1.33		1.49
Distributions from and/or in Excess of:
Net Investment Income	—		(0.18)		(0.16)		(0.14)		(0.22)		(0.24)
Net Realized Gain	—		(0.38)		(0.47)		(0.93)		(1.44)		(0.81)
Total Distributions	—		(0.56)		(0.63)		(1.07)		(1.66)		(1.05)
Net Asset Value, End of Period	$7.70		$7.85		$7.49		$7.05		$9.27		$9.60
Total Return(4)	(2.04	)%(7)	12.54%		14.97%		(13.88)%		15.28%		17.54%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$42,272		$45,234		$37,747		$23,427		$24,330		$14,511
Ratio of Expenses to Average Net Assets(9)	1.12	%(5)(8)	1.11	%(5)	1.11	%(5)	1.12	%(5)	1.12	%(5)	1.15	%(5)
Ratio of Net Investment Income to Average Net Assets(9)	3.14	%(5)(8)	2.73	%(5)	2.62	%(5)	2.31	%(5)	1.87	%(5)	1.87	%(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(6)(8)	0.01%		0.01%		0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	30	%(7)	43%		51%		50%		40%		25%
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.58	%(8)	1.59%		1.54%		1.63%		1.59%		N/A
Net Investment Income to Average Net Assets	2.68	%(8)	2.25%		2.19%		1.80%		1.40%		N/A

(1)  On April 28, 2014, the Fund acquired substantially all of the assets and liabilities of the Morgan Stanley Select Dimensions Investment Series — Global Infrastructure Portfolio ("SD Global Infrastructure") and Morgan Stanley Variable Investment Series — Global Infrastructure Portfolio ("VIS Global Infrastructure"). The Fund adopted the financial and performance history of VIS Global Infrastructure. Therefore, the per share data and the ratios of Class II shares reflect the historical per share data of Class Y shares of VIS Global Infrastructure for periods prior to April 28, 2014.

(2)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.
The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund", collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Infrastructure Portfolio. The Fund seeks both capital appreciation and current income. The Fund offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), each a wholly-owned subsidiary of Morgan Stanley, determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated

10

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Company has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

11

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Airports	$4,239	$—	$—	$4,239
Communications	7,673	—	—	7,673
Diversified	8,377	—	—	8,377
Electricity Transmission & Distribution	11,708	—	—	11,708
Oil & Gas Storage & Transportation	26,567	—	—	26,567
Railroads	5,092	—	—	5,092
Renewables	6,006	—	—	6,006
Toll Roads	12,010	—	—	12,010
Water	4,780	—	—	4,780
Total Common Stocks	86,452	—	—	86,452
Short-Term Investments
Investment Company	1,648	—	—	1,648
Repurchase Agreements	—	37	—	37
Total Short-Term Investments	1,648	37	—	1,685
Total Assets	$88,100	$37	$—	$88,137

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2018, securities with a total value of approximately $33,269,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2017 were valued using unadjusted quoted prices at June 30, 2018. At December 31, 2017, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized

12

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2018:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$6,560	(a)	$—	$(6,560	)(b)(c)	$0

(a)  Represents market value of loaned securities at period end.

(b)  The Fund received cash collateral of approximately $207,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2018, there was uninvested cash of less than $500, which is not reflected in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $6,405,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

13

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2018:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$207	$—	$—	$—	$207
Total Borrowings	$207	$—	$—	$—	$207
Gross amount of recognized liabilities for securities lending transactions					$207

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of real estate investment trusts ("REITs"), which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Fund holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Fund to further risk of loss in the event of a failure to complete the transaction by the counterparty.

8.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.85% of the daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.87% for Class I shares and 1.12% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2018, approximately $203,000 of advisory fees were waived pursuant to this arrangement.

The Adviser has entered into Sub-Advisory Agreements with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Fund with advisory services subject to the overall supervision of the Adviser and the Company's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

14

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares.

F. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2018, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $25,896,000 and $27,693,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2018.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2018, advisory fees paid were reduced by ap-

proximately $2,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended June 30, 2018 is as follows:

Affiliated Investment Company	Value December 31, 2017 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$7,023	$17,366	$22,741	$16
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2018 (000)
Liquidity Funds	$—	$—	$1,648

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2018, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign

15

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2017, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2017 and 2016 was as follows:

2017 Distributions Paid From:		2016 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$2,199	$4,316	$1,856	$5,082

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and REIT basis adjustments, resulted in the following reclassifications among the components of net assets at December 31, 2017:

Accumulated Undistributed Net Investment Income (000)	Accumulated Undistributed Net Realized Gain (000)	Paid-in- Capital (000)
$(225)	$225	$—

At December 31, 2017, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$3,078	$2,899

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2018, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2018, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 62.0%.

16

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Advisers and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2017, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that while the Fund's contractual management fee was higher than its peer group average, the Fund's actual management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was competitive with its peer group average and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

17

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Investment Advisory Agreement Approval (unaudited) (cont'd)

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

18

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia Maleski

Michael E. Nugent, Chair of the Board

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFGINSAN
2190890 EXP. 08.31.19

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Global Franchise Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	8
Investment Advisory Agreement Approval	14
Director and Officer Information	Back Cover

1

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Expense Example (unaudited)

Global Franchise Portfolio

As a shareholder of the Global Franchise Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/18	Actual Ending Account Value 6/30/18	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Franchise Portfolio Class II	$1,000.00	$1,033.50	$1,018.84	$6.05	$6.01	1.20%

*  Expenses are calculated using the Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Portfolio of Investments

Global Franchise Portfolio

	Shares	Value (000)
Common Stocks (98.6%)
France (7.7%)
L'Oreal SA	6,372	$1,574
Pernod Ricard SA	7,891	1,289
		2,863
Germany (4.4%)
SAP SE	14,252	1,647
Italy (1.4%)
Davide Campari-Milano SpA	62,907	518
Netherlands (4.0%)
Heineken N.V.	10,013	1,006
RELX N.V.	21,875	466
		1,472
United Kingdom (24.5%)
British American Tobacco PLC	33,057	1,671
Experian PLC	34,502	853
Reckitt Benckiser Group PLC	35,545	2,927
RELX PLC	44,589	955
Unilever PLC	48,202	2,667
		9,073
United States (56.6%)
Abbott Laboratories	16,625	1,014
Accenture PLC, Class A	15,101	2,470
Altria Group, Inc.	13,452	764
Automatic Data Processing, Inc.	8,847	1,187
Baxter International, Inc.	2,544	188
Coca-Cola Co. (The)	30,689	1,346
Danaher Corp.	11,508	1,136
Factset Research Systems, Inc.	2,409	477
Fidelity National Information Services, Inc.	7,471	792
Microsoft Corp.	25,690	2,533
Moody's Corp.	2,845	485
NIKE, Inc., Class B	14,031	1,118
Philip Morris International, Inc.	20,223	1,633
Twenty-First Century Fox, Inc., Class A	31,950	1,588
Twenty-First Century Fox, Inc., Class B	24,446	1,204
Visa, Inc., Class A	12,949	1,715
Zoetis, Inc.	15,776	1,344
		20,994
Total Common Stocks (Cost $24,317)		36,567
	Shares	Value (000)
Short-Term Investment (1.5%)
Investment Company (1.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H) (Cost $554)	554,186	$554
Total Investments (100.1%) (Cost $24,871) (a)		37,121
Liabilities in Excess of Other Assets (-0.1%)		(21)
Net Assets (100.0%)		$37,100

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $12,591,000 and the aggregate gross unrealized depreciation is approximately $341,000, resulting in net unrealized appreciation of approximately $12,250,000.

Portfolio Composition

Classification	Percentage of Total Investments
Information Technology Services	16.6%
Personal Products	11.4
Software	11.3
Beverages	11.2
Tobacco	11.0
Other*	10.7
Household Products	7.9
Media	7.5
Health Care Equipment & Supplies	6.3
Professional Services	6.1
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Global Franchise Portfolio

Statement of Assets and Liabilities	June 30, 2018 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $24,317)	$36,567
Investment in Security of Affiliated Issuer, at Value (Cost $554)	554
Total Investments in Securities, at Value (Cost $24,871)	37,121
Dividends Receivable	88
Tax Reclaim Receivable	36
Receivable from Affiliate	1
Other Assets	17
Total Assets	37,263
Liabilities:
Payable for Fund Shares Redeemed	62
Payable for Professional Fees	41
Payable for Advisory Fees	28
Payable for Servicing Fees	12
Payable for Distribution Fees — Class II Shares	8
Payable for Custodian Fees	2
Payable for Administration Fees	2
Payable for Transfer Agency Fees	1
Other Liabilities	7
Total Liabilities	163
NET ASSETS	$37,100
Net Assets Consist of:
Paid-in-Capital	$15,237
Accumulated Undistributed Net Investment Income	584
Accumulated Undistributed Net Realized Gain	9,029
Unrealized Appreciation (Depreciation) on:
Investments	12,250
Foreign Currency Translation	—-	@
Net Assets	$37,100
CLASS II:
Net Asset Value, Offering and Redemption Price Per Share Applicable to 2,615,177 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$14.19

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Global Franchise Portfolio

Statement of Operations	Six Months Ended June 30, 2018 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $11 of Foreign Taxes Withheld)	$429
Dividends from Security of Affiliated Issuer (Note H)	4
Total Investment Income	433
Expenses:
Advisory Fees (Note B)	150
Professional Fees	55
Distribution Fees — Class II Shares (Note E)	47
Servicing Fees (Note D)	25
Administration Fees (Note C)	15
Custodian Fees (Note G)	9
Shareholder Reporting Fees	7
Directors' Fees and Expenses	2
Transfer Agency Fees (Note F)	2
Pricing Fees	1
Other Expenses	7
Total Expenses	320
Waiver of Advisory Fees (Note B)	(95)
Rebate from Morgan Stanley Affiliate (Note H)	(1)
Net Expenses	224
Net Investment Income	209
Realized Gain (Loss):
Investments Sold	3,141
Foreign Currency Translation	(8)
Net Realized Gain	3,133
Change in Unrealized Appreciation (Depreciation):
Investments	(2,147)
Foreign Currency Translation	(1)
Net Change in Unrealized Appreciation (Depreciation)	(2,148)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	985
Net Increase in Net Assets Resulting from Operations	$1,194

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Global Franchise Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2018 (unaudited) (000)	Year Ended December 31, 2017 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$209	$377
Net Realized Gain	3,133	6,023
Net Change in Unrealized Appreciation (Depreciation)	(2,148)	2,547
Net Increase in Net Assets Resulting from Operations	1,194	8,947
Distributions from and/or in Excess of:
Class II:
Net Investment Income	—	(505)
Net Realized Gain	—	(4,878)
Total Distributions	—	(5,383)
Capital Share Transactions:(1)
Class II:
Subscribed	186	563
Distributions Reinvested	—	5,383
Redeemed	(3,598)	(8,033)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(3,412)	(2,087)
Total Increase (Decrease) in Net Assets	(2,218)	1,477
Net Assets:
Beginning of Period	39,318	37,841
End of Period (Including Accumulated Undistributed Net Investment Income of $584 and $375)	$37,100	$39,318
(1) Capital Share Transactions:
Class II:
Shares Subscribed	13	42
Shares Issued on Distributions Reinvested	—	425
Shares Redeemed	(261)	(596)
Net Decrease in Class II Shares Outstanding	(248)	(129)

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Financial Highlights

Global Franchise Portfolio

	Class II
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$13.73		$12.64		$14.02		$16.04		$18.31		$17.26
Income from Investment Operations:
Net Investment Income(2)	0.08		0.13		0.16		0.19		0.30		0.25
Net Realized and Unrealized Gain	0.38		2.96		0.63		0.76		0.57		2.93
Total from Investment Operations	0.46		3.09		0.79		0.95		0.87		3.18
Distributions from and/or in Excess of:
Net Investment Income	—		(0.19)		(0.21)		(0.35)		(0.39)		(0.50)
Net Realized Gain	—		(1.81)		(1.96)		(2.62)		(2.75)		(1.63)
Total Distributions	—		(2.00)		(2.17)		(2.97)		(3.14)		(2.13)
Net Asset Value, End of Period	$14.19		$13.73		$12.64		$14.02		$16.04		$18.31
Total Return(3)	3.35	%(6)	25.75%		5.42%		6.20%		4.51%		19.66%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$37,100		$39,318		$37,841		$45,673		$53,347		$67,209
Ratio of Expenses to Average Net Assets(8)	1.20	%(4)(7)	1.20	%(4)	1.20	%(4)	1.20	%(4)	1.20	%(4)	1.20	%(4)
Ratio of Net Investment Income to Average Net Assets(8)	1.11	%(4)(7)	0.96	%(4)	1.19	%(4)	1.25	%(4)	1.73	%(4)	1.66	%(4)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	18	%(6)	26%		24%		26%		20%		17%
(8) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.70	%(7)	1.73%		1.60%		1.65%		1.66%		1.63%
Net Investment Income to Average Net Assets	0.61	%(7)	0.43%		0.79%		0.80%		1.27%		1.23%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund", collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Franchise Portfolio. The Company seeks long-term capital appreciation. The Fund currently offers Class II shares only, although Class I shares may be offered in the future.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

8

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

  The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

  The Company has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$4,159	$—	$—	$4,159
Capital Markets	962	—	—	962
Health Care Equipment & Supplies	2,338	—	—	2,338
Household Products	2,927	—	—	2,927

9

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Information Technology Services	$6,164	$—	$—	$6,164
Media	2,792	—	—	2,792
Personal Products	4,241	—	—	4,241
Pharmaceuticals	1,344	—	—	1,344
Professional Services	2,274	—	—	2,274
Software	4,180	—	—	4,180
Textiles, Apparel & Luxury Goods	1,118	—	—	1,118
Tobacco	4,068	—	—	4,068
Total Common Stocks	36,567	—	—	36,567
Short-Term Investment
Investment Company	554	—	—	554
Total Assets	$37,121	$—	$—	$37,121

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2018, securities with a total value of approximately $14,567,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2017 were valued using unadjusted quoted prices at June 30, 2018. At December 31, 2017, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

10

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

4.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Fund holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Fund to further risk of loss in the event of a failure to complete the transaction by the counterparty.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.80%	0.75%	0.70%

For the six months ended June 30, 2018, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.29% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that the total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.20% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2018, approximately $95,000 of advisory fees were waived pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and

11

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares.

F. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2018, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $6,835,000 and $10,062,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2018.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2018, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended June 30, 2018 is as follows:

Affiliated Investment Company	Value December 31, 2017 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$653	$3,505	$3,604	$4
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2018 (000)
Liquidity Funds	$—	$—	$554

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2018, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2017, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of

12

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

distributions paid during fiscal years 2017 and 2016 was as follows:

2017 Distributions Paid From:		2016 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$505	$4,878	$612	$5,783

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, resulted in the following reclassifications among the components of net assets at December 31, 2017:

Accumulated Undistributed Net Investment Income (000)	Accumulated Undistributed Net Realized Gain (000)	Paid-in- Capital (000)
$(9)	$9	$—

At December 31, 2017, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$439	$5,927

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2018, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2018, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 87.8%.

13

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2017, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one- and five-year periods but better than its peer group average for the three-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee was higher than but close to its peer group average, the actual management fee was lower than its peer group average and the Fund's total expense ratio was higher than its peer group average. After discussion, the Board concluded that the Fund's (i) performance was acceptable, (ii) management fee was competitive with its peer group average and (iii) total expense ratio was acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

14

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Investment Advisory Agreement Approval (unaudited) (cont'd)

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

15

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia Maleski

Michael E. Nugent, Chair of the Board

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited

25 Cabot Square, Canary Wharf

London, E14 4QA, England

Distributor

Morgan Stanley Distribution, Inc.

522 Fifth Avenue

New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.

2000 Crown Colony Drive

Quincy, Massachusetts 02169

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Legal Counsel

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP

30 Rockefeller Plaza

New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFGFSAN
2190880 EXP. 08.31.19

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Global Real Estate Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Investment Advisory Agreement Approval	17
Director and Officer Information	Back Cover

1

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Expense Example (unaudited)

Global Real Estate Portfolio

As a shareholder of the Global Real Estate Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/18	Actual Ending Account Value 6/30/18	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Real Estate Portfolio Class II	$1,000.00	$1,000.90	$1,017.85	$6.95	$7.00	1.40%

*  Expenses are calculated using the Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Portfolio of Investments

Global Real Estate Portfolio

	Shares	Value (000)
Common Stocks (99.2%)
Australia (3.7%)
Dexus REIT	63,464	$456
Goodman Group REIT	67,538	481
GPT Group (The) REIT	75,007	281
Mirvac Group REIT	154,334	248
Scentre Group REIT	256,198	832
Stockland REIT	83,375	245
Vicinity Centres REIT	167,270	320
		2,863
Austria (0.1%)
Atrium European Real Estate Ltd. (a)	22,066	100
Canada (1.6%)
Boardwalk REIT	3,564	124
Crombie Real Estate Investment Trust REIT	9,771	95
Extendicare, Inc.	3,100	17
First Capital Realty, Inc.	22,042	346
H&R Real Estate Investment Trust REIT	7,133	109
RioCan Real Estate Investment Trust REIT	24,556	451
SmartCentres Real Estate Investment Trust REIT	3,250	76
		1,218
China (0.9%)
A-Living Services Co., Ltd. H Share (a)(b)(c)	17,250	32
China Overseas Land & Investment Ltd. (b)	72,000	237
China Resources Land Ltd. (b)	14,000	47
China Vanke Co., Ltd. H Shares (b)	28,600	100
Country Garden Holdings Co., Ltd. (b)	66,000	116
Country Garden Services Holdings Co. Ltd. (a)(b)	6,206	8
Guangzhou R&F Properties Co., Ltd. H Shares (b)	81,200	164
Longfor Properties Co., Ltd. (b)	4,000	11
		715
Finland (0.4%)
Citycon Oyj	67,064	145
Kojamo Oyj (a)	15,587	167
		312
France (4.7%)
Carmila SA REIT	1,921	53
Covivio REIT	1,507	157
Gecina SA REIT	3,451	577
ICADE REIT	2,603	244
Klepierre SA REIT	18,709	705
Mercialys SA REIT	14,391	251
Unibail-Rodamco-Westfield REIT (a)	1,865	411
Unibail-Rodamco-Westfield REIT	5,588	1,230
		3,628
Germany (2.4%)
ADO Properties SA	1,386	75
Alstria Office AG REIT	5,731	86
Deutsche EuroShop AG	1,342	48
Deutsche Wohnen SE	11,054	535
LEG Immobilien AG	1,944	211
Vonovia SE	19,577	932
		1,887
	Shares	Value (000)
Hong Kong (12.2%)
Champion REIT	328,000	$218
CK Asset Holdings Ltd.	113,500	902
Henderson Land Development Co., Ltd.	36,666	194
Hongkong Land Holdings Ltd.	192,900	1,379
Hysan Development Co., Ltd.	110,921	619
Link REIT	164,664	1,504
New World Development Co., Ltd.	310,585	437
Sino Land Co., Ltd.	152,000	247
Sun Hung Kai Properties Ltd.	117,893	1,779
Swire Properties Ltd.	263,700	975
Wharf Holdings Ltd. (The)	144,816	465
Wharf Real Estate Investment Co., Ltd.	101,420	722
		9,441
Ireland (0.5%)
Green REIT PLC	165,136	285
Hibernia REIT PLC	59,886	105
		390
Italy (0.0%)
Beni Stabili SpA SIIQ REIT	33,126	29
Japan (8.1%)
Activia Properties, Inc. REIT	42	193
Advance Residence Investment Corp. REIT	84	215
Daiwa Office Investment Corp. REIT	8	46
GLP J-REIT	244	259
Hulic Co., Ltd.	27,600	295
Hulic REIT, Inc.	17	26
Invincible Investment Corp. REIT	322	145
Japan Hotel REIT Investment Corp.	153	115
Japan Real Estate Investment Corp. REIT	70	371
Japan Retail Fund Investment Corp. REIT	173	312
Kenedix Office Investment Corp. REIT	8	50
Mitsubishi Estate Co., Ltd.	74,200	1,298
Mitsui Fudosan Co., Ltd.	55,700	1,345
Nippon Building Fund, Inc. REIT	92	531
Nippon Prologis, Inc. REIT	23	48
Nomura Real Estate Master Fund, Inc. REIT	241	340
Orix, Inc. J-REIT	15	24
Sumitomo Realty & Development Co., Ltd.	12,000	443
United Urban Investment Corp. REIT	149	231
		6,287
Malta (0.0%)
BGP Holdings PLC (a)(d)(e)	5,886,464	7
Netherlands (0.5%)
Eurocommercial Properties N.V. CVA REIT	9,454	401
Norway (0.4%)
Entra ASA	20,313	277
Norwegian Property ASA	35,401	47
		324
Singapore (1.0%)
APAC Realty Ltd.	131,500	80
Ascendas Real Estate Investment Trust REIT	68,200	132

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Portfolio of Investments (cont'd)

Global Real Estate Portfolio

	Shares	Value (000)
Singapore (cont'd)
CapitaLand Commercial Trust REIT	116,692	$142
CapitaLand Mall Trust REIT	89,400	136
EC World Real Estate Investment Trust Unit REIT	8,700	5
Keppel REIT	128,047	104
Mapletree Logistics Trust REIT	24,300	22
Suntec Real Estate Investment Trust REIT	53,000	67
UOL Group Ltd.	14,874	83
		771
Spain (0.9%)
Hispania Activos Inmobiliarios SOCIMI SA REIT	4,076	87
Inmobiliaria Colonial Socimi SA REIT	7,820	87
Merlin Properties Socimi SA REIT	34,810	506
		680
Sweden (0.9%)
Atrium Ljungberg AB, Class B	7,539	121
Castellum AB	9,814	159
Hufvudstaden AB, Class A	22,476	322
Kungsleden AB	9,245	64
		666
Switzerland (0.5%)
PSP Swiss Property AG (Registered)	4,304	400
United Kingdom (5.6%)
British Land Co., PLC (The) REIT	114,263	1,014
Capital & Regional PLC REIT	1,876	1
Derwent London PLC REIT	15,875	651
Grainger PLC	9,665	39
Great Portland Estates PLC REIT	62,456	589
Hammerson PLC REIT	35,948	248
Intu Properties PLC REIT	41,547	99
Land Securities Group PLC REIT	92,230	1,165
LXB Retail Properties PLC (a)	137,376	40
Segro PLC REIT	6,714	59
Shaftesbury PLC REIT	7,075	87
St. Modwen Properties PLC	35,760	198
Urban & Civic PLC	23,677	108
		4,298
United States (54.8%)
Alexandria Real Estate Equities, Inc. REIT	2,470	312
American Campus Communities, Inc. REIT	6,770	290
American Homes 4 Rent, Class A REIT	38,956	864
Apartment Investment & Management Co., Class A REIT	7,880	333
AvalonBay Communities, Inc. REIT	9,783	1,682
Blackstone Mortgage Trust, Inc., Class A REIT	6,670	210
Boston Properties, Inc. REIT	22,160	2,779
Brandywine Realty Trust REIT	21,330	360
Brixmor Property Group, Inc. REIT	42,995	749
Camden Property Trust REIT	9,034	823
Chesapeake Lodging Trust REIT	16,469	521
Columbia Property Trust, Inc. REIT	13,575	308
Corporate Office Properties Trust REIT	9,755	283
	Shares	Value (000)
Cousins Properties, Inc. REIT	25,535	$247
CubeSmart REIT	21,909	706
DCT Industrial Trust, Inc. REIT	16,826	1,123
DDR Corp. REIT	3,380	61
Digital Realty Trust, Inc. REIT	3,620	404
Douglas Emmett, Inc. REIT	2,305	93
Duke Realty Corp. REIT	13,681	397
Education Realty Trust, Inc. REIT	2,441	101
Equity Residential REIT	20,503	1,306
Essex Property Trust, Inc. REIT	2,655	635
Extra Space Storage, Inc. REIT	3,510	350
Federal Realty Investment Trust REIT	831	105
Forest City Realty Trust, Inc., Class A REIT	10,096	230
Gaming and Leisure Properties, Inc. REIT	7,545	270
GGP, Inc. REIT	75,310	1,539
HCP, Inc. REIT	42,465	1,096
Healthcare Realty Trust, Inc. REIT	33,544	975
Healthcare Trust of America, Inc., Class A REIT	12,608	340
Host Hotels & Resorts, Inc. REIT	50,013	1,054
Hudson Pacific Properties, Inc. REIT	7,631	270
Invitation Homes, Inc. REIT	8,009	185
JBG SMITH Properties REIT	8,106	296
Kilroy Realty Corp. REIT	6,342	480
Kimco Realty Corp. REIT	19,710	335
Ladder Capital Corp. REIT	12,060	188
Liberty Property Trust REIT	5,089	226
Life Storage, Inc. REIT	2,895	282
Macerich Co. (The) REIT	11,308	643
Mack-Cali Realty Corp. REIT	36,735	745
Mid-America Apartment Communities, Inc. REIT	7,000	705
Paramount Group, Inc. REIT	71,058	1,094
Pennsylvania Real Estate Investment Trust REIT	11,118	122
ProLogis, Inc. REIT	19,369	1,272
Public Storage REIT	6,221	1,411
QTS Realty Trust, Inc., Class A REIT	14,479	572
Regency Centers Corp. REIT	21,264	1,320
Rexford Industrial Realty, Inc. REIT	10,455	328
RLJ Lodging Trust REIT	14,635	323
Simon Property Group, Inc. REIT	29,850	5,080
SL Green Realty Corp. REIT	26,674	2,682
Tier REIT, Inc. REIT	9,870	235
UDR, Inc. REIT	8,603	323
Ventas, Inc. REIT	8,390	478
Vornado Realty Trust REIT	27,198	2,010
Welltower, Inc. REIT	5,314	333
		42,484
Total Common Stocks (Cost $59,459)		76,901

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Portfolio of Investments (cont'd)

Global Real Estate Portfolio

	Shares	Value (000)
Short-Term Investment (0.4%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note H) (Cost $300)	300,390	$300
Total Investments (99.6%) (Cost $59,759) (f)		77,201
Other Assets in Excess of Liabilities (0.4%)		273
Net Assets (100.0%)		$77,474

  Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)  At June 30, 2018, the Fund held a fair valued security valued at approximately $7,000, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's Directors.

(e)  Security has been deemed illiquid at June 30, 2018.

(f)  At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $18,310,000 and the aggregate gross unrealized depreciation is approximately $868,000, resulting in net unrealized appreciation of approximately $17,442,000.

CVA  Certificaten Van Aandelen.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	28.1%
Retail	23.5
Office	19.4
Residential	13.0
Other*	10.4
Industrial	5.6
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Global Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2018 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $59,459)	$76,901
Investment in Security of Affiliated Issuer, at Value (Cost $300)	300
Total Investments in Securities, at Value (Cost $59,759)	77,201
Foreign Currency, at Value (Cost $185)	185
Dividends Receivable	301
Receivable for Investments Sold	160
Tax Reclaim Receivable	78
Receivable for Fund Shares Sold	9
Receivable from Affiliate	1
Other Assets	19
Total Assets	77,954
Liabilities:
Payable for Investments Purchased	119
Payable for Advisory Fees	118
Payable for Fund Shares Redeemed	117
Payable for Professional Fees	43
Payable for Custodian Fees	20
Payable for Servicing Fees	20
Payable for Distribution Fees — Class II Shares	16
Payable for Administration Fees	5
Payable for Transfer Agency Fees	1
Other Liabilities	21
Total Liabilities	480
NET ASSETS	$77,474
Net Assets Consist of:
Paid-in-Capital	$59,466
Accumulated Undistributed Net Investment Income	1,770
Accumulated Net Realized Loss	(1,204)
Unrealized Appreciation (Depreciation) on:
Investments	17,442
Foreign Currency Translation	—	@
Net Assets	$77,474
CLASS II:
Net Asset Value, Offering and Redemption Price Per Share Applicable to 6,982,580 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$11.10

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Global Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2018 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $73 of Foreign Taxes Withheld)	$1,499
Dividends from Security of Affiliated Issuer (Note H)	3
Total Investment Income	1,502
Expenses:
Advisory Fees (Note B)	327
Distribution Fees — Class II Shares (Note E)	96
Servicing Fees (Note D)	65
Professional Fees	57
Custodian Fees (Note G)	34
Administration Fees (Note C)	31
Shareholder Reporting Fees	11
Pricing Fees	6
Transfer Agency Fees (Note F)	2
Directors' Fees and Expenses	2
Other Expenses	9
Total Expenses	640
Waiver of Advisory Fees (Note B)	(101)
Rebate from Morgan Stanley Affiliate (Note H)	(— @)
Net Expenses	539
Net Investment Income	963
Realized Gain (Loss):
Investments Sold	2,919
Foreign Currency Translation	(5)
Net Realized Gain	2,914
Change in Unrealized Appreciation (Depreciation):
Investments	(3,970)
Foreign Currency Translation	(6)
Net Change in Unrealized Appreciation (Depreciation)	(3,976)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(1,062)
Net Decrease in Net Assets Resulting from Operations	$(99)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Global Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2018 (unaudited) (000)	Year Ended December 31, 2017 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$963	$1,887
Net Realized Gain	2,914	5,082
Net Change in Unrealized Appreciation (Depreciation)	(3,976)	676
Net Increase (Decrease) in Net Assets Resulting from Operations	(99)	7,645
Distributions from and/or in Excess of:
Class II:
Net Investment Income	—	(2,013)
Capital Share Transactions:(1)
Class II:
Subscribed	3,460	9,182
Distributions Reinvested	—	2,013
Redeemed	(9,512)	(19,449)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(6,052)	(8,254)
Total Decrease in Net Assets	(6,151)	(2,622)
Net Assets:
Beginning of Period	83,625	86,247
End of Period (Including Accumulated Undistributed Net Investment Income of $1,770 and $807)	$77,474	$83,625
(1) Capital Share Transactions:
Class II:
Shares Subscribed	323	861
Shares Issued on Distributions Reinvested	—	193
Shares Redeemed	(884)	(1,833)
Net Decrease in Class II Shares Outstanding	(561)	(779)

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Financial Highlights

Global Real Estate Portfolio

	Class II
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$11.09		$10.36		$10.18		$10.57		$9.35		$9.46
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.13		0.24		0.16		0.14		0.16		0.13
Net Realized and Unrealized Gain (Loss)	(0.12)		0.75		0.16		(0.29)		1.13		0.12
Total from Investment Operations	0.01		0.99		0.32		(0.15)		1.29		0.25
Distributions from and/or in Excess of:
Net Investment Income	—		(0.26)		(0.14)		(0.24)		(0.07)		(0.36)
Net Asset Value, End of Period	$11.10		$11.09		$10.36		$10.18		$10.57		$9.35
Total Return(3)	0.09	%(6)	9.71%		3.12%		(1.42)%		13.85%		2.63%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$77,474		$83,625		$86,247		$94,884		$104,996		$96,717
Ratio of Expenses to Average Net Assets(8)	1.40	%(4)(7)	1.40	%(4)	1.40	%(4)	1.40	%(4)	1.40	%(4)	1.40	%(4)
Ratio of Net Investment Income to Average Net Assets(8)	2.51	%(4)(7)	2.26	%(4)	1.54	%(4)	1.80	%(4)	1.54	%(4)	1.36	%(4)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	18	%(6)	34%		24%		26%		31%		30%
(8) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.66	%(7)	1.69%		1.60%		1.67%		1.72%		1.69%
Net Investment Income to Average Net Assets	2.25	%(7)	1.97%		1.34%		1.53%		1.22%		1.07%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund", collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Real Estate Portfolio. The Fund seeks to provide current income and capital appreciation. The Fund currently offers Class II shares only, although Class I shares may be offered in the future.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), each a wholly-owned subsidiary of Morgan Stanley, determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional

10

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Company has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

The Fund invests a significant portion of its assets in securities of REITs. The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

11

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Diversified	$21,697	$—	$—	$21,697
Health Care	3,239	—	—	3,239
Industrial	4,352	—	—	4,352
Industrial/Office Mixed	64	—	—	64
Lodging/Resorts	2,013	—	—	2,013
Office	14,969	—	—	14,969
Residential	10,053	—	7	10,060
Retail	18,108	—	—	18,108
Self Storage	2,399	—	—	2,399
Total Common Stocks	76,894	—	7	76,901
Short-Term Investment
Investment Company	300	—	—	300
Total Assets	$77,194	$—	$7	$77,201

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2018, securities with a total value of approximately $29,572,000 transferred from Level 2 to Level 1.

Securities that were valued using other significant observable inputs at December 31, 2017 were valued using unadjusted quoted prices at June 30, 2018. At December 31, 2017, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock (000)
Beginning Balance		$7
Purchases		—
Sales		—
Amortization of discount		—
Transfers in		—
Transfers out		—
Corporate actions		—
Change in unrealized appreciation (depreciation)		(—	@)
Realized gains (losses)		—
Ending Balance		$7
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2018	$	(—	@)

@  Value is less than $500.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2018:

	Fair Value at June 30, 2018 (000)	Valuation Technique	Unobservable Input	Range		Selected Value	Impact to Valuation from an increase in input
Residential
Common Stock	$7	Market Transaction Method	Transaction Valuation	$0.001	$0.001	$0.001	Increase
			Discount for Lack of Marketability	50.0%	50.0%	50.0%	Decrease

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and

12

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The

Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Fund holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Fund to further risk of loss in the event of a failure to complete the transaction by the counterparty.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.85% of the

13

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

daily net assets of the Fund. Effective July 1, 2018, the Adviser will provide the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.80% of the daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that the total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.40% for Class II shares. Effective July 1, 2018, the Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that the total annual operating expenses, excluding certain investment related expenses, taxes, interest, and other extraordinary expenses (including litigation), will not exceed 1.25% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2018, approximately $101,000 of advisory fees were waived pursuant to this arrangement.

The Adviser has entered into Sub-Advisory Agreements with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Fund with advisory services subject to the overall supervision of the Adviser and the Company's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares.

F. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2018, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $13,685,000 and $17,447,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2018.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2018, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

14

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended June 30, 2018 is as follows:

Affiliated Investment Company	Value December 31, 2017 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$1,045	$4,522	$5,267	$3
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2018 (000)
Liquidity Funds	$—	$—	$300

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2018, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.
FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2017, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2017 and 2016 was as follows:

2017 Distributions Paid From:		2016 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$2,013	$—	$1,228	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, character differences on distributions from real estate investment trust securities, gains and basis adjustments on certain equity securities designated as issued by passive foreign investment companies and an expired capital loss carryforwards resulted in the following reclassifications among the components of net assets at December 31, 2017:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized (Loss) (000)	Paid-in- Capital (000)
$272	$89,033	$(89,305)

15

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

At December 31, 2017, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$2,393	$—

During the year ended December 31, 2017, capital loss carryforwards of approximately $89,305,000 expired for federal income tax purposes.

In addition, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $3,660,000 during the year ended December 31, 2017.

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2018, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2018, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 87.2%.

16

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Advisers and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2017, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee was higher than but close to its peer group average, the actual management fee was lower than its peer group average and the total expense ratio was higher than its peer group average. After discussion, the Board concluded that the Fund's (i) performance was acceptable, (ii) management fee was competitive with its peer group average and (iii) total expense ratio was acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

17

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Investment Advisory Agreement Approval (unaudited) (cont'd)

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

18

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia Maleski

Michael E. Nugent, Chair of the Board

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.

2000 Crown Colony Drive

Quincy, Massachusetts 02169

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP

30 Rockefeller Plaza

New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFGRESAN
2190974 EXP. 08.31.19

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Global Strategist Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Consolidated Expense Example	2
Consolidated Portfolio of Investments	3
Consolidated Statement of Assets and Liabilities	28
Consolidated Statement of Operations	29
Consolidated Statements of Changes in Net Assets	30
Consolidated Financial Highlights	31
Notes to Consolidated Financial Statements	33
Investment Advisory Agreement Approval	46
Director and Officer Information	Back Cover

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Consolidated Expense Example (unaudited)

Global Strategist Portfolio

As a shareholder of the Global Strategist Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/18	Actual Ending Account Value 6/30/18	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Strategist Portfolio Class I	$1,000.00	$986.60	$1,020.38	$4.38	$4.46	0.89%
Global Strategist Portfolio Class II	1,000.00	986.50	1,019.89	4.88	4.96	0.99

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Consolidated Portfolio of Investments

Global Strategist Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (53.8%)
Agency Adjustable Rate Mortgage (0.1%)
United States (0.1%)
Federal Home Loan Mortgage Corporation, Conventional Pool: 12 Month USD LIBOR + 1.62%, 2.50%, 7/1/45 (Cost $75)	$74	$74
Agency Fixed Rate Mortgages (2.6%)
United States (2.6%)
Federal Home Loan Mortgage Corporation, Gold Pools: 3.50%, 2/1/45 - 6/1/45	439	438
July TBA: 3.50%, 7/1/48 (a)	600	597
Federal National Mortgage Association, Conventional Pools: 3.00%, 5/1/30 - 6/1/30	107	107
4.00%, 11/1/41 - 1/1/46	447	458
4.50%, 3/1/41 - 11/1/44	255	268
5.00%, 1/1/41 - 3/1/41	95	102
6.00%, 1/1/38	18	20
6.50%, 8/1/38	4	4
July TBA: 3.00%, 7/1/48 (a)	220	213
3.50%, 7/1/48 (a)	386	384
4.00%, 7/1/48 (a)	350	357
4.50%, 7/1/48 (a)	50	52
Government National Mortgage Association, July TBA: 4.50%, 7/20/48 (a)	50	52
Various Pool: 4.00%, 7/15/44	61	62
Total Agency Fixed Rate Mortgages (Cost $3,159)		3,114
Asset-Backed Securities (0.1%)
United States (0.1%)
Louisiana Public Facilities Authority 0.00%, 4/26/27 (b)	48	48
North Carolina State Education Assistance Authority 3 Month USD LIBOR + 0.80%, 3.16%, 7/25/25 (b)	43	44
Total Asset-Backed Securities (Cost $90)		92
Commercial Mortgage-Backed Securities (0.8%)
United States (0.8%)
COMM Mortgage Trust, 3.28%, 1/10/46	45	44
3.96%, 3/10/47	144	147
4.89%, 7/15/47 (b)(c)	100	89
Commercial Mortgage Pass-Through Certificates, 4.24%, 2/10/47 (b)	77	80
JPMBB Commercial Mortgage Securities Trust, 4.71%, 9/15/47 (b)(c)	102	85
	Face Amount (000)		Value (000)
UBS-Barclays Commercial Mortgage Trust, 3.53%, 5/10/63		$40	$40
Wells Fargo Commercial Mortgage Trust, 3.94%, 8/15/50 (c)		80	66
WFCG Commercial Mortgage Trust, 1 Month USD LIBOR + 3.14%, 5.21%, 11/15/29 (b)(c)		137	137
WFRBS Commercial Mortgage Trust, 4.14%, 10/15/57 (b)(c)		144	126
5.19%, 9/15/46 (b)(c)		140	131
Total Commercial Mortgage-Backed Securities (Cost $961)			945
Corporate Bonds (13.2%)
Australia (0.4%)
Australia & New Zealand Banking Group Ltd., 5.13%, 9/10/19	EUR	100	124
Macquarie Bank Ltd., 6.63%, 4/7/21 (c)		$85	91
Macquarie Group Ltd., 4.15%, 3/27/24 (c)		50	50
Transurban Finance Co., Pty Ltd., 4.13%, 2/2/26 (c)		70	69
Woolworths Group Ltd., 4.00%, 9/22/20 (c)		150	152
			486
Belgium (0.1%)
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26		100	98
Canada (0.7%)
Goldcorp, Inc., 3.70%, 3/15/23		73	72
Province of Alberta Canada, 1.75%, 8/26/20		260	254
Province of British Columbia Canada, 2.00%, 10/23/22		260	250
Royal Bank of Canada, 2.75%, 2/1/22		250	246
			822
Chile (0.2%)
Banco del Estado de Chile, 2.67%, 1/8/21 (c)		200	195
China (0.5%)
Baidu, Inc., 2.88%, 7/6/22		200	193
3.25%, 8/6/18		225	225
Syngenta Finance N.V., 4.44%, 4/24/23 (c)		200	199
			617
Colombia (0.2%)
Ecopetrol SA, 5.88%, 9/18/23		230	244

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Corporate Bonds (cont'd)
France (1.0%)
Air Liquide Finance SA, 1.75%, 9/27/21 (c)		$200	$190
Banque Federative du Credit Mutuel SA, 2.00%, 9/19/19	EUR	200	240
BNP Paribas SA, 3.80%, 1/10/24 (c)		$200	196
5.00%, 1/15/21		85	88
BPCE SA, 5.15%, 7/21/24 (c)		200	203
Electricite de France SA, 5.00%, 1/22/26 (d)	EUR	100	122
TOTAL SA, 3.88%, 5/18/22 (d)		100	126
			1,165
Germany (0.9%)
Bayer US Finance II LLC, 3.88%, 12/15/23 (c)		$200	200
BMW US Capital LLC, 2.15%, 4/6/20 (c)		200	197
Deutsche Bank AG, 2.70%, 7/13/20		225	219
Deutsche Telekom International Finance BV, 3.60%, 1/19/27 (c)		150	142
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 6.00%, 5/26/41	EUR	100	134
Siemens Financieringsmaatschappij N.V., 2.15%, 5/27/20 (c)		$250	246
			1,138
India (0.1%)
ONGC Videsh Vankorneft Pte Ltd., 3.75%, 7/27/26		200	187
Israel (0.1%)
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21		120	111
Italy (0.2%)
FCA Bank SpA, 1.38%, 4/17/20	EUR	100	118
Intesa Sanpaolo SpA, 6.50%, 2/24/21 (c)		$100	104
Telecom Italia Finance SA, 7.75%, 1/24/33	EUR	30	48
			270
Malaysia (0.2%)
Petronas Capital Ltd., 3.50%, 3/18/25 (c)		$200	194
	Face Amount (000)		Value (000)
Netherlands (0.4%)
ABN AMRO Bank N.V., 2.88%, 6/30/25	EUR	100	$121
Cooperatieve Rabobank UA, 3.88%, 2/8/22		$50	51
Series G 3.75%, 11/9/20	EUR	50	63
ING Bank N.V., 5.80%, 9/25/23 (c)		$200	212
			447
Spain (0.4%)
Banco Santander SA, 5.18%, 11/19/25		200	201
Telefonica Emisiones SAU, 4.71%, 1/20/20	EUR	200	251
			452
Sweden (0.2%)
Skandinaviska Enskilda Banken AB, 2.30%, 3/11/20		$250	247
Switzerland (0.4%)
ABB Treasury Center USA, Inc., 4.00%, 6/15/21 (c)		50	51
Credit Suisse AG, 0.63%, 11/20/18	EUR	200	234
UBS Group Funding Switzerland AG, 3.49%, 5/23/23 (c)		$200	196
			481
United Arab Emirates (0.2%)
ADCB Finance Cayman Ltd., 4.00%, 3/29/23 (c)		200	200
United Kingdom (1.3%)
BP Capital Markets PLC, 2.50%, 11/6/22		100	96
Heathrow Funding Ltd., 4.88%, 7/15/23 (c)		100	105
HSBC Holdings PLC, 4.25%, 3/14/24		200	199
Lloyds Bank PLC, 6.50%, 3/24/20	EUR	200	258
Nationwide Building Society, 3.77%, 3/8/24 (c)		$200	196
NGG Finance PLC, 5.63%, 6/18/73	GBP	100	144
Royal Bank of Scotland Group PLC, 3.88%, 9/12/23		$200	195
Standard Chartered PLC, 2.10%, 8/19/19 (c)		225	222
Vodafone Group PLC, 4.38%, 5/30/28		125	124
			1,539

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)	Value (000)
Corporate Bonds (cont'd)
United States (5.7%)
Abbott Laboratories, 3.40%, 11/30/23	$125	$124
Air Lease Corp., 2.13%, 1/15/20	150	147
Amazon.com, Inc., 2.80%, 8/22/24	150	145
American Express Credit Corp., MTN 2.20%, 3/3/20	125	123
3.30%, 5/3/27	125	121
American International Group, Inc., 4.88%, 6/1/22	50	52
Apple, Inc., 2.50%, 2/9/22	200	196
AT&T, Inc., 4.25%, 3/1/27	100	98
4.50%, 3/9/48	45	39
5.15%, 2/15/50 (c)	50	47
AvalonBay Communities, Inc., Series G 2.95%, 9/15/22	50	49
Bank of America Corp., 4.24%, 4/24/38	100	97
MTN 4.00%, 1/22/25	175	173
Becton Dickinson and Co., 2.89%, 6/6/22	125	121
Capital One NA, 1.85%, 9/13/19	250	247
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 7/23/25	25	25
6.48%, 10/23/45	50	53
Citigroup, Inc., 5.50%, 9/13/25	75	80
8.13%, 7/15/39	75	106
Coca-Cola Co. (The), 3.20%, 11/1/23	100	100
CVS Health Corp., 3.70%, 3/9/23	200	199
Discover Bank, 3.10%, 6/4/20	255	254
Discovery Communications LLC, 2.95%, 3/20/23	100	96
Dollar Tree, Inc., 3.70%, 5/15/23	75	74
Duke Energy Corp., 1.80%, 9/1/21	100	96
Five Corners Funding Trust, 4.42%, 11/15/23 (c)	200	206
Ford Motor Credit Co., LLC, 2.68%, 1/9/20	200	198
General Motors Financial Co., Inc., 2.35%, 10/4/19	75	74
	Face Amount (000)	Value (000)
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19	$80	$79
6.75%, 10/1/37	125	149
Home Depot, Inc. (The), 5.88%, 12/16/36	50	61
HSBC USA, Inc., 3.50%, 6/23/24	100	98
Johnson Controls International PLC, 3.90%, 2/14/26	75	74
JPMorgan Chase & Co., 2.25%, 1/23/20	200	198
3.78%, 2/1/28	100	98
Lockheed Martin Corp., 3.55%, 1/15/26	100	98
Maple Escrow Subsidiary, Inc., 4.06%, 5/25/23 (c)	125	125
McDonald's Corp., MTN 3.38%, 5/26/25	100	98
Medtronic, Inc., 3.63%, 3/15/24	100	101
Merck & Co., Inc., 2.80%, 5/18/23	100	98
Metropolitan Life Global Funding I, 2.40%, 1/8/21 (c)	200	196
Microsoft Corp., 1.55%, 8/8/21	200	192
NBC Universal Media LLC, 4.38%, 4/1/21	130	133
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	125	120
Oncor Electric Delivery Co., LLC, 6.80%, 9/1/18	80	81
Oracle Corp., 3.40%, 7/8/24	75	74
PepsiCo, Inc., 3.60%, 3/1/24	100	101
Rockwell Collins, Inc., 1.95%, 7/15/19	100	99
salesforce.com, Inc., 3.25%, 4/11/23	100	100
Synchrony Bank, 3.65%, 5/24/21	250	250
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26	100	93
Union Pacific Corp., 3.95%, 9/10/28	50	50
UnitedHealth Group, Inc., 2.88%, 3/15/23	100	98
Verizon Communications, Inc., 4.67%, 3/15/55	82	73
Visa, Inc., 3.15%, 12/14/25	75	73
Walmart, Inc., 2.55%, 4/11/23	50	48
Wells Fargo & Co., 3.00%, 10/23/26	325	300
		6,698
Total Corporate Bonds (Cost $15,863)		15,591

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Mortgages — Other (0.4%)
United States (0.4%)
Federal Home Loan Mortgage Corporation, 3.00%, 9/25/45 - 7/25/46		$204	$196
3.50%, 5/25/45 - 7/25/46		262	259
4.00%, 5/25/45		23	24
Total Mortgages — Other (Cost $495)			479
Sovereign (29.1%)
Australia (0.8%)
Australia Government Bond, 2.75%, 11/21/27	AUD	1,350	1,010
Austria (0.5%)
Republic of Austria Government Bond, 1.20%, 10/20/25 (c)	EUR	460	575
Belgium (1.0%)
Kingdom of Belgium Government Bond, 0.80%, 6/22/27 (c)		960	1,145
Bermuda (0.2%)
Bermuda Government International Bond, 4.85%, 2/6/24 (c)		$200	206
Brazil (5.9%)
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/21	BRL	27,554	6,922
Canada (1.0%)
Canadian Government Bond, 1.00%, 6/1/27	CAD	360	248
1.50%, 6/1/26		1,360	987
			1,235
China (0.3%)
Sinopec Group Overseas Development 2013 Ltd., 2.63%, 10/17/20	EUR	130	160
Sinopec Group Overseas Development 2015 Ltd., 2.50%, 4/28/20 (c)		$200	197
			357
Denmark (0.1%)
Denmark Government Bond, 0.50%, 11/15/27	DKK	670	107
France (1.4%)
French Republic Government Bond OAT, 0.75%, 5/25/28	EUR	220	260
1.00%, 5/25/27		460	562
1.75%, 5/25/23		450	575
3.25%, 5/25/45		160	263
			1,660
Germany (0.7%)
Bundesrepublik Deutschland Bundesanleihe, 4.25%, 7/4/39		320	622
4.75%, 7/4/34		90	171
			793
	Face Amount (000)		Value (000)
Greece (1.2%)
Hellenic Republic Government Bond, 3.75%, 1/30/28	EUR	1,221	$1,405
Hungary (0.1%)
Hungary Government International Bond, 5.75%, 11/22/23		$130	140
Indonesia (0.2%)
Indonesia Government International Bond, 5.88%, 1/15/24		200	215
Ireland (0.1%)
Ireland Government Bond, 5.40%, 3/13/25	EUR	80	125
Italy (1.6%)
Italy Buoni Poliennali Del Tesoro, 1.45%, 9/15/22		590	686
2.20%, 6/1/27		250	284
2.35%, 9/15/24 (c)		548	693
5.00%, 9/1/40		130	189
			1,852
Japan (6.3%)
Japan Government Ten Year Bond, 0.10%, 6/20/26	JPY	119,000	1,086
0.50%, 9/20/24		169,000	1,582
1.10%, 6/20/21		226,000	2,116
Japan Government Thirty Year Bond, 0.30%, 6/20/46		51,000	416
1.70%, 6/20/33		99,000	1,082
2.00%, 9/20/40		95,000	1,114
			7,396
Malaysia (0.1%)
Malaysia Government Bond, 3.96%, 9/15/25	MYR	600	146
Mexico (0.8%)
Mexican Bonos, Series M 5.75%, 3/5/26	MXN	3,000	135
6.50%, 6/10/21		8,000	390
7.50%, 6/3/27		5,000	251
Petroleos Mexicanos, 4.88%, 1/18/24		$190	188
6.38%, 1/23/45		50	46
			1,010
Netherlands (0.4%)
Netherlands Government Bond, 0.25%, 7/15/25 (c)	EUR	410	484
New Zealand (0.5%)
New Zealand Government Bond, 3.00%, 4/20/29	NZD	800	550
Norway (0.1%)
Norway Government Bond, 2.00%, 5/24/23 (c)	NOK	730	92

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Sovereign (cont'd)
Poland (0.5%)
Republic of Poland Government Bond, 2.25%, 4/25/22	PLN	1,900	$508
4.00%, 10/25/23		330	95
			603
Portugal (1.7%)
Portugal Obrigacoes do Tesouro OT, 2.13%, 10/17/28 (c)	EUR	110	133
2.88%, 7/21/26 (c)		655	847
4.13%, 4/14/27 (c)		602	846
5.65%, 2/15/24 (c)		120	178
			2,004
Russia (0.4%)
Russian Federal Bond - OFZ, 7.00%, 8/16/23	RUB	29,650	467
Spain (1.5%)
Spain Government Bond, 0.35%, 7/30/23	EUR	710	827
0.40%, 4/30/22		330	390
4.40%, 10/31/23 (c)		210	296
Spain Government Inflation Linked Bond, 1.00%, 11/30/30 (c)		175	226
			1,739
Sweden (0.0%)
Sweden Government Bond, 1.00%, 11/12/26	SEK	470	55
United Kingdom (1.7%)
United Kingdom Gilt, 1.25%, 7/22/27	GBP	390	511
1.50%, 1/22/21		180	242
3.50%, 1/22/45		420	758
4.25%, 6/7/32 - 9/7/39		260	481
			1,992
Total Sovereign (Cost $35,122)			34,285
U.S. Treasury Securities (7.5%)
United States (7.5%)
U.S. Treasury Bonds, 2.50%, 2/15/45		$300	273
3.13%, 5/15/48		1,180	1,213
3.50%, 2/15/39		800	872
U.S. Treasury Notes, 0.50%, 1/15/28		5,855	5,730
2.25%, 2/15/27		820	783
Total U.S. Treasury Securities (Cost $8,860)			8,871
Total Fixed Income Securities (Cost $64,625)			63,451
	Shares	Value (000)
Common Stocks (37.2%)
Australia (0.8%)
AGL Energy Ltd.	533	$9
Alumina Ltd.	5,569	12
Amcor Ltd.	1,645	18
AMP Ltd.	4,271	11
ASX Ltd.	294	14
Australia & New Zealand Banking Group Ltd.	4,208	88
BHP Billiton Ltd.	3,478	87
Brambles Ltd.	1,848	12
CIMIC Group Ltd.	244	8
Coca-Cola Amatil Ltd.	317	2
Commonwealth Bank of Australia	1,558	84
CSL Ltd.	594	85
Fortescue Metals Group Ltd.	1,713	6
GPT Group (The) REIT	4,585	17
Incitec Pivot Ltd.	2,655	7
Insurance Australia Group Ltd.	2,989	19
Macquarie Group Ltd.	427	39
National Australia Bank Ltd.	3,203	65
Newcrest Mining Ltd.	776	12
OneMarket Ltd. (e)	137	—	@
Orica Ltd.	644	8
Origin Energy Ltd. (e)	1,422	11
Orora Ltd.	1,645	4
QBE Insurance Group Ltd.	2,313	17
Rio Tinto Ltd.	468	29
Santos Ltd. (e)	1,191	5
Scentre Group REIT	6,017	20
Shopping Centres Australasia Property Group REIT	298	1
South32 Ltd.	3,478	9
South32 Ltd.	7,996	21
Star Entertainment Grp Ltd. (The)	218	1
Stockland REIT	6,034	18
Suncorp Group Ltd.	1,750	19
Sydney Airport	452	2
Tabcorp Holdings Ltd.	224	1
Telstra Corp., Ltd.	4,317	8
Transurban Group	2,014	18
Treasury Wine Estates Ltd.	964	12
Wesfarmers Ltd.	1,163	42
Westpac Banking Corp.	3,149	68
Woodside Petroleum Ltd.	670	18
Woolworths Group Ltd.	1,372	31
		958
Austria (0.0%)
BUWOG AG (e)	28	1
Erste Group Bank AG (e)	315	13
IMMOFINANZ AG (e)	56	1
Verbund AG	75	3
voestalpine AG	158	7
		25

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Belgium (0.1%)
Ageas	219	$11
Anheuser-Busch InBev SA N.V.	525	53
Colruyt SA	71	4
Groupe Bruxelles Lambert SA	119	12
KBC Group N.V.	89	7
Solvay SA	57	7
Umicore SA	254	15
		109
Canada (1.0%)
Agnico Eagle Mines Ltd.	200	9
Bank of Montreal	476	37
Bank of Nova Scotia (The)	667	38
Barrick Gold Corp.	17,060	224
Barrick Gold Corp.	857	11
BCE, Inc.	800	32
Blackberry Ltd. (e)	476	5
Brookfield Asset Management, Inc., Class A	809	33
Brookfield Business Partners LP	20	1
Brookfield Property Partners LP	40	1
Cameco Corp.	476	5
Canadian Imperial Bank of Commerce	476	41
Canadian National Railway Co.	762	62
Canadian Natural Resources Ltd.	762	27
Canadian Pacific Railway Ltd.	200	37
Cenovus Energy, Inc.	762	8
Crescent Point Energy Corp.	286	2
Eldorado Gold Corp. (e)	571	1
Enbridge, Inc.	438	16
Enbridge, Inc.	857	31
Encana Corp.	762	10
Goldcorp, Inc.	762	10
Imperial Oil Ltd.	95	3
Kinross Gold Corp. (e)	952	3
Loblaw Cos., Ltd.	129	7
Magna International, Inc.	571	33
Manulife Financial Corp.	2,381	43
National Bank of Canada	400	19
Nutrien Ltd.	729	40
Obsidian Energy Ltd. (e)	500	1
Power Corp. of Canada	571	13
PrairieSky Royalty Ltd.	19	—	@
Rogers Communications, Inc., Class B	381	18
Royal Bank of Canada	952	72
Sun Life Financial, Inc.	667	27
Suncor Energy, Inc.	1,333	54
Teck Resources Ltd., Class B	476	12
Thomson Reuters Corp.	500	20
Toronto-Dominion Bank (The)	1,429	83
TransCanada Corp.	571	25
Wheaton Precious Metals Corp.	381	8
Yamana Gold, Inc.	857	2
		1,124
	Shares	Value (000)
China (0.0%)
Yum China Holdings, Inc.	356	$14
Denmark (0.4%)
AP Moller - Maersk A/S Series A	7	8
AP Moller - Maersk A/S Series B	13	16
Danske Bank A/S	915	29
DSV A/S	1,193	96
ISS A/S	697	24
Novo Nordisk A/S Series B	5,448	253
Novozymes A/S Series B	442	23
Vestas Wind Systems A/S	517	32
		481
Finland (0.1%)
Elisa Oyj	163	8
Fortum Oyj	382	9
Kone Oyj, Class B	343	17
Metso Oyj	120	4
Nokia Oyj	3,329	19
Nokian Renkaat Oyj	141	6
Sampo Oyj, Class A	355	17
Stora Enso Oyj, Class R	588	12
UPM-Kymmene Oyj	325	12
Valmet Oyj	120	2
Wartsila Oyj Abp	513	10
		116
France (1.6%)
Accor SA	1,889	93
Aeroports de Paris (ADP)	109	25
Air Liquide SA	333	42
Airbus SE	396	46
Alstom SA	238	11
ArcelorMittal	262	8
Atos SE	548	75
AXA SA	1,795	44
BNP Paribas SA	1,161	72
Bouygues SA	1,690	73
Capgemini SE	1,203	162
Carrefour SA	436	7
CGG SA (e)	5	—	@
Cie de Saint-Gobain	1,814	81
Cie Generale des Etablissements Michelin SCA	214	26
Covivio REIT	31	3
Credit Agricole SA	1,522	20
Danone SA	432	32
Electricite de France SA	328	4
Engie SA	1,158	18
Essilor International Cie Generale d'Optique SA	178	25
Gecina SA REIT	22	4
Getlink	2,283	31
Hermes International	23	14
Klepierre SA REIT	187	7
L'Oreal SA	246	61

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
France (cont'd)
Legrand SA	114	$8
LVMH Moet Hennessy Louis Vuitton SE	185	62
Orange SA	1,686	28
Pernod Ricard SA	206	34
Peugeot SA	7,270	166
Publicis Groupe SA	183	13
Renault SA	194	16
Rexel SA	1,632	23
Safran SA	147	18
Sanofi	455	36
Schneider Electric SE	459	38
SES SA	360	7
Societe Generale SA	868	37
Sodexo SA	160	16
Thales SA	92	12
TOTAL SA	1,305	80
Unibail-Rodamco-Westfield REIT	52	11
Unibail-Rodamco-Westfield CDI (e)	1,000	11
Vallourec SA (e)	98	1
Veolia Environnement SA	344	7
Vinci SA	2,863	275
Vivendi SA	1,030	25
		1,908
Germany (0.7%)
Adidas AG	126	27
Allianz SE (Registered)	284	59
BASF SE	417	40
Bayer AG (Registered)	471	52
Bayerische Motoren Werke AG	254	23
CECONOMY AG	125	1
Commerzbank AG (e)	55	1
Continental AG	60	14
Daimler AG (Registered)	486	31
Deutsche Bank AG (Registered)	628	7
Deutsche Boerse AG	969	129
Deutsche Lufthansa AG (Registered)	129	3
Deutsche Post AG (Registered)	433	14
Deutsche Telekom AG (Registered) (e)	1,535	24
E.ON SE	1,058	11
Fraport AG Frankfurt Airport Services Worldwide	249	24
Fresenius Medical Care AG & Co., KGaA	133	13
Fresenius SE & Co., KGaA	290	23
HeidelbergCement AG	44	4
Henkel AG & Co., KGaA	114	13
Henkel AG & Co., KGaA (Preference)	211	27
Infineon Technologies AG	911	23
K+S AG (Registered)	63	2
LANXESS AG	38	3
Linde AG	109	26
Merck KGaA	138	13
METRO AG	125	1
	Shares	Value (000)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	146	$31
OSRAM Licht AG	40	2
Porsche Automobil Holding SE (Preference)	188	12
QIAGEN N.V. (e)	321	12
RWE AG	346	8
Salzgitter AG	52	2
SAP SE	563	65
Siemens AG (Registered)	408	54
thyssenKrupp AG	146	4
Uniper SE	105	3
Volkswagen AG	26	4
Volkswagen AG (Preference)	107	18
		823
Greece (0.0%)
National Bank of Greece SA (e)	9	—	@
Hong Kong (0.2%)
Bank of East Asia Ltd. (The)	1,707	7
BOC Hong Kong Holdings Ltd.	2,500	12
CK Asset Holdings Ltd.	2,052	16
CK Hutchison Holdings Ltd.	2,052	22
CLP Holdings Ltd.	1,200	13
Esprit Holdings Ltd. (e)	1,397	—	@
Global Brands Group Holding Ltd. (e)	4,000	—	@
Hanergy Thin Film Power Group Ltd. (e)(f)(g)	18,000	—	@
Hang Lung Group Ltd.	1,000	3
Hang Lung Properties Ltd.	2,000	4
Hang Seng Bank Ltd.	800	20
Henderson Land Development Co., Ltd.	1,955	10
Hong Kong & China Gas Co., Ltd.	5,005	10
Hong Kong Exchanges & Clearing Ltd.	767	23
I-CABLE Communications Ltd. (e)	1,072	—	@
Kerry Logistics Network Ltd.	750	1
Kerry Properties Ltd.	1,000	5
Li & Fung Ltd.	4,000	1
Link REIT	1,254	11
MTR Corp., Ltd.	1,441	8
New World Development Co., Ltd.	4,135	6
Power Assets Holdings Ltd.	1,000	7
Sands China Ltd.	1,600	9
Sino Land Co., Ltd.	2,579	4
Sun Hung Kai Properties Ltd.	2,530	38
Swire Pacific Ltd., Class A	1,000	11
Swire Properties Ltd.	350	1
Wharf Holdings Ltd. (The)	1,400	5
Wharf Real Estate Investment Co., Ltd.	1,400	10
Wynn Macau Ltd.	1,200	4
		261
Ireland (0.0%)
CRH PLC	1,284	46

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Italy (0.3%)
Assicurazioni Generali SpA	766	$13
Atlantia SpA	3,363	99
Banco BPM SpA (e)	215	1
CNH Industrial N.V.	456	5
Enel SpA	4,573	25
Eni SpA	1,280	24
EXOR N.V.	55	4
Ferrari N.V.	61	8
Fiat Chrysler Automobiles N.V. (e)	607	12
Intesa Sanpaolo SpA	6,580	19
Italgas SpA	197	1
Leonardo SpA	351	4
Luxottica Group SpA	69	4
Mediobanca Banca di Credito Finanziario SpA	10,655	99
Prysmian SpA	116	3
Rizzoli Corriere Della Sera Mediagroup SpA (e)	41	—	@
Saipem SpA (e)	15	—	@
Snam SpA	989	4
Telecom Italia SpA	2,252	2
Telecom Italia SpA (e)	5,340	4
Tenaris SA	277	5
Terna Rete Elettrica Nazionale SpA	922	5
UniCredit SpA	687	11
Unione di Banche Italiane SpA	471	2
		354
Netherlands (0.3%)
Akzo Nobel N.V.	228	20
ASML Holding N.V.	299	59
Coca-Cola European Partners PLC	129	5
Fugro N.V. CVA (e)	56	1
Heineken N.V.	360	36
ING Groep N.V.	3,316	48
Koninklijke Ahold Delhaize N.V.	882	21
Koninklijke KPN N.V.	1,070	3
Koninklijke Philips N.V.	1,098	47
Koninklijke Vopak N.V.	68	3
PostNL N.V.	385	1
Randstad N.V.	1,325	78
Unilever N.V. CVA	1,146	64
		386
New Zealand (0.0%)
Auckland International Airport Ltd.	1,674	8
Contact Energy Ltd.	1,252	5
Fletcher Building Ltd.	1,181	5
Mercury NZ Ltd.	1,212	3
Meridian Energy Ltd.	2,247	5
Ryman Healthcare Ltd.	661	5
Spark New Zealand Ltd.	3,134	8
		39
	Shares	Value (000)
Norway (0.2%)
Akastor ASA (e)	246	$1
Aker Solutions ASA (e)	246	2
DNB ASA	2,312	45
Equinor ASA	2,284	61
Kvaerner ASA (e)	246	1
Norsk Hydro ASA	1,778	11
Orkla ASA	1,208	10
REC Silicon ASA (e)	1,171	—	@
Subsea 7 SA	420	7
Telenor ASA	995	20
Yara International ASA	352	14
		172
Poland (0.0%)
Jeronimo Martins SGPS SA	241	4
Portugal (0.0%)
EDP - Energias de Portugal SA	2,371	9
Galp Energia SGPS SA	247	5
Pharol SGPS SA (Registered) (e)	610	—	@
		14
South Africa (0.0%)
Old Mutual Ltd. (e)	7,755	15
Spain (0.2%)
ACS Actividades de Construccion y Servicios SA	189	8
Amadeus IT Group SA	176	14
Banco Bilbao Vizcaya Argentaria SA	3,600	26
Banco de Sabadell SA	4,364	7
Banco Santander SA	6,415	34
CaixaBank SA	823	4
Distribuidora Internacional de Alimentacion SA	556	2
Enagas SA	211	6
Ferrovial SA	309	6
Gas Natural SDG SA	192	5
Grifols SA	163	5
Grifols SA (Preference) Class B	38	1
Iberdrola SA	2,771	21
Industria de Diseno Textil SA	824	28
International Consolidated Airlines Group SA	1,054	9
Red Electrica Corp., SA	338	7
Repsol SA	846	17
Telefonica SA	2,506	21
		221
Sweden (0.5%)
Alfa Laval AB	500	12
Assa Abloy AB, Class B	1,714	37
Atlas Copco AB, Class A	1,136	33
Atlas Copco AB, Class B	662	17
Boliden AB	459	15
Electrolux AB, Class B	405	9
Epiroc AB (e)	1,798	18
Essity AB, Class B	1,038	26
Getinge AB, Class B	384	3

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Sweden (cont'd)
Hennes & Mauritz AB, Class B	1,573	$23
Hexagon AB, Class B	436	24
Husqvarna AB, Class B	708	7
ICA Gruppen AB	134	4
Industrivarden AB, Class C	287	6
Investor AB, Class B	785	32
Kinnevik AB, Class B	405	14
L E Lundbergforetagen AB, Class B	130	4
Lundin Petroleum AB	316	10
Millicom International Cellular SA SDR	113	7
Nordea Bank AB	5,119	49
Sandvik AB	1,887	34
Securitas AB, Class B	528	9
Skandinaviska Enskilda Banken AB, Class A	2,577	25
Skanska AB, Class B	573	10
SKF AB, Class B	644	12
Svenska Handelsbanken AB, Class A	2,545	28
Swedbank AB, Class A	1,523	33
Swedish Match AB	305	15
Tele2 AB, Class B	606	7
Telefonaktiebolaget LM Ericsson, Class B	5,312	41
Telia Co., AB	4,374	20
Volvo AB, Class B	2,635	42
		626
Switzerland (1.6%)
ABB Ltd. (Registered)	4,363	96
Adecco Group AG (Registered)	2,070	123
Baloise Holding AG (Registered)	157	23
Cie Financiere Richemont SA (Registered)	831	71
Credit Suisse Group AG (Registered) (e)	2,146	32
GAM Holding AG (e)	542	7
Geberit AG (Registered)	130	56
Givaudan SA (Registered)	21	48
Idorsia Ltd. (e)	420	11
Julius Baer Group Ltd. (e)	416	24
Kuehne & Nagel International AG (Registered)	123	18
LafargeHolcim Ltd. (Registered) (e)	167	8
LafargeHolcim Ltd. (Registered) (e)	403	20
Lonza Group AG (Registered) (e)	196	52
Nestle SA (Registered)	4,993	388
Novartis AG (Registered)	1,920	146
Roche Holding AG (Genusschein)	1,786	398
Schindler Holding AG	139	30
SGS SA (Registered)	20	53
Sonova Holding AG (Registered)	205	37
Swatch Group AG (The)	55	26
Swiss Life Holding AG (Registered) (e)	64	22
Swiss Re AG	232	20
UBS Group AG (Registered) (e)	6,505	101
Zurich Insurance Group AG	323	96
		1,906
	Shares	Value (000)
United Kingdom (3.5%)
3i Group PLC	1,504	$18
Admiral Group PLC	312	8
Anglo American PLC	2,093	47
Antofagasta PLC	623	8
Ashtead Group PLC	781	23
Associated British Foods PLC	554	20
AstraZeneca PLC	1,967	136
Auto Trader Group PLC	1,547	9
Aviva PLC	6,336	42
Babcock International Group PLC	389	4
BAE Systems PLC	4,933	42
Barclays PLC	26,778	67
Barratt Developments PLC	1,553	11
Berkeley Group Holdings PLC	200	10
BHP Billiton PLC	3,328	75
BP PLC	30,737	235
British American Tobacco PLC	3,551	179
British Land Co., PLC (The) REIT	1,522	13
BT Group PLC	13,194	38
Bunzl PLC	525	16
Burberry Group PLC	683	19
Capita PLC	1,030	2
Carnival PLC	307	18
Centrica PLC	8,564	18
Cobham PLC (e)	3,766	6
Coca-Cola HBC AG (e)	286	10
Compass Group PLC	2,466	53
ConvaTec Group PLC	2,160	6
Croda International PLC	204	13
CYBG PLC CDI	888	4
DCC PLC	140	13
Diageo PLC	3,921	141
Direct Line Insurance Group PLC	2,137	10
Dixons Carphone PLC	1,516	4
easyJet PLC	244	5
Experian PLC	1,470	36
Ferguson PLC	383	31
Fresnillo PLC	349	5
G4S PLC	2,437	9
GKN PLC	2,724	16
GlaxoSmithKline PLC	7,611	154
Glencore PLC (e)	19,207	92
Hammerson PLC REIT	1,233	8
Hargreaves Lansdown PLC	407	11
Hikma Pharmaceuticals PLC	221	4
HSBC Holdings PLC	31,535	296
IMI PLC	429	6
Imperial Brands PLC	1,486	55
Inmarsat PLC	714	5
InterContinental Hotels Group PLC	284	18
Intertek Group PLC	255	19
Intu Properties PLC REIT	1,368	3

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United Kingdom (cont'd)
Investec PLC	1,043	$7
ITV PLC	5,509	13
J Sainsbury PLC	2,568	11
Johnson Matthey PLC	299	14
Kingfisher PLC	3,452	14
Land Securities Group PLC REIT	1,159	15
Legal & General Group PLC	9,216	32
Lloyds Banking Group PLC	112,517	94
London Stock Exchange Group PLC	488	29
Marks & Spencer Group PLC	2,514	10
Mediclinic International PLC	575	4
Meggitt PLC	1,223	8
Merlin Entertainments PLC	1,123	6
Micro Focus International PLC	682	12
Micro Focus International PLC ADR	264	5
Mondi PLC	575	16
National Grid PLC	5,316	59
Next PLC	225	18
Paragon Offshore PLC (e)(g)	67	—
Pearson PLC	1,310	15
Persimmon PLC	475	16
Provident Financial PLC (e)	237	2
Prudential PLC	4,054	93
Quilter PLC (e)	2,585	5
Randgold Resources Ltd.	146	11
Reckitt Benckiser Group PLC	1,058	87
RELX PLC	1,676	36
Rio Tinto PLC	1,927	107
Rolls-Royce Holdings PLC (e)	2,608	34
Royal Bank of Scotland Group PLC (e)	5,544	19
Royal Dutch Shell PLC, Class A	6,934	241
Royal Dutch Shell PLC, Class B	5,897	211
Royal Mail PLC	1,389	9
RSA Insurance Group PLC	1,604	14
Sage Group PLC (The)	1,702	14
Schroders PLC	196	8
Segro PLC REIT	1,549	14
Severn Trent PLC	363	9
Shire PLC	1,417	80
Shire PLC ADR	380	64
Sky PLC	1,592	31
Smith & Nephew PLC	1,379	25
Smiths Group PLC	624	14
SSE PLC	1,559	28
St. James's Place PLC	823	12
Standard Chartered PLC	5,190	47
Standard Life Aberdeen PLC	4,199	18
Tate & Lyle PLC	722	6
Taylor Wimpey PLC	5,043	12
Tesco PLC	12,794	43
Travis Perkins PLC	392	7
TUI AG	683	15
	Shares	Value (000)
Unilever PLC	1,997	$110
United Utilities Group PLC	1,056	11
Vodafone Group PLC	41,204	100
Weir Group PLC (The)	347	9
Whitbread PLC	284	15
Wm Morrison Supermarkets PLC	3,428	11
WPP PLC	2,014	32
		4,093
United States (25.7%)
3M Co.	1,355	267
Abbott Laboratories	1,963	120
AbbVie, Inc.	1,481	137
Accenture PLC, Class A	1,129	185
Adient PLC	38	2
Adobe Systems, Inc. (e)	332	81
AdvanSix, Inc. (e)	142	5
AES Corp.	292	4
Aetna, Inc.	305	56
Agilent Technologies, Inc.	226	14
Alexion Pharmaceuticals, Inc. (e)	234	29
Allergan PLC	220	37
Alphabet, Inc., Class A (e)	349	394
Alphabet, Inc., Class C (e)	338	377
Altria Group, Inc.	2,613	148
Amazon.com, Inc. (e)	443	753
Ameren Corp.	210	13
American Electric Power Co., Inc.	341	24
American Express Co.	5,005	491
American International Group, Inc.	2,551	135
American Tower Corp. REIT	375	54
Ameriprise Financial, Inc.	224	31
AmerisourceBergen Corp.	270	23
Amgen, Inc.	1,136	210
Amphenol Corp., Class A	327	29
Anadarko Petroleum Corp.	1,125	82
Analog Devices, Inc.	168	16
Annaly Capital Management, Inc. REIT	380	4
Anthem, Inc.	346	82
Apache Corp.	242	11
Apple, Inc.	6,679	1,236
AT&T, Inc.	7,038	226
Automatic Data Processing, Inc.	334	45
Avanos Medical, Inc.	334	19
Avery Dennison Corp.	290	30
Baker Hughes a GE Co.	467	15
Bank of America Corp.	14,935	421
Bank of New York Mellon Corp. (The)	416	22
Baxter International, Inc.	1,289	95
BB&T Corp.	380	19
Becton Dickinson & Co.	377	90
Bed Bath & Beyond, Inc.	312	6
Berkshire Hathaway, Inc., Class B (e)	1,211	226
Biogen, Inc. (e)	444	129
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
BlackRock, Inc.	305	$152
Boeing Co. (The)	1,205	404
Booking Holdings, Inc. (e)	53	107
Boston Properties, Inc. REIT	175	22
Boston Scientific Corp. (e)	357	12
Bristol-Myers Squibb Co.	3,088	171
Broadcom, Inc.	7	2
California Resources Corp. (e)	123	6
Capital One Financial Corp.	14,381	1,322
Cardinal Health, Inc.	182	9
Carnival Corp.	2	—	@
Caterpillar, Inc.	1,147	156
CBS Corp., Class B	385	22
CDK Global, Inc.	152	10
Celgene Corp. (e)	1,160	92
CenterPoint Energy, Inc.	175	5
CenturyLink, Inc.	380	7
Cerner Corp. (e)	339	20
CF Industries Holdings, Inc.	38	2
CH Robinson Worldwide, Inc.	232	19
Charles Schwab Corp. (The)	714	37
Charter Communications, Inc., Class A (e)	183	54
Chemours Co. (The)	416	18
Chesapeake Energy Corp. (e)	269	1
Chevron Corp.	2,197	278
Chipotle Mexican Grill, Inc. (e)	45	19
Cigna Corp.	314	53
Cintas Corp.	188	35
Cisco Systems, Inc.	6,397	275
CIT Group, Inc.	358	18
Citigroup, Inc.	4,025	269
Citrix Systems, Inc. (e)	247	26
Cleveland-Cliffs, Inc. (e)	20	—	@
CME Group, Inc.	212	35
CNX Resources Corp. (e)	383	7
Coca-Cola Co. (The)	1,309	57
Cognizant Technology Solutions Corp., Class A	312	25
Colgate-Palmolive Co.	3,500	227
Comcast Corp., Class A	6,994	229
Comerica, Inc.	224	20
Concho Resources, Inc. (e)	122	17
Conduent, Inc. (e)	219	4
ConocoPhillips	2,115	147
CONSOL Energy, Inc. (e)	46	2
Consolidated Edison, Inc.	339	26
Costco Wholesale Corp.	1,081	226
Crown Castle International Corp. REIT	349	38
CSX Corp.	444	28
Cummins, Inc.	9	1
CVS Health Corp.	3,715	239
Danaher Corp.	338	33
DaVita, Inc. (e)	302	21
	Shares	Value (000)
Deere & Co.	24	$3
Dell Technologies, Inc., Class V (e)	387	33
Devon Energy Corp.	273	12
Discover Financial Services	19,133	1,347
Discovery, Inc., Class A (e)	427	12
Discovery, Inc., Class C (e)	467	12
Dominion Energy, Inc.	270	18
DowDuPont, Inc.	4,334	286
DTE Energy Co.	280	29
Duke Energy Corp.	1,211	96
Dun & Bradstreet Corp. (The)	182	22
DXC Technology Co.	166	13
Eaton Corp., PLC	30	2
eBay, Inc. (e)	2,018	73
Ecolab, Inc.	34	5
Edison International	364	23
Edwards Lifesciences Corp. (e)	316	46
Eli Lilly & Co.	1,348	115
Emerson Electric Co.	1,261	87
Entergy Corp.	283	23
EOG Resources, Inc.	372	46
Equity Residential REIT	363	23
ESC Seventy Seven (e)(g)	15	—
Estee Lauder Cos., Inc. (The), Class A	287	41
Exelon Corp.	371	16
Express Scripts Holding Co. (e)	1,028	79
Exxon Mobil Corp.	4,495	372
Facebook, Inc., Class A (e)	1,823	354
Fastenal Co.	15	1
FedEx Corp.	343	78
Fifth Third Bancorp	411	12
FirstEnergy Corp.	312	11
Fluor Corp.	45	2
Ford Motor Co.	6,317	70
Fortive Corp.	292	23
Franklin Resources, Inc.	322	10
Freeport-McMoRan, Inc.	10,948	189
Frontier Communications Corp.	34	—	@
General Dynamics Corp.	73	14
General Electric Co.	6,672	91
General Mills, Inc.	423	19
GGP, Inc. REIT	368	8
Gilead Sciences, Inc.	1,260	89
Goldman Sachs Group, Inc. (The)	789	174
Halliburton Co.	10,342	466
HCP, Inc. REIT	319	8
Henry Schein, Inc. (e)	329	24
Hershey Co. (The)	166	15
Hess Corp.	232	16
Hewlett Packard Enterprise Co.	1,508	22
Home Depot, Inc. (The)	2,050	400
Honeywell International, Inc.	2,117	305
HP, Inc.	1,297	29

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Humana, Inc.	131	$39
Illinois Tool Works, Inc.	29	4
Intel Corp.	3,733	186
Intercontinental Exchange, Inc.	379	28
International Business Machines Corp.	1,162	162
Interpublic Group of Cos., Inc. (The)	418	10
Intuit, Inc.	327	67
Intuitive Surgical, Inc. (e)	142	68
Invesco Ltd.	341	9
Iron Mountain, Inc. CDI	78	3
Iron Mountain, Inc. REIT	422	15
JBG SMITH Properties REIT	65	2
Johnson & Johnson	3,345	406
Johnson Controls International PLC	350	12
JPMorgan Chase & Co.	5,789	603
Juniper Networks, Inc.	360	10
Kellogg Co.	425	30
KeyCorp	339	7
Keysight Technologies, Inc. (e)	126	7
Kimberly-Clark Corp.	1,135	120
Kimco Realty Corp. REIT	401	7
Kohl's Corp.	302	22
Kraft Heinz Co. (The)	95	6
Kroger Co. (The)	782	22
L Brands, Inc.	266	10
Laboratory Corp. of America Holdings (e)	173	31
Las Vegas Sands Corp.	162	12
Liberty Global PLC, Class A (e)	365	10
Liberty Global PLC Series C (e)	361	10
Liberty Latin America Ltd., Class A (e)	72	1
Liberty Latin America Ltd., Class C (e)	181	4
Liberty Property Trust REIT	357	16
Lockheed Martin Corp.	15	4
LogMeIn, Inc.	49	5
Lowe's Cos., Inc.	2,099	201
M&T Bank Corp.	202	34
Macerich Co. (The) REIT	363	21
Mallinckrodt PLC (e)	29	1
ManpowerGroup, Inc.	110	9
Marathon Oil Corp.	407	9
Marathon Petroleum Corp.	326	23
Marriott International, Inc., Class A	2	—	@
Mastercard, Inc., Class A	2,472	486
McDonald's Corp.	1,183	185
McKesson Corp.	302	40
Medtronic PLC	2,094	179
Merck & Co., Inc.	2,486	151
Microsoft Corp.	7,440	734
Mondelez International, Inc., Class A	1,087	45
Mosaic Co. (The)	29	1
Murphy Oil Corp.	339	11
Murphy USA, Inc. (e)	162	12
	Shares	Value (000)
Nasdaq, Inc.	188	$17
National Oilwell Varco, Inc.	418	18
NetApp, Inc.	404	32
NetScout Systems, Inc. (e)	3,532	105
New York Community Bancorp, Inc.	188	2
Newfield Exploration Co. (e)	348	11
Newmont Mining Corp.	8,046	303
News Corp., Class A	356	6
News Corp., Class B	310	5
NextEra Energy, Inc.	320	53
NIKE, Inc., Class B	4,068	324
Noble Corp., PLC (e)	254	2
Noble Energy, Inc.	310	11
Nordstrom, Inc.	137	7
Norfolk Southern Corp.	358	54
Northrop Grumman Corp.	20	6
NOW, Inc. (e)	188	3
nVent Electric PLC (e)	6	—	@
O'Reilly Automotive, Inc. (e)	242	66
Occidental Petroleum Corp.	1,116	93
Omnicom Group, Inc.	277	21
ONE Gas, Inc.	129	10
ONEOK, Inc.	331	23
Oracle Corp.	4,521	199
PACCAR, Inc.	22	1
PayPal Holdings, Inc. (e)	2,018	168
Pentair PLC	6	—	@
People's United Financial, Inc.	188	3
PepsiCo, Inc.	1,916	209
Perspecta, Inc.	83	2
Pfizer, Inc.	5,498	199
PG&E Corp.	358	15
Philip Morris International, Inc.	1,772	143
Phillips 66	1,014	114
Pioneer Natural Resources Co.	302	57
Pitney Bowes, Inc.	232	2
PNC Financial Services Group, Inc. (The)	673	91
PPL Corp.	389	11
Praxair, Inc.	29	5
Procter & Gamble Co. (The)	3,492	273
ProLogis, Inc. REIT	317	21
Public Service Enterprise Group, Inc.	389	21
Public Storage REIT	167	38
QUALCOMM, Inc.	3,196	179
Quality Care Properties, Inc. REIT (e)	72	2
Quest Diagnostics, Inc.	247	27
Range Resources Corp.	146	2
Rayonier Advanced Materials, Inc.	193	3
Rayonier, Inc. REIT	316	12
Raytheon Co.	22	4
Regions Financial Corp.	436	8
Republic Services, Inc.	418	29

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Robert Half International, Inc.	224	$15
Rockwell Automation, Inc.	9	2
Ross Stores, Inc.	320	27
Royal Caribbean Cruises Ltd.	2	—	@
S&P Global, Inc.	317	65
Sabra Health Care, Inc. REIT	118	3
salesforce.com, Inc. (e)	365	50
Schlumberger Ltd.	1,795	120
Sempra Energy	357	41
Simon Property Group, Inc. REIT	349	59
Southern Co. (The)	383	18
Southwestern Energy Co. (e)	444	2
Sprint Corp. (e)	1,118	6
Starbucks Corp.	2,543	124
State Street Corp.	357	33
Stericycle, Inc. (e)	249	16
Stryker Corp.	327	55
SunTrust Banks, Inc.	344	23
Symantec Corp.	408	8
Synchrony Financial	38,330	1,279
Sysco Corp.	387	26
T Rowe Price Group, Inc.	278	32
Tapestry, Inc.	346	16
Target Corp.	1,165	89
TE Connectivity Ltd.	186	17
TechnipFMC PLC	97	3
Texas Instruments, Inc.	3,511	387
Thermo Fisher Scientific, Inc.	306	63
TJX Cos., Inc. (The)	728	69
Twenty-First Century Fox, Inc., Class A	1,796	89
Twenty-First Century Fox, Inc., Class B	448	22
Union Pacific Corp.	2,087	296
United Parcel Service, Inc., Class B	2,107	224
United Technologies Corp.	3,612	452
UnitedHealth Group, Inc.	2,063	506
Urban Edge Properties REIT	74	2
US Bancorp	1,455	73
Valero Energy Corp.	400	44
Varex Imaging Corp. (e)	124	5
Varian Medical Systems, Inc. (e)	275	31
Ventas, Inc. REIT	253	14
Verisk Analytics, Inc. (e)	168	18
Verizon Communications, Inc.	8,341	420
VF Corp.	348	28
Viacom, Inc., Class B	292	9
Visa, Inc., Class A	3,291	436
Vornado Realty Trust REIT	131	10
Walgreens Boots Alliance, Inc.	368	22
Walmart, Inc.	3,666	314
Walt Disney Co. (The)	2,142	225
	Shares	Value (000)
Washington Prime Group, Inc. REIT	397	$3
Waste Management, Inc.	433	35
Weatherford International PLC (e)	488	2
WEC Energy Group, Inc.	220	14
Wells Fargo & Co.	4,251	236
Welltower, Inc. REIT	363	23
Western Digital Corp.	72	6
Western Union Co. (The)	88	2
Weyerhaeuser Co. REIT	718	26
Williams Cos., Inc. (The)	458	12
Worldpay, Inc., Class A (e)	225	18
WPX Energy, Inc. (e)	332	6
WW Grainger, Inc.	5	2
Wynn Resorts Ltd.	115	19
Xcel Energy, Inc.	295	14
Xerox Corp.	241	6
Xylem, Inc.	135	9
Yum! Brands, Inc.	313	25
Zimmer Biomet Holdings, Inc.	249	28
Zoetis, Inc.	1,410	120
		30,256
Total Common Stocks (Cost $35,739)		43,951
	No. of Rights
Rights (0.0%)
Italy (0.0%)
Intesa Sanpaolo SpA (e)	6,580	—	@
Spain (0.0%)
ACS Actividades de Construccion y Servicios SA (e)	189	—	@
Repsol SA (e)	846	1
		1
Total Rights (Cost $1)		1
	No. of Warrants
Warrant (0.0%)
France (0.0%)
CGG SA, expires 2/21/22 (e) (Cost $—)	5	—	@
	Shares
Investment Company (2.7%)
United States (2.7%)
SPDR S&P 500 ETF Trust (Cost $2,078)	11,613	3,150
Short-Term Investments (5.9%)
Investment Company (4.1%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note H) (Cost $4,889)	4,888,598	4,889

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Securities (1.8%)
U.S. Treasury Bills, 2.02%, 11/1/18 (h)(i)	$1,794	$1,782
2.03%, 11/1/18 (h)(i)	293	291
Total U.S. Treasury Securities (Cost $2,073)		2,073
Total Short-Term Investments (Cost $6,962)		6,962
Total Investments (99.6%) (Cost $109,405) (j)(k)		117,515
Other Assets in Excess of Liabilities (0.4%)		491
Net Assets (100.0%)		$118,006

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Security is subject to delayed delivery.

(b)  Floating or Variable rate securities: The rates disclosed are as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Consolidated Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Consolidated Portfolio of Investments.

(c)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2018.

(e)  Non-income producing security.

(f)  Security has been deemed illiquid at June 30, 2018.

(g)  At June 30, 2018, the Fund held fair valued securities valued at less than $500, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's Directors.

(h)  Rate shown is the yield to maturity at June 30, 2018.

(i)  All or a portion of the security was pledged to cover margin requirements for swap agreements.

(j)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.

(k)  At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $13,352,000 and the aggregate gross unrealized depreciation is approximately $6,236,000, resulting in net unrealized appreciation of approximately $7,116,000.

@  Value is less than $500.

ADR  American Depositary Receipt.

CDI  CHESS Depositary Interest.

CVA  Certificaten Van Aandelen.

ETF  Exchange Traded Fund.

LIBOR  London Interbank Offered Rate.

MTN  Medium Term Note.

OAT  Obligations Assimilables du Trésor (French Treasury Obligation).

OFZ  Obilgatsyi Federal'novo Zaima (Russian Federal Loan Obligation).

REIT  Real Estate Investment Trust.

SDR  Swedish Depositary Receipt.

SPDR  Standard & Poor's Depository Receipt.

TBA  To Be Announced.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2018:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia and New Zealand Banking Group	AUD	911		$704	7/12/18	$29
Australia and New Zealand Banking Group		$363	GBP	257	7/12/18	(24)
Bank of America NA	CHF	167		$170	9/20/18	(—	@)
Bank of America NA	CNH	2,207		$338	9/20/18	6
Bank of America NA	EUR	62		$75	7/12/18	3
Bank of America NA	EUR	291		$351	7/12/18	11
Bank of America NA	JPY	6,319		$57	7/12/18	—	@
Bank of America NA	JPY	2,709		$25	7/12/18	1
Bank of America NA	MXN	2,375		$121	7/12/18	2
Bank of America NA	MXN	9,789		$524	7/12/18	32
Bank of America NA	MXN	190		$9	7/12/18	(—	@)
Bank of America NA	NZD	290		$210	7/12/18	14
Bank of America NA	PLN	471		$132	7/12/18	7
Bank of America NA	PLN	919		$245	9/20/18	(—	@)
Bank of America NA	PLN	515		$145	7/12/18	8
Bank of America NA	PLN	1,226		$329	9/20/18	1
Bank of America NA	RUB	17,903		$291	7/12/18	6
Bank of America NA		$11	AUD	14	7/12/18	(—	@)

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA		$89	AUD	118	7/12/18	$(2)
Bank of America NA		$5	AUD	7	7/12/18	(— @)
Bank of America NA		$278	CAD	354	7/12/18	(8)
Bank of America NA		$60	CHF	58	7/12/18	(1)
Bank of America NA		$5	EUR	4	7/12/18	(— @)
Bank of America NA		$50	JPY	5,442	7/12/18	(1)
Bank of America NA		$57	JPY	6,319	7/3/18	(— @)
Bank of America NA		$158	PLN	531	7/12/18	(16)
Bank of Montreal	HUF	16,306		$58	9/20/18	— @
Bank of New York Mellon	CHF	1		$1	9/20/18	(— @)
Barclays Bank PLC	AUD	133		$98	9/20/18	(— @)
Barclays Bank PLC	EUR	1,006		$1,171	9/20/18	(11)
Barclays Bank PLC	GBP	171		$227	9/20/18	(— @)
Barclays Bank PLC	SGD	26		$19	9/20/18	— @
Barclays Bank PLC		$71	EUR	60	7/12/18	(1)
Barclays Bank PLC		$3,309	GBP	2,502	9/20/18	5
Barclays Bank PLC		$645	KRW	686,342	7/12/18	(29)
BNP Paribas SA	CAD	1,325		$1,000	9/20/18	(9)
BNP Paribas SA	CHF	5		$5	9/20/18	(— @)
BNP Paribas SA		$2	EUR	1	7/12/18	(— @)
BNP Paribas SA		$1,725	RUB	108,520	9/20/18	(11)
Citibank NA	AUD	213		$157	9/20/18	(1)
Citibank NA	CAD	196		$148	9/20/18	(1)
Citibank NA	CHF	9		$9	9/20/18	(— @)
Citibank NA	CLP	206,523		$325	9/20/18	9
Citibank NA	CZK	6,177		$306	9/20/18	27
Citibank NA	CZK	2,312		$104	9/20/18	(— @)
Citibank NA	CZK	2,339		$105	9/20/18	(— @)
Citibank NA	CZK	1,589		$77	9/20/18	6
Citibank NA	CZK	4,058		$198	9/20/18	15
Citibank NA	EUR	5,573		$6,918	9/20/18	371
Citibank NA	EUR	72		$85	9/20/18	— @
Citibank NA	EUR	124		$151	9/20/18	6
Citibank NA	EUR	750		$873	9/20/18	(8)
Citibank NA	ILS	197		$54	9/20/18	— @
Citibank NA	KRW	316,766		$293	9/20/18	8
Citibank NA	THB	7,770		$237	9/20/18	1
Citibank NA		$123	CHF	122	7/12/18	— @
Citibank NA		$151	CZK	3,161	9/20/18	(8)
Citibank NA		$170	CZK	3,735	9/20/18	(1)
Citibank NA		$6,908	CZK	142,087	9/20/18	(494)
Citibank NA		$168	EUR	135	9/20/18	(9)
Citibank NA		$201	EUR	161	9/20/18	(12)
Citibank NA		$305	EUR	254	7/12/18	(9)
Citibank NA		$227	EUR	181	9/20/18	(15)
Citibank NA		$847	GBP	640	9/20/18	1
Citibank NA		$121	HKD	945	9/20/18	— @
Citibank NA		$1,109	SEK	9,854	9/20/18	(2)
Citibank NA		$908	TRY	4,466	9/20/18	32
Commonwealth Bank of Australia	EUR	252		$294	9/20/18	(3)

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)			In Exchange For (000)			Delivery Date	Unrealized Appreciation (Depreciation) (000)
Commonwealth Bank of Australia	NZD	9			$6		9/20/18	$—	@
Commonwealth Bank of Australia		$204		GBP	154		9/20/18	—	@
Credit Suisse International	CHF	—	@		$—	@	9/20/18	(—	@)
Credit Suisse International	EUR	4			$5		9/20/18	(—	@)
Goldman Sachs International	AUD	2,081			$1,533		9/20/18	(7)
Goldman Sachs International	BRL	512			$129		5/16/19	—	@
Goldman Sachs International	BRL	1,372			$365		9/20/18	14
Goldman Sachs International	BRL	6,816			$1,763		5/16/19	56
Goldman Sachs International	BRL	6,220			$1,606		5/16/19	48
Goldman Sachs International	BRL	17,384			$4,503		5/16/19	149
Goldman Sachs International	CHF	22			$22		9/20/18	(—	@)
Goldman Sachs International	EUR	221			$260		9/20/18	—	@
Goldman Sachs International	EUR	262			$305		9/20/18	(3)
Goldman Sachs International	HKD	1,296			$165		9/20/18	(—	@)
Goldman Sachs International	HUF	60,350			$217		9/20/18	2
Goldman Sachs International	IDR	1,018,161			$72		9/20/18	2
Goldman Sachs International	IDR	3,546,625			$252		9/20/18	7
Goldman Sachs International	JPY	8,397			$77		9/20/18	1
Goldman Sachs International	PLN	480			$134		7/12/18	6
Goldman Sachs International	PLN	481			$136		7/12/18	7
Goldman Sachs International		$266		BRL	1,036		5/16/19	(7)
Goldman Sachs International		$1,778		EUR	1,432		7/12/18	(104)
Goldman Sachs International		$8		GBP	6		9/20/18	—	@
Goldman Sachs International		$27		HKD	214		9/20/18	—	@
Goldman Sachs International		$22		MXN	452		7/12/18	1
Goldman Sachs International	ZAR	4,746			$340		9/20/18	(2)
JPMorgan Chase Bank NA	AUD	674			$497		9/20/18	(2)
JPMorgan Chase Bank NA	CAD	24			$19		7/12/18	—	@
JPMorgan Chase Bank NA	CNH	475			$71		6/20/19	(—	@)
JPMorgan Chase Bank NA	CNH	29,895			$4,481		6/20/19	26
JPMorgan Chase Bank NA	EUR	218			$255		7/12/18	—	@
JPMorgan Chase Bank NA	INR	22,407			$327		9/19/18	2
JPMorgan Chase Bank NA	JPY	24,277			$220		9/20/18	(—	@)
JPMorgan Chase Bank NA	JPY	107,477			$985		9/20/18	9
JPMorgan Chase Bank NA	NZD	209			$146		7/12/18	4
JPMorgan Chase Bank NA	NZD	208			$145		7/12/18	4
JPMorgan Chase Bank NA	RUB	8,487			$133		7/12/18	(2)
JPMorgan Chase Bank NA	TWD	9,048			$304		9/20/18	6
JPMorgan Chase Bank NA		$28		EUR	24		7/12/18	—	@
JPMorgan Chase Bank NA		$197		EUR	169		7/12/18	(—	@)
JPMorgan Chase Bank NA		$20		EUR	17		7/12/18	—	@
JPMorgan Chase Bank NA		$125		EUR	107		9/20/18	—	@
JPMorgan Chase Bank NA		$223		HKD	1,750		9/20/18	—	@
JPMorgan Chase Bank NA		$124		JPY	13,500		7/12/18	(2)
JPMorgan Chase Bank NA		$927		JPY	99,028		7/12/18	(32)
JPMorgan Chase Bank NA		$75		JPY	8,197		9/20/18	(—	@)
JPMorgan Chase Bank NA		$1,326		MXN	27,713		9/20/18	52
JPMorgan Chase Bank NA		$153		ZAR	2,122		9/20/18	—	@
JPMorgan Chase Bank NA	ZAR	1,836			$132		9/20/18	(1)
Royal Bank of Canada	CAD	316			$250		7/12/18	10

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Royal Bank of Canada	EUR	22		$26	7/12/18	$—	@
Royal Bank of Canada		$53	DKK	320	7/12/18	(3)
Royal Bank of Canada		$3	GBP	2	7/12/18	(—	@)
Royal Bank of Canada		$9	MXN	190	7/12/18	—	@
Royal Bank of Canada		$163	SEK	1,358	7/12/18	(11)
State Street Bank and Trust Co.	AUD	930		$685	9/20/18	(3)
State Street Bank and Trust Co.		$103	GBP	78	9/20/18	—	@
State Street Bank and Trust Co.		$13	HKD	100	9/20/18	—	@
State Street Bank and Trust Co.		$133	IDR	1,848,216	7/12/18	(4)
State Street Bank and Trust Co.		$247	PLN	925	7/12/18	—	@
UBS AG	AUD	2,163		$1,594	9/20/18	(8)
UBS AG	CAD	113		$86	9/20/18	(—	@)
UBS AG	CAD	195		$147	9/20/18	(1)
UBS AG	DKK	652		$102	9/20/18	(1)
UBS AG	ILS	523		$144	9/20/18	1
UBS AG	JPY	10,696		$98	9/20/18	1
UBS AG	NOK	4,402		$538	9/20/18	(4)
UBS AG	PLN	445		$121	7/12/18	2
UBS AG		$110	CHF	110	7/12/18	1
UBS AG		$5	EUR	4	7/12/18	(—	@)
UBS AG		$7	GBP	6	7/12/18	(—	@)
UBS AG		$20	JPY	2,210	7/12/18	(—	@)
UBS AG		$9	MYR	34	7/12/18	(—	@)
UBS AG		$2	NOK	15	7/12/18	(—	@)
UBS AG		$476	NOK	3,702	7/12/18	(22)
UBS AG		$103	SGD	135	7/12/18	(4)
UBS AG		$82	THB	2,555	7/12/18	(5)
UBS AG		$85	TRY	404	9/20/18	(—	@)
UBS AG		$2,037	TRY	10,018	9/20/18	72
						$180

Futures Contracts:

The Fund had the following futures contracts open at June 30, 2018:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
CAC 40 Index (France)	1	Jul-18	—	@	$62	$(2)
DAX Index (Germany)	1	Sep-18	—	@	359	(15)
Euro Stoxx 50 (Germany)	127	Sep-18	1		5,029	(120)
FTSE MIB Index (Italy)	5	Sep-18	—	@	630	(12)
German Euro BOBL (Germany)	9	Sep-18	900		1,389	5
Hang Seng Index (Hong Kong)	3	Jul-18	—	@	549	(1)
IBEX 35 Index (Spain)	7	Jul-18	—	@	785	(18)
MSCI Emerging Market E Mini (United States)	1	Sep-18	—	@	53	(— @)
MSCI Singapore Free Index (Singapore)	12	Jul-18	1		322	3
NIKKEI 225 Index (United States)	8	Sep-18	4		803	(10)
S&P 500 E Mini Index (United States)	72	Sep-18	4		9,798	(182)
S&P TSE 60 Index (Canada)	7	Sep-18	1		1,026	9

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Futures Contracts: (cont'd)

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
SPI 200 Index (Australia)	6	Sep-18	— @	$683	$8
TOPIX Index (Japan)	13	Sep-18	130	2,032	(47)
U.S. Treasury 10 yr. Note (United States)	9	Sep-18	900	1,082	3
U.S. Treasury 10 yr. Ultra Long Bond (United States)	17	Sep-18	1,700	2,180	6
U.S. Treasury 2 yr. Note (United States)	17	Sep-18	3,400	3,601	2
U.S. Treasury Ultra Bond (United States)	7	Sep-18	700	1,117	21
Short:
Brent Crude Future (United Kingdom)	1	Jul-18	(1)	(79)	(3)
Copper Future (United States)	23	Sep-18	(575)	(1,706)	24
German Euro Bund (Germany)	15	Sep-18	(1,500)	(2,847)	(27)
Hang Seng China Enterprises Index (Hong Kong)	42	Jul-18	(2)	(2,909)	13
U.S. Treasury 5 yr. Note (United States)	27	Sep-18	(2,700)	(3,068)	(12)
					$(355)

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at June 30, 2018:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)		Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	3 Month KORIBOR	Pay	1.83%	Quarterly/Quarterly	6/14/27	KRW	510,000	$(13)	$—		$(13)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.32	Monthly/Monthly	10/21/19	MXN	33,045	(19)	—		(19)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.32	Monthly/Monthly	10/21/19		34,367	(20)	—		(20)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.32	Monthly/Monthly	10/21/19		32,928	(18)	—		(18)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.63	Monthly/Monthly	12/5/19		4,099	(2)	—		(2)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.63	Monthly/Monthly	12/5/19		34,399	(14)	—		(14)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.64	Monthly/Monthly	12/5/19		9,421	(4)	—		(4)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.04	Monthly/Monthly	12/19/19		54,025	(6)	—		(6)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.04	Monthly/Monthly	12/19/19		41,090	(4)	—		(4)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.06	Monthly/Monthly	12/20/19		45,381	(4)	—		(4)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.08	Monthly/Monthly	12/20/19		45,381	(4)	—		(4)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.07	Monthly/Monthly	12/25/19		45,382	(4)	—		(4)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.09	Monthly/Monthly	12/26/19		45,382	(3)	—		(3)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.10	Monthly/Monthly	12/26/19		45,381	(3)	—		(3)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.06	Monthly/Monthly	12/27/19		48,727	(4)	—		(4)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.71	Monthly/Monthly	4/23/20		15,634	(6)	—	@	(6)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.90	Monthly/Monthly	5/25/20		9,585	(2)	—	@	(2)
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	7.94	Monthly/Monthly	12/9/27		11,167	3	—		3
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	7.95	Monthly/Monthly	12/9/27		7,960	2	—		2
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.00	Monthly/Monthly	12/10/27		6,934	— @	—		— @
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.01	Monthly/Monthly	12/10/27		17,781	— @	—		— @
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.02	Monthly/Monthly	12/10/27		14,220	— @	—		— @
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	8.51	Quarterly/Quarterly	12/13/27	ZAR	38,577	50	—		50
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.12	Monthly/Monthly	12/15/27	MXN	14,219	(5)	—		(5)
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	8.37	Quarterly/Quarterly	12/15/27	ZAR	2,753	2	—		2
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.12	Monthly/Monthly	12/16/27	MXN	14,220	(7)	—		(7)
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.14	Monthly/Monthly	12/16/27		14,219	(6)	—		(6)
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.11	Monthly/Monthly	12/17/27		11,812	(4)	—		(4)
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	7.88	Quarterly/Quarterly	1/4/28	ZAR	10,985	(19)	—		(19)
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	7.83	Quarterly/Quarterly	1/19/28		17,918	(36)	—		(36)
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	7.81	Quarterly/Quarterly	1/24/28		8,330	(17)	—		(17)
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	7.71	Quarterly/Quarterly	4/26/28		3,083	(8)	—		(8)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	3.02	Semi-Annual/Quarterly	6/22/28		$700	(4)	—		(4)
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	8.34	Quarterly/Quarterly	6/27/28	ZAR	7,681	2	—		2
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	3.04	Semi-Annual/Quarterly	6/22/48		590	(8)	—		(8)
								$(185)	$—	@	$(185)

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at June 30, 2018:

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	Barclays Canada Banks Index††	Pay	3 Month CDOR plus 0.00%	Quarterly	5/8/19	CAD	796	$(3)	$—	$(3)
Barclays Bank PLC	Barclays Canada Banks Index††	Pay	3 Month CDOR plus 0.00%	Quarterly	5/8/19		949	3	—	3
Barclays Bank PLC	Barclays Canada Banks Index††	Pay	3 Month CDOR plus 0.00%	Quarterly	5/8/19		965	6	—	6
Barclays Bank PLC	Barclays Canada Banks Index††	Pay	3 Month CDOR plus 0.00%	Quarterly	5/8/19		796	(5)	—	(5)
Barclays Bank PLC	Barclays Custom Short Elevators Index††	Pay	3 Month USD LIBOR plus 0.25%	Quarterly	3/6/19		$248	(1)	—	(1)
BNP Paribas SA	Barclays Elevators Index††	Pay	3 Month USD LIBOR plus 0.03%	Quarterly	5/1/19		550	15	—	15
BNP Paribas SA	Barclays Elevators Index††	Pay	3 Month USD LIBOR plus 0.03%	Quarterly	5/1/19		550	13	—	13
BNP Paribas SA	Barclays Elevators Index††	Pay	3 Month USD LIBOR plus 0.03%	Quarterly	5/1/19		500	(5)	—	(5)
BNP Paribas SA	BNP Custom Short U.S. Machinery Index††	Pay	3 Month USD LIBOR plus 0.25%	Quarterly	11/21/18		157	12	—	12
BNP Paribas SA	BNP Custom Short U.S. Machinery Index††	Pay	3 Month USD LIBOR plus 0.25%	Quarterly	11/21/18		292	22	—	22
BNP Paribas SA	MSCI Emerging Market Index	Receive	3 Month USD LIBOR plus 0.62%	Quarterly	1/24/19		8,777	(837)	—	(837)
BNP Paribas SA	MSCI U.S. Banks Gross Total Return Index	Pay	3 Month USD LIBOR plus 0.14%	Quarterly	6/14/19		2,050	54	—	54
BNP Paribas SA	MSCI U.S. Banks Gross Total Return Index	Pay	3 Month USD LIBOR plus 0.14%	Quarterly	6/14/19		2,060	80	—	80
Goldman Sachs International	GS Custom Short Non-U.S. Machinery Index††	Pay	3 Month USD LIBOR plus 0.13%	Quarterly	11/23/18		692	66	—	66
JPMorgan Chase Bank NA	Alerian MLP Total Return Index	Receive	3 Month USD LIBOR plus 0.48%	Quarterly	5/30/19		524	(— @)	—	(— @)
JPMorgan Chase Bank NA	JPM Custom China Tier 2 Banks Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	3/15/19		741	70	—	70
JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.55%	Quarterly	11/20/18		150	4	—	4
JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.55%	Quarterly	11/20/18		685	18	—	18
JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.55%	Quarterly	11/20/18		868	23	—	23
JPMorgan Chase Bank NA	JPM Custom Short U.S. Cyclicals Index††	Pay	3 Month USD LIBOR plus 0.40%	Quarterly	11/20/18		839	8	—	8
JPMorgan Chase Bank NA	JPM Custom Short U.S. Cyclicals Index††	Pay	3 Month USD LIBOR plus 0.40%	Quarterly	11/20/18		136	1	—	1
JPMorgan Chase Bank NA	JPM Custom Short U.S. Cyclicals Index††	Pay	3 Month USD LIBOR plus 0.40%	Quarterly	11/20/18		707	6	—	6
JPMorgan Chase Bank NA	JPM Defense Contractors Index ††	Pay	3 Month USD LIBOR plus 0.11%	Quarterly	6/17/19		655	43	—	43
JPMorgan Chase Bank NA	MSCI Japan Net Total Return Index	Receive	3 Month USD LIBOR plus 0.25%	Quarterly	2/8/19		6,014	(227)	—	(227)
								$(634)	$—	$(634)

†† See tables below for details of the equity basket holdings underlying the swap.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

The following table represents the equity basket holdings underlying the total return swap with Barclays Canada Banks Index as of June 30, 2018:

Security Description	Shares	Value (000)	Index Weight
Barclays Canada Banks Index
Bank of Montreal	649	$50	12.89%
Bank of Nova Scotia (The)	1,199	68	17.45
Canadian Imperial Bank of Commerce	436	38	9.75
National Bank of Canada	340	16	4.20
Royal Bank of Canada	1,458	110	28.21
Toronto-Dominion Bank (Th)	1,849	107	27.50
Total		$389	100.00%

The following table represents the equity basket holdings underlying the total return swap with Barclays Custom Short Elevators Index as of June 30, 2018:

Security Description	Shares	Value (000)	Index Weight
Barclays Custom Short Elevators Index
Fujitec Co., Ltd.	27,700	$341	2.23%
Kone Oyj	157,078	8,008	52.22
Schindler Holding AG	31,545	6,792	44.30
Yungtay Engineering Co., Ltd.	121,000	192	1.25
Total		$15,333	100.00%

The following table represents the equity basket holdings underlying the total return swap with Barclays Elevators Index as of June 30, 2018:

Security Description	Shares	Value (000)	Index Weight
Barclays Elevators Index
Brunello Cucinelli SpA	94	$4	0.42%
Burberry Group PLC	1,174	33	3.39
Christian Dior SE	65	27	2.73
Cie Financiere Richemont SA	1,578	134	13.54
Hermes International	87	53	5.40
HUGO BOSS AG	194	18	1.78
Kering SA	347	196	19.86
LVMH Moet Hennessy Louis Vuitton SE	1,046	348	35.27
Moncler SpA	700	32	3.23
Puma SE	29	17	1.71
Salvatore Ferragamo SpA	465	11	1.15
Swatch Group AG (The)	151	72	7.25
Tapestry, Inc.	782	37	3.70
Tod's SpA	91	6	0.57
Total		$988	100.00%
The following table represents the equity basket holdings underlying the total return swap with BNP Custom Short U.S. Machinery Index as of June 30, 2018:

Security Description	Shares	Value (000)	Index Weight
BNP Custom Short U.S. Machinery Index
AGCO Corp.	3,061	$186	1.56%
Apergy Corp.	2,987	125	1.04
Caterpillar, Inc.	22,821	3,096	25.91
Cummins, Inc.	6,140	817	6.83
Deere & Co.	12,450	1,740	14.57
Dover Corp.	5,975	437	3.66
Flowserve Corp.	5,050	204	1.71
Illinois Tool Works, Inc.	13,111	1,816	15.20
Ingersoll-Rand PLC	9,543	856	7.17
nVent Electric PLC	6,986	175	1.47
PACCAR, Inc.	13,155	815	6.82
Parker-Hannifin Corp.	5,113	797	6.67
Pentair PLC	6,986	294	2.46
SPX Corp.	1,626	57	0.48
SPX FLOW, Inc.	1,599	70	0.59
Xylem, Inc.	6,850	462	3.86
Total		$11,947	100.00%

The following table represents the equity basket holdings underlying the total return swap with GS Custom Short Non-U.S. Machinery Index as of June 30, 2018:

Security Description	Shares	Value (000)	Index Weight
GS Custom Short Non-U.S. Machinery Index
Alfa Laval AB	915	$22	2.38%
Atlas Copco AB	2,617	76	8.34
CNH Industrial N.V.	3,009	32	3.50
CRRC Corp Ltd.	103,323	80	8.77
Doosan Infracore Co., Ltd.	447	4	0.42
Epiroc AB	2,617	27	3.00
GEA Group AG	423	14	1.56
Hino Motors Ltd.	1,266	14	1.48
Hitachi Construction Machinery Co., Ltd.	470	15	1.67
Hiwin Technologies Corp.	608	7	0.79
Hyundai Heavy Industries Co., Ltd.	146	13	1.46
Hyundai Mipo Dockyard Co., Ltd.	44	3	0.37
IMI PLC	602	9	0.98
JTEKT Corp.	753	10	1.12
Kawasaki Heavy Industries Ltd.	365	11	1.18
Komatsu Ltd.	2,129	61	6.66
Kone Oyj	1,156	59	6.45
Kubota Corp.	2,719	43	4.68
MAN SE	323	37	4.00
Melrose Industries PLC	4,303	12	1.32
Metso Oyj	332	11	1.22
NGK Insulators Ltd.	719	13	1.40
Samsung Heavy Industries Co., Ltd.	1,298	8	0.91
Sandvik AB	2,767	49	5.38

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Index Weight
GS Custom Short Non-U.S. Machinery Index (cont'd)
Schindler Holding AG	233	$50	5.48%
SMC Corp.	148	54	5.94
Sulzer AG	104	13	1.39
Sumitomo Heavy Industries Ltd.	271	9	1.00
Volvo AB	4,695	75	8.22
Wartsila Oyj Abp	1,307	26	2.81
Weichai Power Co., Ltd.	19,266	27	2.91
Weir Group PLC (The)	496	13	1.43
Yangzijiang Shipbuilding Holdings Ltd.	8,648	6	0.63
Zoomlion Co., Ltd.	24,564	10	1.15
Total		$913	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom China Tier 2 Banks Index as of June 30, 2018:

Security Description	Shares	Value (000)	Index Weight
JPM Custom China Tier 2 Banks Index
Bank of Communications Co., Ltd.	230,551	$177	13.18%
China CITIC Bank Corp., Ltd.	743,160	465	34.71
China Everbright Bank Co., Ltd.	57,105	25	1.83
China Merchants Bank Co., Ltd.	131,691	486	36.26
China Minsheng Banking Corp., Ltd.	198,298	142	10.58
Chongqing Rural Commercial Bank Co., Ltd.	77,532	46	3.44
Total		$1,341	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom Long U.S. Defensives Index as of June 30, 2018:

Security Description	Shares	Value (000)	Index Weight
JPM Custom Long U.S. Defensives Index
Abbott Laboratories	1,407	$86	0.87%
AbbVie, Inc.	1,291	120	1.22
AES Corp.	2,315	31	0.31
Aetna, Inc.	269	49	0.50
Agilent Technologies, Inc.	260	16	0.16
Alexion Pharmaceuticals, Inc.	181	22	0.23
Align Technology, Inc.	58	20	0.20
Allergan PLC	271	45	0.46
Alliant Energy Corp.	810	34	0.35
Altria Group, Inc.	2,694	153	1.55
Ameren Corp.	851	52	0.53
American Electric Power Co., Inc.	1,724	119	1.21
American Water Works Co., Inc.	625	53	0.54
AmerisourceBergen Corp.	131	11	0.11
Amgen, Inc.	591	109	1.10
Anthem, Inc.	213	51	0.51
Archer-Daniels-Midland Co.	790	36	0.37
AT&T, Inc.	38,194	1,226	12.42
Baxter International, Inc.	406	30	0.30
Security Description	Shares	Value (000)	Index Weight
JPM Custom Long U.S. Defensives Index (cont'd)
Becton Dickinson and Co.	214	$51	0.52%
Biogen, Inc.	171	50	0.50
Boston Scientific Corp.	1,111	36	0.37
Bristol-Myers Squibb Co.	1,328	73	0.75
Brown-Forman Corp.	344	17	0.17
Campbell Soup Co.	272	11	0.11
Cardinal Health, Inc.	256	13	0.13
Celgene Corp.	634	50	0.51
Centene Corp.	140	17	0.18
CenterPoint Energy, Inc.	1,511	42	0.42
CenturyLink, Inc.	6,044	113	1.14
Cerner Corp.	255	15	0.16
Church & Dwight Co., Inc.	350	19	0.19
Cigna Corp.	204	35	0.35
Clorox Co. (The)	181	24	0.25
CMS Energy Corp.	989	47	0.47
Coca-Cola Co. (The)	5,391	236	2.40
Colgate-Palmolive Co.	1,237	80	0.81
Conagra Brands, Inc.	584	21	0.21
Consolidated Edison, Inc.	1,086	85	0.86
Constellation Brands, Inc.	241	53	0.53
Cooper Cos., Inc. (The)	40	9	0.10
Costco Wholesale Corp.	616	129	1.30
Coty, Inc.	662	9	0.09
CVS Health Corp.	1,428	92	0.93
Danaher Corp.	495	49	0.50
DaVita, Inc.	124	9	0.09
DENTSPLY SIRONA, Inc.	186	8	0.08
Dominion Energy, Inc.	2,253	154	1.56
DTE Energy Co.	629	65	0.66
Duke Energy Corp.	2,454	194	1.97
Edison International	1,142	72	0.73
Edwards Lifesciences Corp.	171	25	0.25
Eli Lilly & Co.	785	67	0.68
Entergy Corp.	629	51	0.52
Envision Healthcare Corp.	98	4	0.04
Estee Lauder Cos., Inc. (The)	314	45	0.45
Eversource Energy	1,111	65	0.66
Exelon Corp.	3,366	143	1.45
Express Scripts Holding Co.	468	36	0.37
FirstEnergy Corp.	1,558	56	0.57
General Mills, Inc.	810	36	0.36
Gilead Sciences, Inc.	1,058	75	0.76
HCA Healthcare, Inc.	234	24	0.24
Henry Schein, Inc.	129	9	0.09
Hershey Co. (The)	198	18	0.19
Hologic, Inc.	227	9	0.09
Hormel Foods Corp.	379	14	0.14
Humana, Inc.	117	35	0.35
IDEXX Laboratories, Inc.	71	15	0.16
Illumina, Inc.	118	33	0.33

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Index Weight
JPM Custom Long U.S. Defensives Index (cont'd)
Incyte Corp.	138	$9	0.09%
Intuitive Surgical, Inc.	91	44	0.44
IQVIA Holdings, Inc.	123	12	0.12
JM Smucker Co. (The)	160	17	0.17
Johnson & Johnson	2,174	264	2.67
Kellogg Co.	349	24	0.25
Keurig Dr. Pepper, Inc.	255	31	0.32
Kimberly-Clark Corp.	496	52	0.53
Kraft Heinz Co. (The)	838	53	0.53
Kroger Co. (The)	1,260	36	0.36
Laboratory Corp. of America Holdings	82	15	0.15
McCormick & Co., Inc.	167	19	0.20
McKesson Corp.	170	23	0.23
Medtronic PLC	1,097	94	0.95
Merck & Co., Inc.	2,215	134	1.36
Mettler-Toledo International, Inc.	21	12	0.12
Molson Coors Brewing Co.	259	18	0.18
Mondelez International, Inc.	2,117	87	0.88
Monster Beverage Corp.	582	33	0.34
Mylan N.V.	434	16	0.16
NextEra Energy, Inc.	1,641	274	2.78
NiSource, Inc.	1,143	30	0.30
NRG Energy, Inc.	1,054	32	0.33
Patterson Cos., Inc.	67	2	0.02
PepsiCo, Inc.	2,006	218	2.21
PerkinElmer, Inc.	89	7	0.07
Perrigo Co., PLC	107	8	0.08
Pfizer, Inc.	4,834	175	1.78
PG&E Corp.	1,798	77	0.78
Philip Morris International, Inc.	2,181	176	1.78
Pinnacle West Capital Corp.	391	31	0.32
PPL Corp.	2,395	68	0.69
Procter & Gamble Co. (The)	3,581	280	2.83
Public Service Enterprise Group, Inc.	1,774	96	0.97
Quest Diagnostics, Inc.	110	12	0.12
Regeneron Pharmaceuticals, Inc.	62	21	0.22
ResMed, Inc.	115	12	0.12
SCANA Corp.	501	19	0.20
Sempra Energy	880	102	1.03
Southern Co. (The)	3,504	162	1.64
Stryker Corp.	261	44	0.45
Sysco Corp.	682	47	0.47
Thermo Fisher Scientific, Inc.	324	67	0.68
Tyson Foods, Inc.	406	28	0.28
UnitedHealth Group, Inc.	783	192	1.95
Universal Health Services, Inc.	72	8	0.08
Varian Medical Systems, Inc.	74	8	0.09
Verizon Communications, Inc.	25,376	1,277	12.93
Vertex Pharmaceuticals, Inc.	204	35	0.35
Walgreens Boots Alliance, Inc.	1,219	73	0.74
Walmart, Inc.	2,056	176	1.78
Security Description	Shares	Value (000)	Index Weight
JPM Custom Long U.S. Defensives Index (cont'd)
Waters Corp.	65	$13	0.13%
WEC Energy Group, Inc.	1,106	72	0.72
Xcel Energy, Inc.	1,780	81	0.82
Zimmer Biomet Holdings, Inc.	164	18	0.19
Zoetis, Inc.	398	34	0.34
Total		$9,869	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom Short U.S. Cyclicals Index as of June 30, 2018:

Security Description	Shares	Value (000)	Index Weight
JPM Custom Short U.S. Cyclicals Index
3M Co.	696	$137	1.30%
Accenture PLC	286	47	0.44
Activision Blizzard, Inc.	350	27	0.25
Acuity Brands, Inc.	49	6	0.05
Adobe Systems, Inc.	229	56	0.53
Advance Auto Parts, Inc.	72	10	0.09
Advanced Micro Devices, Inc.	373	6	0.05
Air Products & Chemicals, Inc.	897	140	1.32
Akamai Technologies, Inc.	79	6	0.05
Alaska Air Group, Inc.	144	9	0.08
Albemarle Corp.	455	43	0.41
Allegion PLC	111	9	0.08
Alliance Data Systems Corp.	22	5	0.05
Alphabet, Inc.	140	156	1.48
Alphabet, Inc.	138	156	1.47
Amazon.com, Inc.	390	663	6.27
American Airlines Group, Inc.	506	19	0.18
AMETEK, Inc.	269	19	0.18
Amphenol Corp.	141	12	0.12
Analog Devices, Inc.	170	16	0.15
ANSYS, Inc.	39	7	0.06
AO Smith Corp.	171	10	0.10
Apergy Corp.	91	4	0.04
Apple, Inc.	2,392	443	4.19
Applied Materials, Inc.	494	23	0.22
Aptiv PLC	261	24	0.23
Arconic, Inc.	493	8	0.08
Autodesk, Inc.	102	13	0.13
Automatic Data Processing, Inc.	206	28	0.26
AutoZone, Inc.	27	18	0.17
Avery Dennison Corp.	364	37	0.35
Ball Corp.	1,448	51	0.49
Best Buy Co., Inc.	260	19	0.18
Boeing Co. (The)	648	217	2.06
Booking Holdings, Inc.	48	97	0.92
BorgWarner, Inc.	194	8	0.08
Broadcom, Inc.	188	46	0.43
CA, Inc.	146	5	0.05

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Index Weight
JPM Custom Short U.S. Cyclicals Index (cont'd)
Cadence Design Systems, Inc.	130	$6	0.05%
CarMax, Inc.	179	13	0.12
Carnival Corp.	399	23	0.22
Caterpillar, Inc.	690	94	0.89
CBS Corp.	356	20	0.19
CF Industries Holdings, Inc.	960	43	0.40
CH Robinson Worldwide, Inc.	164	14	0.13
Charter Communications, Inc.	197	58	0.55
Chipotle Mexican Grill, Inc.	25	11	0.10
Cintas Corp.	100	19	0.18
Cisco Systems, Inc.	2,316	100	0.94
Citrix Systems, Inc.	67	7	0.07
Cognizant Technology Solutions Corp.	274	22	0.21
Comcast Corp.	4,605	151	1.43
Corning, Inc.	418	11	0.11
CSX Corp.	1,066	68	0.64
Cummins, Inc.	184	24	0.23
Darden Restaurants, Inc.	123	13	0.13
Deere & Co.	373	52	0.49
Delphi Technologies PLC	87	4	0.04
Delta Air Lines, Inc.	777	38	0.36
Discovery, Inc.	199	5	0.05
Discovery, Inc.	151	4	0.04
DISH Network Corp.	223	7	0.07
Dollar General Corp.	255	25	0.24
Dollar Tree, Inc.	232	20	0.19
Dover Corp.	182	13	0.13
DowDuPont, Inc.	9,605	633	5.99
DR Horton, Inc.	333	14	0.13
DXC Technology Co.	132	11	0.10
Eastman Chemical Co.	596	60	0.56
Eaton Corp PLC	519	39	0.37
eBay, Inc.	461	17	0.16
Ecolab, Inc.	1,072	150	1.42
Electronic Arts, Inc.	143	20	0.19
Emerson Electric Co.	747	52	0.49
Equifax, Inc.	140	18	0.17
Expedia Group, Inc.	120	14	0.14
Expeditors International of Washington I	211	15	0.15
F5 Networks, Inc.	29	5	0.05
Facebook, Inc.	1,098	213	2.02
Fastenal Co.	336	16	0.15
FedEx Corp.	288	65	0.62
Fidelity National Information Services I	154	16	0.16
Fiserv, Inc.	194	14	0.14
FLIR Systems, Inc.	64	3	0.03
Flowserve Corp.	152	6	0.06
Fluor Corp.	163	8	0.08
FMC Corp.	552	49	0.47
Foot Locker, Inc.	121	6	0.06
Ford Motor Co.	3,829	42	0.40
Security Description	Shares	Value (000)		Index Weight
JPM Custom Short U.S. Cyclicals Index (cont'd)
Fortive Corp.	356	$27		0.26%
Fortune Brands Home & Security, Inc.	180	10		0.09
Freeport-McMoRan, Inc.	5,539	96		0.91
Gap, Inc. (The)	215	7		0.07
Garmin Ltd.	109	7		0.06
Gartner, Inc.	42	6		0.05
General Dynamics Corp.	325	61		0.57
General Electric Co.	10,102	137		1.30
General Motors Co.	1,284	51		0.48
Genuine Parts Co.	144	13		0.13
Global Payments, Inc.	71	8		0.07
Goodyear Tire & Rubber Co. (The)	246	6		0.05
H&R Block, Inc.	205	5		0.04
Hanesbrands, Inc.	357	8		0.07
Harley-Davidson, Inc.	167	7		0.07
Harris Corp.	55	8		0.08
Hasbro, Inc.	111	10		0.10
Hewlett Packard Enterprise Co.	761	11		0.11
Hilton Worldwide Holdings, Inc.	200	16		0.15
Home Depot, Inc. (The)	1,154	225		2.13
Honeywell International, Inc.	889	128		1.21
HP, Inc.	774	18		0.17
IHS Markit Ltd.	424	22		0.21
Illinois Tool Works, Inc.	361	50		0.47
Ingersoll-Rand PLC	296	27		0.25
Intel Corp.	2,176	108		1.02
International Business Machines Corp.	401	56		0.53
International Flavors & Fragrances, Inc.	325	40		0.38
International Paper Co.	1,700	89		0.84
Interpublic Group of Cos., Inc. (The)	385	9		0.09
Intuit, Inc.	113	23		0.22
Jacobs Engineering Group, Inc.	140	9		0.08
JB Hunt Transport Services, Inc.	100	12		0.12
Johnson Controls International PLC	1,088	36		0.34
Juniper Networks, Inc.	176	5		0.05
Kansas City Southern	123	13		0.12
KLA-Tencor Corp.	73	7		0.07
Kohl's Corp.	165	12		0.11
L Brands, Inc.	244	9		0.09
L3 Technologies, Inc.	91	18		0.17
Lam Research Corp.	75	13		0.12
Leggett & Platt, Inc.	130	6		0.05
Lennar Corp.	199	10		0.10
Lennar Corp.	4	—	@	—	@@
LKQ Corp.	302	10		0.09
Lockheed Martin Corp.	292	86		0.82
Lowe's Cos., Inc.	827	79		0.75
LyondellBasell Industries N.V.	1,336	147		1.39
Macy's, Inc.	298	11		0.11
Marriott International, Inc.	306	39		0.37
Martin Marietta Materials, Inc.	259	58		0.55

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Index Weight
JPM Custom Short U.S. Cyclicals Index (cont'd)
Masco Corp.	372	$14	0.13%
Mastercard, Inc.	432	85	0.80
Mattel, Inc.	336	6	0.05
McDonald's Corp.	793	124	1.18
MGM Resorts International	507	15	0.14
Michael Kors Holdings Ltd.	148	10	0.09
Microchip Technology, Inc.	108	10	0.09
Micron Technology, Inc.	516	27	0.26
Microsoft Corp.	3,567	352	3.33
Mohawk Industries, Inc.	62	13	0.13
Mosaic Co. (The)	1,445	41	0.38
Motorola Solutions, Inc.	75	9	0.08
NetApp, Inc.	125	10	0.09
Netflix, Inc.	423	166	1.57
Newell Brands, Inc.	480	12	0.12
Newmont Mining Corp.	2,195	83	0.78
News Corp.	374	6	0.05
News Corp.	119	2	0.02
Nielsen Holdings PLC	392	12	0.11
NIKE, Inc.	1,286	102	0.97
Nordstrom, Inc.	114	6	0.06
Norfolk Southern Corp.	336	51	0.48
Northrop Grumman Corp.	203	62	0.59
Norwegian Cruise Line Holdings Ltd.	174	8	0.08
Nucor Corp.	1,315	82	0.78
nVent Electric PLC	193	5	0.05
NVIDIA Corp.	278	66	0.62
Omnicom Group, Inc.	226	17	0.16
Oracle Corp.	1,399	62	0.58
O'Reilly Automotive, Inc.	86	24	0.22
PACCAR, Inc.	410	25	0.24
Packaging Corp of America	388	43	0.41
Parker-Hannifin Corp.	155	24	0.23
Paychex, Inc.	148	10	0.10
PayPal Holdings, Inc.	523	44	0.41
Pentair PLC	193	8	0.08
Perspecta, Inc.	66	1	0.01
PPG Industries, Inc.	1,056	110	1.04
PulteGroup, Inc.	272	8	0.07
PVH Corp.	76	11	0.11
Qorvo, Inc.	59	5	0.04
QUALCOMM, Inc.	684	38	0.36
Quanta Services, Inc.	176	6	0.06
Ralph Lauren Corp.	54	7	0.06
Raytheon Co.	339	65	0.62
Red Hat, Inc.	82	11	0.10
Republic Services, Inc.	267	18	0.17
Robert Half International, Inc.	147	10	0.09
Rockwell Automation, Inc.	150	25	0.24
Roper Technologies, Inc.	119	33	0.31
Ross Stores, Inc.	381	32	0.31
Security Description	Shares	Value (000)	Index Weight
JPM Custom Short U.S. Cyclicals Index (cont'd)
Royal Caribbean Cruises Ltd.	168	$17	0.16%
salesforce.com, Inc.	316	43	0.41
Seagate Technology PLC	133	8	0.07
Sealed Air Corp.	782	33	0.31
Sherwin-Williams Co. (The)	338	138	1.30
Signet Jewelers Ltd.	59	3	0.03
Skyworks Solutions, Inc.	85	8	0.08
Snap-on, Inc.	67	11	0.10
Southwest Airlines Co.	642	33	0.31
Stanley Black & Decker, Inc.	179	24	0.22
Starbucks Corp.	1,414	69	0.65
Stericycle, Inc.	100	7	0.06
Symantec Corp.	285	6	0.06
Synopsys, Inc.	70	6	0.06
Tapestry, Inc.	277	13	0.12
Target Corp.	535	41	0.39
TE Connectivity Ltd.	164	15	0.14
Texas Instruments, Inc.	459	51	0.48
Textron, Inc.	309	20	0.19
Tiffany & Co.	100	13	0.12
TJX Cos., Inc. (The)	623	59	0.56
Total System Services, Inc.	78	7	0.06
Tractor Supply Co.	124	9	0.09
TransDigm Group, Inc.	56	19	0.18
TripAdvisor, Inc.	106	6	0.06
Twenty-First Century Fox, Inc.	1,030	51	0.48
Twenty-First Century Fox, Inc.	430	21	0.20
Ulta Beauty, Inc.	57	13	0.13
Under Armour, Inc.	181	4	0.04
Under Armour, Inc.	182	4	0.04
Union Pacific Corp.	934	132	1.25
United Continental Holdings, Inc.	302	21	0.20
United Parcel Service, Inc.	804	85	0.81
United Rentals, Inc.	99	15	0.14
United Technologies Corp.	867	108	1.03
VeriSign, Inc.	40	5	0.05
Verisk Analytics, Inc.	181	19	0.18
VF Corp.	320	26	0.25
Viacom, Inc.	345	10	0.10
Visa, Inc.	847	112	1.06
Vulcan Materials Co.	545	70	0.67
Walt Disney Co. (The)	1,511	158	1.50
Waste Management, Inc.	472	38	0.36
Western Digital Corp.	137	11	0.10
Western Union Co. (The)	215	4	0.04
WestRock Co.	1,046	60	0.56
Whirlpool Corp.	71	10	0.10
WW Grainger, Inc.	61	19	0.18
Wyndham Destinations, Inc.	101	4	0.04
Wyndham Hotels & Resorts, Inc.	101	6	0.06
Wynn Resorts Ltd.	78	13	0.12

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Index Weight
JPM Custom Short U.S. Cyclicals Index (cont'd)
Xerox Corp.	99	$2	0.02%
Xilinx, Inc.	115	8	0.07
Xylem, Inc.	210	14	0.13
Yum! Brands, Inc.	338	26	0.25
Total		$10,564	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Defense Contractors Index as of June 30, 2018:

Security Description	Shares	Value (000)	Index Weight
JPM Defense Contractors Index
General Dynamics Corp.	10,111	$1,885	20.08%
Harris Corp.	4,030	582	6.20
Huntington Ingalls Industries, Inc.	1,519	329	3.51
Lockheed Martin Corp.	9,713	2,869	30.57
Northrop Grumman Corp.	5,936	1,826	19.46
Raytheon Co.	9,806	1,894	20.18
Total		$9,385	100.00%

@    Value is less than $500.

@@  Index weight is less than 0.005%.

*    Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

CDOR  Canadian Dealer Offered Rate.

JIBAR    Johannesburg Interbank Agreed Rate.

KORIBOR  Korea Interbank Offered Rate.

LIBOR  London Interbank Offered Rate.

TIIE    Interbank Equilibrium Interest Rate.

AUD  — Australian Dollar

BRL  — Brazilian Real

CAD  — Canadian Dollar

CHF  — Swiss Franc

CLP  — Chilean Peso

CNH  — Chinese Yuan Renminbi Offshore

CZK  — Czech Koruna

DKK  — Danish Krone

EUR  — Euro

GBP  — British Pound

HKD  — Hong Kong Dollar

HUF  — Hungarian Forint

IDR  — Indonesian Rupiah

ILS  — Israeli Shekel

INR  — Indian Rupee

JPY  — Japanese Yen

KRW  — South Korean Won

MXN  — Mexican Peso

MYR  — Malaysian Ringgit

NOK  — Norwegian Krone

NZD  — New Zealand Dollar

PLN  — Polish Zloty

RUB  — Russian Ruble

SEK  — Swedish Krona

SGD  — Singapore Dollar

THB  — Thai Baht

TRY  — Turkish Lira

TWD  — Taiwan Dollar

USD  — United States Dollar

ZAR  — South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Fixed Income Securities	54.0%
Common Stocks	37.4
Short-Term Investments	5.9
Other**	2.7
Total Investments	100.0	%***

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open long/short futures contracts with a value of approximately $42,109,000 and net unrealized depreciation of approximately $355,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $180,000 and does not include open swap agreements with net unrealized depreciation of approximately $819,000.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Global Strategist Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2018 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $104,516)	$112,626
Investment in Security of Affiliated Issuer, at Value (Cost $4,889)	4,889
Total Investments in Securities, at Value (Cost $109,405)	117,515
Foreign Currency, at Value (Cost $205)	198
Cash	1
Receivable for Variation Margin on Futures Contracts	1,725
Receivable for Investments Sold	1,510
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	1,084
Interest Receivable	961
Unrealized Appreciation on Swap Agreements	444
Tax Reclaim Receivable	132
Dividends Receivable	64
Receivable for Variation Margin on Swap Agreements	45
Receivable from Affiliate	10
Receivable for Swap Agreements Termination	7
Receivable for Fund Shares Sold	— @
Other Assets	23
Total Assets	123,719
Liabilities:
Payable for Investments Purchased	3,295
Unrealized Depreciation on Swap Agreements	1,091
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	904
Due to Broker	90
Payable for Advisory Fees	74
Payable for Professional Fees	70
Payable for Fund Shares Redeemed	49
Payable for Servicing Fees	37
Deferred Capital Gain Country Tax	31
Payable for Custodian Fees	18
Payable for Administration Fees	8
Payable for Transfer Agency Fees	3
Payable for Directors' Fees and Expenses	2
Payable for Distribution Fees — Class II Shares	2
Other Liabilities	39
Total Liabilities	5,713
NET ASSETS	$118,006
Net Assets Consist of:
Paid-in-Capital	$97,155
Accumulated Undistributed Net Investment Income	2,529
Accumulated Undistributed Net Realized Gain	11,254
Unrealized Appreciation (Depreciation) on:
Investments (Net of $31 of Deferred Capital Gain Country Tax)	8,079
Futures Contracts	(355)
Swap Agreements	(819)
Foreign Currency Forward Exchange Contracts	180
Foreign Currency Translation	(17)
Net Assets	$118,006
CLASS I:
Net Assets	$98,195
Net Asset Value, Offering and Redemption Price Per Share Applicable to 8,918,931 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$11.01
CLASS II:
Net Assets	$19,811
Net Asset Value, Offering and Redemption Price Per Share Applicable to 1,809,584 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$10.95

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Global Strategist Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2018 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$1,057
Dividends from Securities of Unaffiliated Issuers (Net of $50 of Foreign Taxes Withheld)	680
Dividends from Security of Affiliated Issuer (Note H)	76
Total Investment Income	1,813
Expenses:
Advisory Fees (Note B)	464
Servicing Fees (Note D)	95
Professional Fees	91
Custodian Fees (Note G)	84
Administration Fees (Note C)	50
Pricing Fees	49
Distribution Fees — Class II Shares (Note E)	26
Shareholder Reporting Fees	13
Transfer Agency Fees (Note F)	5
Directors' Fees and Expenses	3
Other Expenses	8
Total Expenses	888
Waiver of Advisory Fees (Note B)	(306)
Waiver of Distribution Fees — Class II Shares (Note E)	(16)
Rebate from Morgan Stanley Affiliate (Note H)	(9)
Net Expenses	557
Net Investment Income	1,256
Realized Gain (Loss):
Investments Sold (Net of $21 of Capital Gain Country Tax)	5,788
Foreign Currency Forward Exchange Contracts	1,227
Foreign Currency Translation	(38)
Futures Contracts	1,339
Swap Agreements	(1,045)
Net Realized Gain	7,271
Change in Unrealized Appreciation (Depreciation):
Investments (Net Increase in Deferred Capital Gain Country Tax of $31)	(8,549)
Foreign Currency Forward Exchange Contracts	41
Foreign Currency Translation	(25)
Futures Contracts	(693)
Swap Agreements	(831)
Net Change in Unrealized Appreciation (Depreciation)	(10,057)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(2,786)
Net Decrease in Net Assets Resulting from Operations	$(1,530)

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Global Strategist Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2018 (unaudited) (000)	Year Ended December 31, 2017 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,256	$2,328
Net Realized Gain	7,271	5,987
Net Change in Unrealized Appreciation (Depreciation)	(10,057)	10,571
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,530)	18,886
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(1,191)
Net Realized Gain	—	(1,539)
Class II:
Net Investment Income	—	(225)
Net Realized Gain	—	(320)
Total Distributions	—	(3,275)
Capital Share Transactions:(1)
Class I:
Subscribed	1,753	3,781
Distributions Reinvested	—	2,730
Redeemed	(9,303)	(16,623)
Class II:
Subscribed	250	572
Distributions Reinvested	—	545
Redeemed	(1,879)	(3,959)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(9,179)	(12,954)
Total Increase (Decrease) in Net Assets	(10,709)	2,657
Net Assets:
Beginning of Period	128,715	126,058
End of Period (Including Accumulated Undistributed Net Investment Income of $2,529 and $1,273)	$118,006	$128,715
(1) Capital Share Transactions:
Class I:
Shares Subscribed	156	356
Shares Issued on Distributions Reinvested	—	262
Shares Redeemed	(829)	(1,582)
Net Decrease in Class I Shares Outstanding	(673)	(964)
Class II:
Shares Subscribed	23	54
Shares Issued on Distributions Reinvested	—	53
Shares Redeemed	(169)	(378)
Net Decrease in Class II Shares Outstanding	(146)	(271)

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Consolidated Financial Highlights

Global Strategist Portfolio

	Class I
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015(2)		2014(2)		2013(2)
Net Asset Value, Beginning of Period	$11.17		$9.87		$9.39		$10.28		$11.06		$9.55
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.11		0.20		0.15		0.17		0.20		0.18
Net Realized and Unrealized Gain (Loss)	(0.27)		1.38		0.37		(0.81)		0.06		1.34
Total from Investment Operations	(0.16)		1.58		0.52		(0.64)		0.26		1.52
Distributions from and/or in Excess of:
Net Investment Income	—		(0.12)		—		(0.17)		(0.09)		(0.01)
Net Realized Gain	—		(0.16)		(0.04)		(0.08)		(0.95)		—
Total Distributions	—		(0.28)		(0.04)		(0.25)		(1.04)		(0.01)
Net Asset Value, End of Period	$11.01		$11.17		$9.87		$9.39		$10.28		$11.06
Total Return(4)	(1.34	)%(8)	16.11%		5.58%		(6.39)%		2.15%		15.95%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$98,195		$107,015		$104,197		$119,248		$150,001		$157,059
Ratio of Expenses to Average Net Assets(10)	0.89	%(5)(9)	0.88	%(5)	0.88	%(5)	0.69	%(5)(6)	0.56	%(5)	0.62	%(5)(7)
Ratio of Net Investment Income to Average Net Assets(10)	2.04	%(5)(9)	1.85	%(5)	1.54	%(5)	1.73	%(5)	1.86	%(5)	1.69	%(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(9)	0.02%		0.02%		0.03%		0.04%		0.04%
Portfolio Turnover Rate	51	%(8)	99%		105%		146%		82%		168%
(10) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.39	%(9)	1.42%		1.43%		1.47%		1.42%		1.32%
Net Investment Income to Average Net Assets	1.54	%(9)	1.31%		0.99%		0.95%		1.00%		0.99%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Effective August 1, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.90% for Class I shares. Prior to August 1, 2015, the maximum ratio was 0.60% for Class I shares.

(7)  Effective April 29, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.60% for Class I shares. Prior to April 29, 2013, the maximum ratio was 1.00% for Class I shares.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Consolidated Financial Highlights

Global Strategist Portfolio

	Class II
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015(2)		2014(2)		2013(2)
Net Asset Value, Beginning of Period	$11.11		$9.82		$9.35		$10.24		$11.03		$9.54
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.11		0.18		0.14		0.16		0.19		0.17
Net Realized and Unrealized Gain (Loss)	(0.27)		1.38		0.37		(0.82)		0.06		1.33
Total from Investment Operations	(0.16)		1.56		0.51		(0.66)		0.25		1.50
Distributions from and/or in Excess of:
Net Investment Income	—		(0.11)		—		(0.15)		(0.09)		(0.01)
Net Realized Gain	—		(0.16)		(0.04)		(0.08)		(0.95)		—
Total Distributions	—		(0.27)		(0.04)		(0.23)		(1.04)		(0.01)
Net Asset Value, End of Period	$10.95		$11.11		$9.82		$9.35		$10.24		$11.03
Total Return(4)	(1.35	)%(8)	15.96%		5.49%		(6.53)%		2.00%		15.75%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$19,811		$21,700		$21,861		$24,481		$29,604		$33,988
Ratio of Expenses to Average Net Assets(10)	0.99	%(5)(9)	0.98	%(5)	0.98	%(5)	0.79	%(5)(6)	0.66	%(5)	0.72	%(5)(7)
Ratio of Net Investment Income to Average Net Assets(10)	1.94	%(5)(9)	1.75	%(5)	1.44	%(5)	1.63	%(5)	1.76	%(5)	1.59	%(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(9)	0.02%		0.02%		0.03%		0.04%		0.04%
Portfolio Turnover Rate	51	%(8)	99%		105%		146%		82%		168%
(10) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.64	%(9)	1.67%		1.68%		1.76%		1.77%		1.67%
Net Investment Income to Average Net Assets	1.29	%(9)	1.06%		0.74%		0.66%		0.65%		0.64%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Effective August 1, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class II shares. Prior to August 1, 2015, the maximum ratio was 0.70% for Class II shares.

(7)  Effective April 29, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.70% for Class II shares. Prior to April 29, 2013, the maximum ratio was 1.10% for Class II shares.

(8)  Not annualized.

(9)  Annualized.
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund", collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying consolidated financial statements relate to the Global Strategist Portfolio. The Fund seeks total return and offers two classes of shares – Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, VIF Global Strategist Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest, directly or indirectly through the use of derivatives, in securities, commodities, commodity-related instruments and other investments, primarily futures, swaps and notes. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation. As of June 30, 2018, the Subsidiary represented approximately $13,171,000 or approximately 11.16% of the total assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross in-

come from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) OTC swaps may be valued by an outside pricing service approved by the Directors or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (7) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Company has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$74	$—	$74
Agency Fixed Rate Mortgages	—	3,114	—	3,114
Asset-Backed Securities	—	92	—	92
Commercial Mortgage-Backed Securities	—	945	—	945
Corporate Bonds	—	15,591	—	15,591
Mortgages - Other	—	479	—	479
Sovereign	—	34,285	—	34,285
U.S. Treasury Securities	—	8,871	—	8,871
Total Fixed Income Securities	—	63,451	—	63,451
Common Stocks
Aerospace & Defense	1,054	—	—	1,054
Air Freight & Logistics	346	—	—	346
Airlines	17	—	—	17
Auto Components	81	16	—	97
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Automobiles	$360	$—	$—		$360
Banks	3,604	—	—		3,604
Beverages	559	—	—		559
Biotechnology	932	—	—		932
Building Products	186	—	—		186
Capital Markets	1,164	—	—		1,164
Chemicals	647	—	—		647
Commercial Services & Supplies	175	—	—		175
Communications Equipment	450	—	—		450
Construction & Engineering	383	—	—		383
Construction Materials	83	—	—		83
Consumer Finance	4,441	—	—		4,441
Containers & Packaging	52	—	—		52
Diversified Financial Services	327	—	—		327
Diversified Telecommunication Services	874	—	—		874
Electric Utilities	443	—	—		443
Electrical Equipment	270	—	—		270
Electronic Equipment, Instruments & Components	77	—	—		77
Energy Equipment & Services	644	—	—	†	644	†
Equity Real Estate Investment Trusts (REITs)	590	—	—		590
Food & Staples Retailing	798	—	—		798
Food Products	571	—	—		571
Gas Utilities	26	—	—		26
Health Care Equipment & Supplies	924	—	—		924
Health Care Providers & Services	1,274	—	—		1,274
Health Care Technology	20	—	—		20
Hotels, Restaurants & Leisure	647	—	—		647
Household Durables	65	—	—		65
Household Products	773	—	—		773
Independent Power & Renewable Electricity Producers	12	—	—		12
Industrial Conglomerates	766	—	—		766
Information Technology Services	1,797	—	—		1,797
Insurance	823	—	—		823
Internet & Direct Marketing Retail	860	—	—		860

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Internet Software & Services	$1,212		$—	$—		$1,212
Life Sciences Tools & Services	141		—	—		141
Machinery	459		—	—		459
Marine	42		—	—		42
Media	877		—	—		877
Metals & Mining	1,340		—	—		1,340
Multi-Line Retail	146		—	—		146
Multi-Utilities	297		—	—		297
Oil, Gas & Consumable Fuels	2,528		—	—		2,528
Paper & Forest Products	40		—	—		40
Personal Products	276		—	—		276
Pharmaceuticals	2,392		—	—		2,392
Professional Services	411		—	—		411
Real Estate Management & Development	116		—	—		116
Road & Rail	581		—	—		581
Semiconductors & Semiconductor Equipment	852		—	—	@	852
Software	1,309		—	—		1,309
Specialty Retail	861		—	—		861
Tech Hardware, Storage & Peripherals	1,331		—	—		1,331
Textiles, Apparel & Luxury Goods	592		—	—		592
Thrifts & Mortgage Finance	6		—	—		6
Tobacco	540		—	—		540
Trading Companies & Distributors	106		—	—		106
Transportation Infrastructure	207		—	—		207
Water Utilities	20		—	—		20
Wireless Telecommunication Services	138		—	—		138
Total Common Stocks	43,935		16	—	@†	43,951	†
Rights	1		—	—		1
Warrant	—	@	—	—		—	@
Investment Company	3,150		—	—		3,150
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Short-Term Investments
Investment Company	$4,889	$—	$—		$4,889
U.S. Treasury Securities	—	2,073	—		2,073
Total Short-Term Investments	4,889	2,073	—		6,962
Foreign Currency Forward Exchange Contracts	—	1,084	—		1,084
Futures Contracts	94	—	—		94
Interest Rate Swap Agreements	—	59	—		59
Total Return Swap Agreements	—	444	—		444
Total Assets	52,069	67,127	—		119,196 †
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(904)	—		(904)
Futures Contracts	(449)	—	—		(449)
Interest Rate Swap Agreements	—	(244)	—		(244)
Total Return Swap Agreements	—	(1,078)	—		(1,078)
Total Liabilities	(449)	(2,226)	—		(2,675)
Total	$51,620	$64,901	$—	@†	$116,521 †

@  Value is less than $500.

†  Includes one or more securities which are valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2018, securities with a total value of approximately $12,265,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2017 were valued using unadjusted quoted prices at June 30, 2018. At December 31, 2017, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stocks (000)
Beginning Balance		$—	@†
Purchases		—
Sales		—
Amortization of discount		—
Transfers in		—
Transfers out		—
Corporate actions		—
Change in unrealized appreciation (depreciation)		(—	@)
Realized gains (losses)		—
Ending Balance		$—	@†
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2018	$	(—	@)

@  Value is less than $500.

†  Includes one or more securities which are valued at zero.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Consolidated Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps: The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Fund's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Fund may be either the buyer or seller in a credit default swap. Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

The current credit rating of each individual issuer is listed in the table following the Consolidated Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Consolidated Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Consolidated Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2018:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$1,084
Futures Contracts	Variation Margin on Futures Contracts	Commodity Risk	24	(a)
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	33	(a)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	37	(a)
Swap Agreements	Unrealized Appreciation on Swap Agreements	Equity Risk	444
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	59	(a)
Total			$1,681
	Liability Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$904
Futures Contracts	Variation Margin on Futures Contracts	Commodity Risk	3	(a)
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	407	(a)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	39	(a)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Equity Risk	1,078
Swap Agreements	Unrealized Depreciation on Swap Agreements	Interest Rate Risk	13
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	231	(a)
Total			$2,675

(a)  This amount represents the cumulative appreciation (depreciation) as reported in the Consolidated Portfolio of Investments. The Consolidated Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

for the six months ended June 30, 2018 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk Foreign Currency Forward	Exchange Contracts	$1,227
Commodity Risk	Futures Contracts	69
Equity Risk	Futures Contracts	1,513
Interest Rate Risk	Futures Contracts	(243)
Equity Risk	Swap Agreements	(1,390)
Interest Rate Risk	Swap Agreements	345
Total		$1,521
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk Foreign Currency Forward	Exchange Contracts	$41
Commodity Risk	Futures Contracts	180
Equity Risk	Futures Contracts	(832)
Interest Rate Risk	Futures Contracts	(41)
Equity Risk	Swap Agreements	(385)
Interest Rate Risk	Swap Agreements	(446)
Total		$(1,483)

At June 30, 2018, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Foreign Currency Forward Exchange Contracts	$1,084	$904
Swap Agreements	444	1,091
Total	$1,528	$1,995

(b)  Excludes exchange traded derivatives.

(c)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2018:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)(d)	Net Amount (not less than $0) (000)
Australia and New Zealand Banking Group	$29		$(24)	$—	$5
Bank of America NA	91		(28)	—	63
Bank of Montreal	—	@	—	—	—	@
Barclays Bank PLC	14		(14)	—	0
BNP Paribas SA	196		(196)	—	0
Citibank NA	476		(476)	—	0
Commonwealth Bank of Australia	—	@	(— @)	—	0
Goldman Sachs International	359		(123)	(90)	146
JPMorgan Chase Bank NA	276		(212)	—	64
Royal Bank of Canada	10		(10)	—	0
State Street Bank and Trust Co.	—	@	(— @)	—	0
UBS AG	77		(45)	—	32
Total	$1,528		$(1,128)	$(90)	$310

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Pledged (000)(d)	Net Amount (not less than $0) (000)
Australia and New Zealand Banking Group	$24		$(24)	$—	$0
Bank of America NA	28		(28)	—	0
Bank of New York Mellon	—	@	—	—	—	@
Barclays Bank PLC	50		(14)	—	36
BNP Paribas SA	862		(196)	(664)	2
Citibank NA	560		(476)	—	84
Commonwealth Bank of Australia	3		(— @)	—	3
Credit Suisse International	—	@	—	—	—	@
Goldman Sachs International	123		(123)	—	0
JPMorgan Chase Bank NA	279		(212)	(67)	0
Royal Bank of Canada	14		(10)	—	4
State Street Bank and Trust Co.	7		(— @)	—	7
UBS AG	45		(45)	—	0
Total	$1,995		$(1,128)	$(731)	$136

@  Value is less than $500.

(d)  In some instances, the actual collateral received or pledged may be more than the amount shown here due to overcollateralization.

For the six months ended June 30, 2018, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$73,604,000
Futures Contracts:
Average monthly original value	$73,529,000
Swap Agreements:
Average monthly notional amount	$61,679,000

5.  When-Issued/Delayed Delivery Securities: The Fund purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities.

Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Fund holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Fund to further risk of

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

loss in the event of a failure to complete the transaction by the counterparty.

8.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

For the six months ended June 30, 2018, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.25% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that the total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.90% for Class I shares and 1.00% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2018, approximately $306,000 of advisory fees were waived pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.15% of the 0.25% distribution fee that it may receive. This fee waiver will continue for at least one year or until such time as the Directors act to discontinue all or a portion of such waiver when they deem such action is appropriate. For the six months ended June 30, 2018, this waiver amounted to approximately $16,000.

F. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2018, purchases and sales of investment securities for the Fund, other than long-term U.S. Government $41,683,000 and $48,476,000, respectively. For the six months ended June 30, 2018, purchases and sales of long-term U.S. Government securities were approximately $17,867,000 and $13,441,000, respectively.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2018, advisory fees paid were reduced by approximately $9,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended June 30, 2018 is as follows:

Affiliated Investment Company	Value December 31, 2017 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$13,399	$35,240	$43,750	$76
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2018 (000)
Liquidity Funds	$—	$—	$4,889

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2018, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income.

Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2017, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2017 and 2016 was as follows:

2017 Distributions Paid From:		2016 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$1,416	$1,859	$—	$586

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, tax adjustments on certain equity securities designated as issued by passive foreign investment companies, swap transactions, foreign capital gains tax and tax adjustments related to the

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Subsidiary, resulted in the following reclassifications among the components of net assets at December 31, 2017:

Accumulated Undistributed Net Investment Income (000)	Accumulated Undistributed Net Realized Gain (000)	Paid-in- Capital (000)
$(779)	$779	$—

At December 31, 2017, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$1,352	$5,269

During the year ended December 31, 2017, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $1,814,000.

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2018, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2018, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 76.0%.

L. Accounting Pronouncement: In March 2017, FASB issued an Accounting Standard Update, ASU 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the "ASU") which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be accreted to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2017, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the three- and five-year periods but better than its peer group average for the one-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee was higher than its peer group average and the Fund's actual management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Investment Advisory Agreement Approval (unaudited) (cont'd)

Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia Maleski

Michael E. Nugent, Chair of the Board

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFIMSAN
2190995 EXP. 08.31.19

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Growth Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	10
Investment Advisory Agreement Approval	20
Director and Officer Information	Back Cover

1

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Expense Example (unaudited)

Growth Portfolio

As a shareholder of the Growth Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/18	Actual Ending Account Value 6/30/18	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Growth Portfolio Class I	$1,000.00	$1,193.00	$1,021.03	$4.13	$3.81	0.76%
Growth Portfolio Class II	1,000.00	1,191.60	1,019.79	5.49	5.06	1.01

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Portfolio of Investments

Growth Portfolio

	Shares	Value (000)
Common Stocks (94.4%)
Biotechnology (1.5%)
Alnylam Pharmaceuticals, Inc. (a)	20,691	$2,038
Bluebird Bio, Inc. (a)	3,068	482
Editas Medicine, Inc. (a)	18,530	664
Intellia Therapeutics, Inc. (a)	24,580	672
Intrexon Corp. (a)(b)	40,666	567
		4,423
Construction Materials (3.0%)
Martin Marietta Materials, Inc.	20,171	4,505
Vulcan Materials Co.	35,578	4,592
		9,097
Health Care Equipment & Supplies (5.2%)
DexCom, Inc. (a)	83,309	7,913
Intuitive Surgical, Inc. (a)	16,243	7,772
		15,685
Health Care Technology (8.6%)
athenahealth, Inc. (a)	67,158	10,687
Veeva Systems, Inc., Class A (a)	200,153	15,384
		26,071
Hotels, Restaurants & Leisure (4.3%)
Starbucks Corp.	265,480	12,969
Internet & Direct Marketing Retail (11.6%)
Amazon.com, Inc. (a)	16,638	28,281
Booking Holdings, Inc. (a)	3,451	6,996
		35,277
Internet Software & Services (22.9%)
Alibaba Group Holding Ltd. ADR (China) (a)	14,457	2,682
Alphabet, Inc., Class C (a)	13,262	14,795
Dropbox, Inc., Class A (a)	16,934	549
Facebook, Inc., Class A (a)	74,825	14,540
MercadoLibre, Inc.	14,729	4,403
Spotify Technology SA (a)	27,828	4,682
Tencent Holdings Ltd. (China) (c)	72,800	3,654
Twitter, Inc. (a)	441,053	19,261
Zillow Group, Inc., Class C (a)	83,998	4,961
		69,527
Life Sciences Tools & Services (5.0%)
Illumina, Inc. (a)	54,361	15,182
Pharmaceuticals (0.1%)
Nektar Therapeutics (a)	6,399	312
Road & Rail (4.9%)
Union Pacific Corp.	104,024	14,738
Semiconductors & Semiconductor Equipment (0.8%)
NVIDIA Corp.	10,573	2,505
Software (22.0%)
Activision Blizzard, Inc.	195,343	14,909
Adobe Systems, Inc. (a)	17,798	4,339
Autodesk, Inc. (a)	34,171	4,479
Intuit, Inc.	22,486	4,594
	Shares	Value (000)
salesforce.com, Inc. (a)	112,565	$15,354
ServiceNow, Inc. (a)	56,987	9,829
Snap, Inc., Class A (a)(b)	227,153	2,973
Workday, Inc., Class A (a)	82,802	10,029
		66,506
Textiles, Apparel & Luxury Goods (4.5%)
LVMH Moet Hennessy Louis Vuitton SE (France)	40,863	13,610
Total Common Stocks (Cost $185,157)		285,902
Preferred Stocks (2.4%)
Electronic Equipment, Instruments & Components (0.4%)
Magic Leap Series C (a)(d)(e)(f) (acquisition cost — $1,089; acquired 12/22/15)	47,281	1,277
Internet & Direct Marketing Retail (2.0%)
Airbnb, Inc. Series D (a)(d)(e)(f) (acquisition cost — $1,335; acquired 4/16/14)	32,784	3,390
Uber Technologies Series G (a)(d)(e)(f) (acquisition cost — $3,117; acquired 12/3/15)	63,916	2,504
		5,894
Total Preferred Stocks (Cost $5,541)		7,171
Short-Term Investments (4.2%)
Securities held as Collateral on Loaned Securities (1.0%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H)	2,650,307	2,650
	Face Amount (000)
Repurchase Agreements (0.2%)
Barclays Capital, Inc., (2.10%, dated 6/29/18, due 7/2/18; proceeds $152; fully collateralized by U.S. Government obligations; 1.00% – 1.88% due 3/31/22 – 2/15/46; valued at $155)	$152	152
HSBC Securities USA, Inc., (2.10%, dated 6/29/18, due 7/2/18; proceeds $223; fully collateralized by U.S. Government obligations; 0.00% due 5/15/19 – 2/15/23; valued at $227)	223	223
Merrill Lynch & Co., Inc., (2.12%, dated 6/29/18, due 7/2/18; proceeds $202; fully collateralized by U.S. Government agency securities; 3.00% – 4.00% due 8/1/32 – 12/1/44; valued at $206)	202	202
		577
Total Securities held as Collateral on Loaned Securities (Cost $3,227)		3,227

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Portfolio of Investments (cont'd)

Growth Portfolio

	Shares	Value (000)
Investment Company (3.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H) (Cost $9,793)	9,793,295	$9,793
	Total Short-Term Investments (Cost $13,020)	13,020
	Total Investments Excluding Purchased Options (101.0%) (Cost $203,718)	306,093
	Total Purchased Options Outstanding (0.1%) (Cost $758)	265
	Total Investments (101.1%) (Cost $204,476) Including $3,540 of Securities Loaned (g)	306,358
	Liabilities in Excess of Other Assets (-1.1%)	(3,414)
	Net Assets (100.0%)	$302,944

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2018.

(c)  Security trades on the Hong Kong exchange.

(d)  Security has been deemed illiquid at June 30, 2018.

(e)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2018 amounts to approximately $7,171,000 and represents 2.4% of net assets.

(f)  At June 30, 2018, the Fund held fair valued securities valued at approximately $7,171,000, representing 2.4% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's Directors.

(g)  At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $109,129,000 and the aggregate gross unrealized depreciation is approximately $7,247,000, resulting in net unrealized appreciation of approximately $101,882,000.

ADR  American Depositary Receipt.

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2018:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	7.16	Jan-19	62,835,154	62,835	$223	$273	$(50)
Royal Bank of Scotland	USD/CNH	CNH	7.52	Nov-18	60,938,678	60,939	40	252	(212)
Royal Bank of Scotland	USD/CNH	CNH	7.55	Aug-18	43,894,205	43,894	2	233	(231)
							$265	$758	$(493)

CNH  — Chinese Yuan Renminbi Offshore

USD  — United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Internet Software & Services	22.9%
Other**	22.7
Software	22.0
Internet & Direct Marketing Retail	13.6
Health Care Technology	8.6
Health Care Equipment & Supplies	5.2
Life Sciences Tools & Services	5.0
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2018.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Growth Portfolio

Statement of Assets and Liabilities	June 30, 2018 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $192,033)	$293,915
Investment in Security of Affiliated Issuer, at Value (Cost $12,443)	12,443
Total Investments in Securities, at Value (Cost $204,476)	306,358
Foreign Currency, at Value (Cost $1)	1
Cash	6
Receivable for Investments Sold	563
Receivable for Fund Shares Sold	133
Tax Reclaim Receivable	29
Receivable from Securities Lending Income	11
Receivable from Affiliate	10
Other Assets	26
Total Assets	307,137
Liabilities:
Collateral on Securities Loaned, at Value	3,233
Payable for Advisory Fees	360
Due to Broker	260
Payable for Fund Shares Redeemed	131
Payable for Servicing Fees	87
Payable for Professional Fees	43
Payable for Distribution Fees — Class II Shares	32
Payable for Administration Fees	20
Payable for Directors' Fees and Expenses	4
Payable for Transfer Agency Fees	4
Payable for Custodian Fees	— @
Other Liabilities	19
Total Liabilities	4,193
NET ASSETS	$302,944
Net Assets Consist of:
Paid-in-Capital	$120,200
Accumulated Net Investment Loss	(605)
Accumulated Undistributed Net Realized Gain	81,468
Unrealized Appreciation (Depreciation) on:
Investments	101,882
Foreign Currency Translation	(1)
Net Assets	$302,944
CLASS I:
Net Assets	$148,482
Net Asset Value, Offering and Redemption Price Per Share Applicable to 3,844,096 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$38.63
CLASS II:
Net Assets	$154,462
Net Asset Value, Offering and Redemption Price Per Share Applicable to 4,196,367 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$36.81
(1) Including:
Securities on Loan, at Value:	$3,540

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Growth Portfolio

Statement of Operations	Six Months Ended June 30, 2018 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $22 of Foreign Taxes Withheld)	$589
Dividends from Security of Affiliated Issuer (Note H)	51
Income from Securities Loaned — Net	27
Total Investment Income	667
Expenses:
Advisory Fees (Note B)	707
Distribution Fees — Class II Shares (Note E)	175
Servicing Fees (Note D)	167
Administration Fees (Note C)	113
Professional Fees	58
Shareholder Reporting Fees	9
Custodian Fees (Note G)	8
Transfer Agency Fees (Note F)	6
Directors' Fees and Expenses	5
Pricing Fees	1
Other Expenses	13
Total Expenses	1,262
Rebate from Morgan Stanley Affiliate (Note H)	(7)
Net Expenses	1,255
Net Investment Loss	(588)
Realized Gain (Loss):
Investments Sold	25,935
Foreign Currency Translation	(1)
Net Realized Gain	25,934
Change in Unrealized Appreciation (Depreciation):
Investments	23,582
Foreign Currency Translation	(1)
Net Change in Unrealized Appreciation (Depreciation)	23,581
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	49,515
Net Increase in Net Assets Resulting from Operations	$48,927

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Growth Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2018 (unaudited) (000)	Year Ended December 31, 2017 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(588)	$(1,234)
Net Realized Gain	25,934	57,363
Net Change in Unrealized Appreciation (Depreciation)	23,581	21,307
Net Increase in Net Assets Resulting from Operations	48,927	77,436
Distributions from and/or in Excess of:
Class I:
Net Realized Gain	—	(10,278)
Class II:
Net Realized Gain	—	(8,655)
Total Distributions	—	(18,933)
Capital Share Transactions:(1)
Class I:
Subscribed	2,944	4,869
Distributions Reinvested	—	10,278
Redeemed	(13,213)	(18,643)
Class II:
Subscribed	35,432	35,650
Distributions Reinvested	—	8,655
Redeemed	(29,159)	(25,884)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(3,996)	14,925
Total Increase in Net Assets	44,931	73,428
Net Assets:
Beginning of Period	258,013	184,585
End of Period (Including Accumulated Net Investment Loss of $(605) and $(17))	$302,944	$258,013
(1) Capital Share Transactions:
Class I:
Shares Subscribed	81	161
Shares Issued on Distributions Reinvested	—	358
Shares Redeemed	(368)	(629)
Net Decrease in Class I Shares Outstanding	(287)	(110)
Class II:
Shares Subscribed	1,015	1,235
Shares Issued on Distributions Reinvested	—	316
Shares Redeemed	(841)	(912)
Net Increase in Class II Shares Outstanding	174	639

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Financial Highlights

Growth Portfolio

	Class I
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$32.38		$24.65		$29.93		$30.73		$31.03		$21.94
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.05)		(0.13)		(0.03)		(0.11)		(0.06)		(0.03)
Net Realized and Unrealized Gain (Loss)	6.30		10.44		(0.57)		3.76		1.98		10.23
Total from Investment Operations	6.25		10.31		(0.60)		3.65		1.92		10.20
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		—		(0.12)
Net Realized Gain	—		(2.58)		(4.68)		(4.45)		(2.22)		(0.99)
Total Distributions	—		(2.58)		(4.68)		(4.45)		(2.22)		(1.11)
Net Asset Value, End of Period	$38.63		$32.38		$24.65		$29.93		$30.73		$31.03
Total Return(3)	19.30	%(7)	43.15%		(1.64)%		12.24%		6.36%		48.07%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$148,482		$133,745		$104,504		$119,883		$122,881		$142,052
Ratio of Expenses to Average Net Assets(9)	0.76	%(4)(8)	0.79	%(4)	0.76	%(4)	0.80	%(4)	0.77	%(4)	0.82	%(4)(5)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		N/A		N/A		0.80	%(4)	N/A
Ratio of Net Investment Loss to Average Net Assets(9)	(0.29	)%(4)(8)	(0.43	)%(4)	(0.11	)%(4)	(0.37	)%(4)	(0.19	)%(4)	(0.11	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(8)	0.01%		0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	27	%(7)	54%		39%		33%		30%		32%
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		0.81%		0.79%		0.81%		0.85%		0.90%
Net Investment Loss to Average Net Assets	N/A		(0.45)%		(0.14)%		(0.38)%		(0.27)%		(0.19)%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets would have been 0.03% higher and the Ratio of Net Investment Loss to Average Net Assets would have been 0.03% lower had the Custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Effective September 9, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.80% for Class I shares. Prior to September 9, 2013, the maximum ratio was 0.85% for Class I shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Financial Highlights

Growth Portfolio

	Class II
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$30.89		$23.66		$29.00		$29.97		$30.39		$21.50
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.09)		(0.19)		(0.09)		(0.18)		(0.13)		(0.09)
Net Realized and Unrealized Gain (Loss)	6.01		10.00		(0.57)		3.66		1.93		10.02
Total from Investment Operations	5.92		9.81		(0.66)		3.48		1.80		9.93
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		—		(0.05)
Net Realized Gain	—		(2.58)		(4.68)		(4.45)		(2.22)		(0.99)
Total Distributions	—		(2.58)		(4.68)		(4.45)		(2.22)		(1.04)
Net Asset Value, End of Period	$36.81		$30.89		$23.66		$29.00		$29.97		$30.39
Total Return(3)	19.16	%(7)	42.82%		(1.92)%		11.97%		6.09%		47.72%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$154,462		$124,268		$80,081		$89,398		$80,103		$78,501
Ratio of Expenses to Average Net Assets(9)	1.01	%(4)(8)	1.04	%(4)	1.01	%(4)	1.05	%(4)	1.02	%(4)	1.07	%(4)(5)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		N/A		N/A		1.05	%(4)	N/A
Ratio of Net Investment Loss to Average Net Assets(9)	(0.54	)%(4)(8)	(0.68	)%(4)	(0.36	)%(4)	(0.62	)%(4)	(0.44	)%(4)	(0.36	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(8)	0.01%		0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	27	%(7)	54%		39%		33%		30%		32%
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		1.06%		1.04%		1.09%		1.20%		1.25%
Net Investment Loss to Average Net Assets	N/A		(0.70)%		(0.39)%		(0.66)%		(0.62)%		(0.54)%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses to Average Net Assets would have been 0.03% higher and the Ratio of Net Investment Loss to Average Net Assets would have been 0.03% lower had the Custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Effective September 9, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.05% for Class II shares. Prior to September 9, 2013, the maximum ratio was 1.10% for Class II shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund", collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Growth Portfolio. The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies. The Fund offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (4) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good

10

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Company has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

11

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Biotechnology	$4,423	$—	$—	$4,423
Construction Materials	9,097	—	—	9,097
Health Care Equipment & Supplies	15,685	—	—	15,685
Health Care Technology	26,071	—	—	26,071
Hotels, Restaurants & Leisure	12,969	—	—	12,969
Internet & Direct Marketing Retail	35,277	—	—	35,277
Internet Software & Services	69,527	—	—	69,527
Life Sciences Tools & Services	15,182	—	—	15,182
Pharmaceuticals	312	—	—	312
Road & Rail	14,738	—	—	14,738
Semiconductors & Semiconductor Equipment	2,505	—	—	2,505
Software	66,506	—	—	66,506
Textiles, Apparel & Luxury Goods	13,610	—	—	13,610
Total Common Stocks	285,902	—	—	285,902
Preferred Stocks
Electronic Equipment, Instruments & Components	—	—	1,277	1,277
Internet & Direct Marketing Retail	—	—	5,894	5,894
Total Preferred Stocks	—	—	7,171	7,171
Call Options Purchased	—	265	—	265
Short-Term Investments
Investment Company	12,443	—	—	12,443
Repurchase Agreements	—	577	—	577
Total Short-Term Investments	12,443	577	—	13,020
Total Assets	$298,345	$842	$7,171	$306,358

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2018, securities with a total value of approximately $17,264,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2017 were valued using unadjusted quoted prices at June 30, 2018. At December 31, 2017, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Stocks (000)
Beginning Balance	$7,224
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	(485)
Change in unrealized appreciation (depreciation)	432
Realized gains (losses)	—
Ending Balance	$7,171
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2018	$174

12

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2018. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

	Fair Value at June 30, 2018 (000)	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an Increase in Input
Electronic Equipment, Instuments & Components
Preferred Stock	$1,277	Market Transaction Method	Precedent Transaction	$27.00		$27.00		$27.00		Increase
Internet & Direct Marketing Retail
Preferred Stocks	$3,390	Discounted Cash Flow	Weighted Average Cost of Capital	14.5%		16.5%		15.5%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	6.3	x	10.3	x	8.7	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease
	$2,504	Market Transaction Method	Pending Transaction	$40.00		$40.00		$40.00		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.0%		18.0%		17.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	1.5	x	7.5	x	4.3	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities

13

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase

14

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2018:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$265	(a)

(a)  Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following table sets forth by primary risk exposure the Fund's change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2018 in accordance with ASC 815:

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(82	)(b)

(b)  Amounts are included in Investments in the Statement of Operations.

At June 30, 2018, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(c) (000)		Liabilities(c) (000)
Purchased Options	$265	(a)	$—

(a)  Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(c)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a

15

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2018:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Royal Bank of Scotland	$265	(a)	$—	$(260)	$5

(a)  Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

For the six months ended June 30, 2018, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	167,668,000

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.
The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2018:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$3,540	(d)	$—	$(3,540	)(e)(f)	$0

(d)  Represents market value of loaned securities at period end.

(e)  The Fund received cash collateral of approximately $3,233,000, of which approximately $3,227,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2018, there was uninvested cash of approximately $6,000, which is not reflected in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $449,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(f)  The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2018:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$3,233	$—	$—	$—	$3,233
Total Borrowings	$3,233	$—	$—	$—	$3,233
Gross amount of recognized liabilities for securities lending transactions					$3,233

16

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

7.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

8.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

10.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Next $1 billion	Next $1 billion	Over $3 billion
0.50%	0.45%	0.40%	0.35%

For the six months ended June 30, 2018, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.50% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.80% for Class I shares and 1.05% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. This arrangement had no effect for the six months ended June 30, 2018.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares.

17

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

F. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2018, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $74,530,000 and $76,340,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2018.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2018, advisory fees paid were reduced by approximately $7,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended June 30, 2018 is as follows:

Affiliated Investment Company	Value December 31, 2017 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$15,931	$61,896	$65,384	$51
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2018 (000)
Liquidity Funds	$—	$—	$12,443

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2018, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2017, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as

18

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2017 and 2016 was as follows:

2017 Distributions Paid From:		2016 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$—	$18,933	$—	$31,936

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2017:

Accumulated Net Investment Loss (000)	Accumulated Undistributed Net Realized Gain (000)	Paid-in- Capital (000)
$1,229	$(1,254)	$25

At December 31, 2017, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$4,769	$51,225

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2018, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2018, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 56.0%.

19

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2017, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee was lower than its peer group average and the Fund's total expense ratio was higher than but close to its peer group average. After discussion, the Board concluded that the Fund's (i) performance was competitive with its peer group average and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser

20

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Investment Advisory Agreement Approval (unaudited) (cont'd)

and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

21

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia Maleski

Michael E. Nugent, Chair of the Board

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFCGSAN
2190852 EXP. 08.31.19

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Mid Cap Growth Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	11
Investment Advisory Agreement Approval	20
Director and Officer Information	Back Cover

1

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Expense Example (unaudited)

Mid Cap Growth Portfolio

As a shareholder of the Mid Cap Growth Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/18	Actual Ending Account Value 6/30/18	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Mid Cap Growth Portfolio Class I	$1,000.00	$1,216.50	$1,020.13	$5.17	$4.71	0.94%
Mid Cap Growth Portfolio Class II	1,000.00	1,216.00	1,019.64	5.71	5.21	1.04

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Portfolio of Investments

Mid Cap Growth Portfolio

	Shares	Value (000)
Common Stocks (93.7%)
Aerospace & Defense (1.4%)
HEICO Corp., Class A	33,238	$2,026
Biotechnology (1.5%)
Alnylam Pharmaceuticals, Inc. (a)	9,679	953
Bluebird Bio, Inc. (a)	1,420	223
Editas Medicine, Inc. (a)	8,539	306
Intellia Therapeutics, Inc. (a)	11,530	316
Intrexon Corp. (a)(b)	18,238	254
		2,052
Commercial Services & Supplies (3.0%)
Copart, Inc. (a)	36,802	2,081
Rollins, Inc.	40,163	2,112
		4,193
Construction Materials (3.0%)
Martin Marietta Materials, Inc.	9,352	2,088
Vulcan Materials Co.	15,689	2,025
		4,113
Health Care Equipment & Supplies (5.6%)
DexCom, Inc. (a)	54,151	5,143
Penumbra, Inc. (a)	18,692	2,583
		7,726
Health Care Providers & Services (5.0%)
HealthEquity, Inc. (a)	93,149	6,995
Health Care Technology (11.9%)
athenahealth, Inc. (a)	53,375	8,494
Veeva Systems, Inc., Class A (a)	104,203	8,009
		16,503
Hotels, Restaurants & Leisure (5.1%)
Shake Shack, Inc., Class A (a)	78,135	5,171
Whitbread PLC (United Kingdom)	36,744	1,920
		7,091
Information Technology Services (1.4%)
Broadridge Financial Solutions, Inc.	16,461	1,895
Internet & Direct Marketing Retail (3.9%)
Overstock.com, Inc. (a)	51,742	1,741
TripAdvisor, Inc. (a)	30,608	1,705
Wayfair, Inc., Class A (a)	16,798	1,995
		5,441
Internet Software & Services (24.2%)
Angi Homeservices, Inc., Class A (a)(b)	304,485	4,683
Coupa Software, Inc. (a)	67,636	4,210
GrubHub, Inc. (a)	18,781	1,970
Match Group, Inc. (a)(b)	51,321	1,988
MercadoLibre, Inc.	6,745	2,016
Shopify, Inc., Class A (Canada) (a)	13,656	1,992
Twitter, Inc. (a)	231,318	10,102
Zillow Group, Inc., Class C (a)	112,537	6,647
		33,608
	Shares	Value (000)
Life Sciences Tools & Services (4.9%)
Illumina, Inc. (a)	24,398	$6,814
Pharmaceuticals (0.1%)
Nektar Therapeutics (a)	2,892	141
Software (21.7%)
ANSYS, Inc. (a)	11,343	1,976
Atlassian Corp., PLC, Class A (United Kingdom) (a)	22,008	1,376
Constellation Software, Inc. (Canada)	2,792	2,165
Guidewire Software, Inc. (a)	21,162	1,879
ServiceNow, Inc. (a)	25,581	4,412
Snap, Inc., Class A (a)(b)	110,565	1,447
Splunk, Inc. (a)	11,178	1,108
SS&C Technologies Holdings, Inc.	41,013	2,129
Take-Two Interactive Software, Inc. (a)	59,437	7,035
Tyler Technologies, Inc. (a)	8,701	1,932
Workday, Inc., Class A (a)	37,960	4,598
		30,057
Trading Companies & Distributors (1.0%)
Watsco, Inc.	7,508	1,338
Total Common Stocks (Cost $94,423)		129,993
Preferred Stocks (2.9%)
Internet & Direct Marketing Retail (2.5%)
Airbnb, Inc. Series D (a)(c)(d)(e) (acquisition cost — $1,370; acquired 4/16/14)	33,636	3,478
Software (0.4%)
Palantir Technologies, Inc. Series G (a)(c)(d)(e) (acquisition cost — $455; acquired 7/19/12)	148,616	369
Palantir Technologies, Inc. Series H (a)(c)(d)(e) (acquisition cost — $102; acquired 10/25/13)	29,092	73
Palantir Technologies, Inc. Series H1 (a)(c)(d)(e) (acquisition cost — $102; acquired 10/25/13)	29,092	73
		515
Total Preferred Stocks (Cost $2,029)		3,993
Short-Term Investments (9.1%)
Securities held as Collateral on Loaned Securities (5.5%)
Investment Company (4.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H)	6,330,288	6,330
	Face Amount (000)
Repurchase Agreements (1.0%)
Barclays Capital, Inc., (2.10%, dated 6/29/18, due 7/2/18; proceeds $362; fully collateralized by U.S. Government obligations; 1.00% – 1.88% due 3/31/22 – 2/15/46; valued at $370)	$362	362

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Portfolio of Investments (cont'd)

Mid Cap Growth Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
HSBC Securities USA, Inc., (2.10%, dated 6/29/18, due 7/2/18; proceeds $532; fully collateralized by U.S. Government obligations; 0.00% due 5/15/19 – 2/15/23; valued at $542)	$532	$532
Merrill Lynch & Co., Inc., (2.12%, dated 6/29/18, due 7/2/18; proceeds $483; fully collateralized by U.S. Government agency securities; 3.00% – 4.00% due 8/1/32 – 12/1/44; valued at $493)	483	483
		1,377
Total Securities held as Collateral on Loaned Securities (Cost $7,707)		7,707
	Shares
Investment Company (3.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H) (Cost $4,958)	4,957,634	4,958
Total Short-Term Investments (Cost $12,665)		12,665
Total Investments Excluding Purchased Options (105.7%) (Cost $109,117)		146,651
Total Purchased Options Outstanding (0.1%) (Cost $355)		121
Total Investments (105.8%) (Cost $109,472) Including $7,789 of Securities Loaned (f)		146,772
Liabilities in Excess of Other Assets (-5.8%)		(8,083)
Net Assets (100.0%)		$138,689

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2018.

(c)  Security has been deemed illiquid at June 30, 2018.

(d)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2018 amounts to approximately $3,993,000 and represents 2.9% of net assets.

(e)  At June 30, 2018, the Fund held fair valued securities valued at approximately $3,993,000, representing 2.9% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's Directors.

(f)  At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $40,182,000 and the aggregate gross unrealized depreciation is approximately $2,882,000, resulting in net unrealized appreciation of approximately $37,300,000.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Portfolio of Investments (cont'd)

Mid Cap Growth Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2018:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	7.16	Jan-19	28,594,933	28,595	$102	$124	$(22)
Royal Bank of Scotland	USD/CNH	CNH	7.52	Nov-18	28,104,157	28,104	18	117	(99)
Royal Bank of Scotland	USD/CNH	CNH	7.55	Aug-18	21,548,465	21,548	1	114	(113)
							$121	$355	$(234)

CNH — Chinese Yuan Renminbi Offshore

USD — United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Internet Software & Services	24.2%
Software	22.0
Other**	19.8
Health Care Technology	11.9
Internet & Direct Marketing Retail	6.4
Health Care Equipment & Supplies	5.6
Hotels, Restaurants & Leisure	5.1
Health Care Providers & Services	5.0
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2018.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Mid Cap Growth Portfolio

Statement of Assets and Liabilities	June 30, 2018 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $98,184)	$135,484
Investment in Security of Affiliated Issuer, at Value (Cost $11,288)	11,288
Total Investments in Securities, at Value (Cost $109,472)	146,772
Foreign Currency, at Value (Cost —@)	—	@
Cash	15
Receivable for Fund Shares Sold	22
Receivable from Securities Lending Income	14
Dividends Receivable	8
Receivable from Affiliate	7
Other Assets	21
Total Assets	146,859
Liabilities:
Collateral on Securities Loaned, at Value	7,722
Payable for Advisory Fees	182
Payable for Fund Shares Redeemed	145
Payable for Professional Fees	50
Payable for Servicing Fees	36
Payable for Administration Fees	9
Payable for Distribution Fees — Class II Shares	9
Payable for Transfer Agency Fees	3
Payable for Directors' Fees and Expenses	1
Payable for Custodian Fees	—	@
Other Liabilities	13
Total Liabilities	8,170
NET ASSETS	$138,689
Net Assets Consist of:
Paid-in-Capital	$63,906
Accumulated Net Investment Loss	(472)
Accumulated Undistributed Net Realized Gain	37,955
Unrealized Appreciation (Depreciation) on:
Investments	37,300
Foreign Currency Translation	—	@
Net Assets	$138,689
CLASS I:
Net Assets	$32,412
Net Asset Value, Offering and Redemption Price Per Share Applicable to 2,201,295 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$14.72
CLASS II:
Net Assets	$106,277
Net Asset Value, Offering and Redemption Price Per Share Applicable to 7,375,359 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$14.41
(1) Including:
Securities on Loan, at Value:	$7,789

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Mid Cap Growth Portfolio

Statement of Operations	Six Months Ended June 30, 2018 (000)
Investment Income:
Income from Securities Loaned — Net	$108
Dividends from Securities of Unaffiliated Issuers (Net of $1 of Foreign Taxes Withheld)	58
Dividends from Security of Affiliated Issuer (Note H)	26
Total Investment Income	192
Expenses:
Advisory Fees (Note B)	479
Distribution Fees — Class II Shares (Note E)	122
Servicing Fees (Note D)	95
Professional Fees	65
Administration Fees (Note C)	51
Shareholder Reporting Fees	13
Custodian Fees (Note G)	7
Transfer Agency Fees (Note F)	5
Directors' Fees and Expenses	3
Pricing Fees	2
Other Expenses	10
Total Expenses	852
Waiver of Advisory Fees (Note B)	(124)
Waiver of Distribution Fees — Class II Shares (Note E)	(73)
Rebate from Morgan Stanley Affiliate (Note H)	(3)
Net Expenses	652
Net Investment Loss	(460)
Realized Gain (Loss):
Investments Sold	10,020
Foreign Currency Translation	(1)
Net Realized Gain	10,019
Change in Unrealized Appreciation (Depreciation):
Investments	15,501
Foreign Currency Translation	— @
Net Change in Unrealized Appreciation (Depreciation)	15,501
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	25,520
Net Increase in Net Assets Resulting from Operations	$25,060

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Mid Cap Growth Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2018 (unaudited) (000)	Year Ended December 31, 2017 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(460)	$(600)
Net Realized Gain	10,019	31,612
Net Change in Unrealized Appreciation (Depreciation)	15,501	5,327
Net Increase in Net Assets Resulting from Operations	25,060	36,339
Capital Share Transactions:(1)
Class I:
Subscribed	2,861	4,420
Redeemed	(5,149)	(12,610)
Class II:
Subscribed	8,790	7,648
Redeemed	(10,760)	(20,966)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(4,258)	(21,508)
Total Increase in Net Assets	20,802	14,831
Net Assets:
Beginning of Period	117,887	103,056
End of Period (Including Accumulated Net Investment Loss of $(472) and $(12))	$138,689	$117,887
(1) Capital Share Transactions:
Class I:
Shares Subscribed	211	418
Shares Redeemed	(386)	(1,239)
Net Decrease in Class I Shares Outstanding	(175)	(821)
Class II:
Shares Subscribed	663	746
Shares Redeemed	(813)	(2,011)
Net Decrease in Class II Shares Outstanding	(150)	(1,265)

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Financial Highlights

Mid Cap Growth Portfolio

	Class I
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$12.10		$8.72		$10.03		$12.73		$14.41		$10.77
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.04)		(0.05)		(0.00	)(3)	(0.08)		(0.02)		(0.05)
Net Realized and Unrealized Gain (Loss)	2.66		3.43		(0.87)		(0.50)		0.28		4.03
Total from Investment Operations	2.62		3.38		(0.87)		(0.58)		0.26		3.98
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		—		(0.05)
Net Realized Gain	—		—		(0.44)		(2.12)		(1.94)		(0.29)
Total Distributions	—		—		(0.44)		(2.12)		(1.94)		(0.34)
Net Asset Value, End of Period	$14.72		$12.10		$8.72		$10.03		$12.73		$14.41
Total Return(4)	21.65	%(8)	38.76%		(8.78)%		(5.90)%		1.97%		37.49%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$32,412		$28,747		$27,893		$48,467		$66,653		$72,112
Ratio of Expenses to Average Net Assets(10)	0.94	%(5)(9)	0.99	%(5)(6)	1.04	%(5)	1.05	%(5)	1.05	%(5)	1.05	%(5)
Ratio of Net Investment Loss to Average Net Assets(10)	(0.64	)%(5)(9)	(0.45	)%(5)	(0.00	)%(5)(7)	(0.67	)%(5)	(0.14	)%(5)	(0.39	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(9)	0.00	%(7)	0.01%		0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	42	%(8)	64%		42%		25%		44%		49%
(10) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.14	%(9)	1.17%		1.14%		1.10%		1.10%		1.09%
Net Investment Loss to Average Net Assets	(0.84	)%(9)	(0.63)%		(0.10)%		(0.72)%		(0.19)%		(0.43)%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Loss to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(5)  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Effective July 1, 2017, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.95% for Class I shares. Prior to July 1, 2017, the maximum ratio was 1.05% for Class I shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Financial Highlights

Mid Cap Growth Portfolio

	Class II
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$11.85		$8.55		$9.85		$12.55		$14.25		$10.64
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.05)		(0.06)		(0.01)		(0.09)		(0.03)		(0.06)
Net Realized and Unrealized Gain (Loss)	2.61		3.36		(0.85)		(0.49)		0.27		3.99
Total from Investment Operations	2.56		3.30		(0.86)		(0.58)		0.24		3.93
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		—		(0.03)
Net Realized Gain	—		—		(0.44)		(2.12)		(1.94)		(0.29)
Total Distributions	—		—		(0.44)		(2.12)		(1.94)		(0.32)
Net Asset Value, End of Period	$14.41		$11.85		$8.55		$9.85		$12.55		$14.25
Total Return(3)	21.60	%(7)	38.60%		(8.84)%		(5.99)%		1.84%		37.48%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$106,277		$89,140		$75,163		$98,499		$129,617		$151,317
Ratio of Expenses to Average Net Assets(9)	1.04	%(4)(8)	1.09	%(4)(5)	1.14	%(4)	1.15	%(4)	1.15	%(4)	1.15	%(4)
Ratio of Net Investment Loss to Average Net Assets(9)	(0.74	)%(4)(8)	(0.55	)%(4)	(0.10	)%(4)	(0.77	)%(4)	(0.24	)%(4)	(0.49	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(8)	0.00	%(6)	0.01%		0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	42	%(7)	64%		42%		25%		44%		49%
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.39	%(8)	1.42%		1.39%		1.39%		1.45%		1.44%
Net Investment Loss to Average Net Assets	(1.09	)%(8)	(0.88)%		(0.35)%		(1.01)%		(0.54)%		(0.78)%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Loss to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Effective July 1, 2017, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.05% for Class II shares. Prior to July 1, 2017, the maximum ratio was 1.15% for Class II shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund", collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Mid Cap Growth Portfolio. The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities. The Fund offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (4) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing

11

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

service and/or procedures approved by the Directors; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Company has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

12

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$2,026	$—	$—	$2,026
Biotechnology	2,052	—	—	2,052
Commercial Services & Supplies	4,193	—	—	4,193
Construction Materials	4,113	—	—	4,113
Health Care Equipment & Supplies	7,726	—	—	7,726
Health Care Providers & Services	6,995	—	—	6,995
Health Care Technology	16,503	—	—	16,503
Hotels, Restaurants & Leisure	7,091	—	—	7,091
Information Technology Services	1,895	—	—	1,895
Internet & Direct Marketing Retail	5,441	—	—	5,441
Internet Software & Services	33,608	—	—	33,608
Life Sciences Tools & Services	6,814	—	—	6,814
Pharmaceuticals	141	—	—	141
Software	30,057	—	—	30,057
Trading Companies & Distributors	1,338	—	—	1,338
Total Common Stocks	129,993	—	—	129,993
Preferred Stocks
Internet & Direct Marketing Retail	—	—	3,478	3,478
Software	—	—	515	515
Total Preferred Stocks	—	—	3,993	3,993
Call Options Purchased	—	121	—	121
Short-Term Investments
Investment Company	11,288	—	—	11,288
Repurchase Agreements	—	1,377	—	1,377
Total Short-Term Investments	11,288	1,377	—	12,665
Total Assets	$141,281	$1,498	$3,993	$146,772

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2018, the Fund did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Stocks (000)
Beginning Balance	$4,271
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(278)
Realized gains (losses)	—
Ending Balance	$3,993
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2018	$(278)

13

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2018. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

	Fair Value at June 30, 2018 (000)	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an Increase in Input
Internet & Direct Marketing Retail
Preferred Stock	$3,478	Discounted Cash Flow	Weighted Average Cost of Capital	14.5%		16.5%		15.5%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	6.3	x	10.3	x	8.7	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease
Software
Preferred Stocks	$515	Discounted Cash Flow	Weighted Average Cost of Capital	15.5%		17.5%		16.5%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	1.5	x	14.5	x	6.9	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative

14

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2018:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Investments, at Value Options	(Purchased Options)	Currency Risk	$121	(a)

(a)  Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following tables sets forth by primary risk exposure the Fund's change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2018 in accordance with ASC 815:

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(38	)(b)

(b)  Amounts are included in Investments in the Statement of Operations.

At June 30, 2018, the Fund's derivative assets and liabilities are as follows:

	Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(c) (000)		Liabilities(c) (000)
Purchased Options	$121	(a)	$—

(a)  Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(c)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general

15

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2018:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Royal Bank of Scotland	$121	(a)	$—	$—	$121

(a)  Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

For the six months ended June 30, 2018, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	78,248,000

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2018:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$7,789	(d)	$—	$(7,789	)(e)(f)	$0

(d)  Represents market value of loaned securities at period end.

(e)  The Fund received cash collateral of approximately $7,722,000, of which approximately $7,707,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2018, there was uninvested cash of approximately $15,000, which is not reflected in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $233,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(f)  The actual collateral received is greater than the amount shown here due to overcollateralization.

16

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2018:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$7,722	$—	$—	$—	$7,722
Total Borrowings	$7,722	$—	$—	$—	$7,722
Gross amount of recognized liabilities for securities lending transactions					$7,722

6.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

7.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

9.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

For the six months ended June 30, 2018, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.55% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class I shares and 1.05% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2018, approximately $124,000 of advisory fees were waived pursuant to this arrangement.

17

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.15% of the 0.25% distribution fee that it may receive. This fee waiver will continue for at least one year or until such time as the Directors act to discontinue all or a portion of such waiver when they deem such action is appropriate. For the six months ended June 30, 2018, this waiver amounted to approximately $73,000.

F. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2018,

purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $52,173,000 and $59,699,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2018.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2018, advisory fees paid were reduced by approximately $3,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended June 30, 2018 is as follows:

Affiliated Investment Company	Value December 31, 2017 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$6,537	$42,941	$38,190	$26
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2018 (000)
Liquidity Funds	$—	$—	$11,288

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2018, the Fund engaged in cross-trade purchases of approximately $453,000.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation

18

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2017, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2017 and 2016 was as follows:

2017 Distributions Paid From:		2016 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$—	$—	$—	$5,555

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, return of capital distributions from real estate investment trusts and a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2017:

Accumulated Net Investment (Loss) (000)	Accumulated Undistributed Net Realized Gain (000)	Paid-in- Capital (000)
$597	$(631)	$34

At December 31, 2017, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$1,341	$27,131

During the year ended December 31, 2017, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $605,000.

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2018, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2018, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 48.4%.

19

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2017, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the three- and five-year periods but better than its peer group average for the one-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's management fee and total expense ratio were higher than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser

20

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Investment Advisory Agreement Approval (unaudited) (cont'd)

and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

21

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia Maleski

Michael E. Nugent, Chair of the Board

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFMCGSAN
2190859 EXP. 08.31.19

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

U.S. Real Estate Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	10
Investment Advisory Agreement Approval	16
Director and Officer Information	Back Cover

1

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Expense Example (unaudited)

U.S. Real Estate Portfolio

As a shareholder of the U.S. Real Estate Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/18	Actual Ending Account Value 6/30/18	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
U.S. Real Estate Portfolio Class I	$1,000.00	$1,003.70	$1,020.33	$4.47	$4.51	0.90%
U.S. Real Estate Portfolio Class II	1,000.00	1,002.30	1,019.09	5.71	5.76	1.15

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Portfolio of Investments

U.S. Real Estate Portfolio

	Shares	Value (000)
Common Stocks (98.7%)
Apartments (14.1%)
American Campus Communities, Inc. REIT	74,052	$3,175
Apartment Investment & Management Co., Class A REIT	115,758	4,897
AvalonBay Communities, Inc. REIT	92,258	15,858
Camden Property Trust REIT	107,235	9,772
Education Realty Trust, Inc. REIT	25,919	1,076
Equity Residential REIT	245,597	15,642
Essex Property Trust, Inc. REIT	28,472	6,807
Mid-America Apartment Communities, Inc. REIT	75,440	7,595
UDR, Inc. REIT	95,936	3,601
		68,423
Commercial Financing (0.9%)
Blackstone Mortgage Trust, Inc., Class A REIT	74,160	2,331
Ladder Capital Corp. REIT	133,910	2,091
		4,422
Data Centers (2.4%)
Digital Realty Trust, Inc. REIT	39,770	4,437
QTS Realty Trust, Inc., Class A REIT	185,740	7,337
		11,774
Diversified (5.7%)
Forest City Realty Trust, Inc., Class A REIT	109,876	2,506
JBG SMITH Properties REIT	90,418	3,298
Vornado Realty Trust REIT	294,145	21,743
		27,547
Health Care (7.8%)
HCP, Inc. REIT	457,406	11,810
Healthcare Realty Trust, Inc. REIT	352,618	10,254
Healthcare Trust of America, Inc., Class A REIT	140,972	3,801
Ventas, Inc. REIT	86,879	4,948
Welltower, Inc. REIT	107,495	6,739
		37,552
Industrial (7.3%)
DCT Industrial Trust, Inc. REIT	181,678	12,123
Duke Realty Corp. REIT	79,219	2,300
Liberty Property Trust REIT	93,452	4,143
ProLogis, Inc. REIT	199,528	13,107
Rexford Industrial Realty, Inc. REIT	117,522	3,689
		35,362
Lodging/Resorts (5.1%)
Chesapeake Lodging Trust REIT	172,509	5,458
Hilton Worldwide Holdings, Inc.	5,325	422
Host Hotels & Resorts, Inc. REIT	722,740	15,228
RLJ Lodging Trust REIT	162,574	3,585
		24,693
Office (23.1%)
Alexandria Real Estate Equities, Inc. REIT	28,083	3,543
Boston Properties, Inc. REIT	230,764	28,942
Brandywine Realty Trust REIT	231,260	3,904
Columbia Property Trust, Inc. REIT	148,565	3,374
	Shares	Value (000)
Corporate Office Properties Trust REIT	106,515	$3,088
Cousins Properties, Inc. REIT	322,385	3,124
Douglas Emmett, Inc. REIT	37,739	1,516
Hudson Pacific Properties, Inc. REIT	158,946	5,632
Kilroy Realty Corp. REIT	71,110	5,379
Mack-Cali Realty Corp. REIT	464,500	9,420
Paramount Group, Inc. REIT	776,840	11,963
SL Green Realty Corp. REIT	291,866	29,341
Tier REIT, Inc. REIT	107,144	2,548
		111,774
Regional Malls (17.0%)
GGP, Inc. REIT	913,037	18,653
Macerich Co. (The) REIT	124,916	7,099
Pennsylvania Real Estate Investment Trust REIT	127,353	1,400
Simon Property Group, Inc. REIT	322,802	54,938
		82,090
Self Storage (6.0%)
CubeSmart REIT	231,346	7,454
Extra Space Storage, Inc. REIT	38,460	3,839
Life Storage, Inc. REIT	28,941	2,816
Public Storage REIT	66,396	15,062
		29,171
Shopping Centers (6.4%)
Brixmor Property Group, Inc. REIT	537,410	9,367
DDR Corp. REIT	37,690	675
Federal Realty Investment Trust REIT	17,808	2,254
Kimco Realty Corp. REIT	214,211	3,639
Regency Centers Corp. REIT	245,215	15,223
		31,158
Single Family Homes (2.3%)
American Homes 4 Rent, Class A REIT	422,635	9,374
Invitation Homes, Inc. REIT	69,645	1,606
		10,980
Specialty (0.6%)
Gaming and Leisure Properties, Inc. REIT	80,482	2,881
Total Common Stocks (Cost $356,255)		477,827
Short-Term Investment (0.6%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note H) (Cost $2,853)	2,852,933	2,853
Total Investments (99.3%) (Cost $359,108) (a)		480,680
Other Assets in Excess of Liabilities (0.7%)		3,389
Net Assets (100.0%)		$484,069

(a)  At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $125,464,000 and the aggregate gross unrealized depreciation is approximately $3,892,000, resulting in net unrealized appreciation of approximately $121,572,000.

REIT  Real Estate Investment Trust.

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Portfolio of Investments (cont'd)

U.S. Real Estate Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Office	23.3%
Regional Malls	17.1
Apartments	14.2
Health Care	7.8
Industrial	7.4
Other*	6.8
Shopping Centers	6.5
Self Storage	6.1
Diversified	5.7
Lodging/Resorts	5.1
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

U.S. Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2018 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $356,255)	$477,827
Investment in Security of Affiliated Issuer, at Value (Cost $2,853)	2,853
Total Investments in Securities, at Value (Cost $359,108)	480,680
Receivable for Investments Sold	3,506
Dividends Receivable	1,788
Receivable for Fund Shares Sold	47
Receivable from Affiliate	6
Other Assets	34
Total Assets	486,061
Liabilities:
Payable for Investments Purchased	729
Payable for Advisory Fees	728
Payable for Fund Shares Redeemed	175
Payable for Servicing Fees	167
Payable for Distribution Fees — Class II Shares	54
Payable for Professional Fees	44
Payable for Administration Fees	31
Payable for Directors' Fees and Expenses	8
Payable for Custodian Fees	7
Payable for Transfer Agency Fees	4
Other Liabilities	45
Total Liabilities	1,992
NET ASSETS	$484,069
Net Assets Consist of:
Paid-in-Capital	$354,912
Accumulated Undistributed Net Investment Income	16,986
Accumulated Net Realized Loss	(9,401)
Unrealized Appreciation (Depreciation) on:
Investments	121,572
Net Assets	$484,069
CLASS I:
Net Assets	$219,992
Net Asset Value, Offering and Redemption Price Per Share Applicable to 10,090,613 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$21.80
CLASS II:
Net Assets	$264,077
Net Asset Value, Offering and Redemption Price Per Share Applicable to 12,203,928 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$21.64

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

U.S. Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2018 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$8,902
Dividends from Security of Affiliated Issuer (Note H)	30
Total Investment Income	8,932
Expenses:
Advisory Fees (Note B)	1,857
Servicing Fees (Note D)	330
Distribution Fees — Class II Shares (Note E)	319
Administration Fees (Note C)	186
Professional Fees	58
Shareholder Reporting Fees	23
Custodian Fees (Note G)	11
Directors' Fees and Expenses	8
Transfer Agency Fees (Note F)	7
Pricing Fees	2
Other Expenses	11
Total Expenses	2,812
Waiver of Advisory Fees (Note B)	(404)
Rebate from Morgan Stanley Affiliate (Note H)	(4)
Net Expenses	2,404
Net Investment Income	6,528
Realized Gain (Loss):
Investments Sold	3,954
Foreign Currency Translation	(— @)
Net Realized Gain	3,954
Change in Unrealized Appreciation (Depreciation):
Investments	(10,462)
Foreign Currency Translation	— @
Net Change in Unrealized Appreciation (Depreciation)	(10,462)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(6,508)
Net Increase in Net Assets Resulting from Operations	$20

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

U.S. Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2018 (unaudited) (000)	Year Ended December 31, 2017 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$6,528	$10,411
Net Realized Gain	3,954	43,212
Net Change in Unrealized Appreciation (Depreciation)	(10,462)	(38,742)
Net Increase in Net Assets Resulting from Operations	20	14,881
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(3,525)
Class II:
Net Investment Income	—	(3,676)
Total Distributions	—	(7,201)
Capital Share Transactions:(1)
Class I:
Subscribed	10,256	22,972
Distributions Reinvested	—	3,525
Redeemed	(19,020)	(53,089)
Class II:
Subscribed	10,190	24,087
Distributions Reinvested	—	3,676
Redeemed	(29,345)	(46,654)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(27,919)	(45,483)
Total Decrease in Net Assets	(27,899)	(37,803)
Net Assets:
Beginning of Period	511,968	549,771
End of Period (Including Accumulated Undistributed Net Investment Income of $16,986 and $10,458)	$484,069	$511,968
(1) Capital Share Transactions:
Class I:
Shares Subscribed	508	1,086
Shares Issued on Distributions Reinvested	—	169
Shares Redeemed	(936)	(2,495)
Net Decrease in Class I Shares Outstanding	(428)	(1,240)
Class II:
Shares Subscribed	512	1,145
Shares Issued on Distributions Reinvested	—	177
Shares Redeemed	(1,440)	(2,219)
Net Decrease in Class II Shares Outstanding	(928)	(897)

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Financial Highlights

U.S. Real Estate Portfolio

	Class I
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$21.72		$21.39		$20.28		$20.13		$15.74		$15.59
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.30		0.45		0.35		0.30		0.27		0.22
Net Realized and Unrealized Gain (Loss)	(0.22)		0.20		1.04		0.12		4.38		0.11
Total from Investment Operations	0.08		0.65		1.39		0.42		4.65		0.33
Distributions from and/or in Excess of:
Net Investment Income	—		(0.32)		(0.28)		(0.27)		(0.26)		(0.18)
Net Asset Value, End of Period	$21.80		$21.72		$21.39		$20.28		$20.13		$15.74
Total Return(3)	0.37	%(9)	3.11%		6.81%		2.17%		29.72%		2.05%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$219,992		$228,487		$251,517		$191,188		$204,740		$289,874
Ratio of Expenses to Average Net Assets(11)	0.90	%(4)(10)	0.92	%(4)(5)	0.97	%(4)(6)	1.00	%(4)	1.06	%(4)(7)	1.10	%(4)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		N/A		1.00	%(4)	1.05	%(4)(7)	1.08	%(4)
Ratio of Net Investment Income to Average Net Assets(11)	2.95	%(4)(10)	2.13	%(4)	1.66	%(4)	2.36	%(4)	1.52	%(4)	1.36	%(4)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(8)(10)	0.00	%(8)	0.01%		0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	22	%(9)	44%		21%		26%		25%		17%
(11) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.07	%(10)	1.07%		1.06%		1.07%		1.11%		N/A
Net Investment Income to Average Net Assets	2.78	%(10)	1.98%		1.57%		2.29%		1.47%		N/A

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Effective July 1, 2017, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.90% for Class I shares. Prior to July 1, 2017, the maximum ratio was 0.95% for Class I shares.

(6)  Effective July 1, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.95% for Class I share. Prior to July 1, 2016, the maximum ratio was 1.00% for Class I shares.

(7)  Effective July 1, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class I shares. Prior to July 1, 2014, the maximum ratio was 1.10% for Class I shares.

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Financial Highlights

U.S. Real Estate Portfolio

	Class II
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$21.59		$21.26		$20.16		$20.02		$15.66		$15.52
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.27		0.40		0.29		0.25		0.23		0.18
Net Realized and Unrealized Gain (Loss)	(0.22)		0.20		1.04		0.12		4.35		0.10
Total from Investment Operations	0.05		0.60		1.33		0.37		4.58		0.28
Distributions from and/or in Excess of:
Net Investment Income	—		(0.27)		(0.23)		(0.23)		(0.22)		(0.14)
Net Asset Value, End of Period	$21.64		$21.59		$21.26		$20.16		$20.02		$15.66
Total Return(3)	0.23	%(9)	2.87%		6.55%		1.92%		29.43%		1.75%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$264,077		$283,481		$298,254		$281,056		$279,305		$185,999
Ratio of Expenses to Average Net Assets(11)	1.15	%(4)(10)	1.17	%(4)(5)	1.22	%(4)(6)	1.25	%(4)	1.31	%(4)(7)	1.35	%(4)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		N/A		1.25	%(4)	1.30	%(4)(7)	1.33	%(4)
Ratio of Net Investment Income to Average Net Assets(11)	2.70	%(4)(10)	1.88	%(4)	1.41	%(4)	2.11	%(4)	1.27	%(4)	1.11	%(4)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(8)(10)	0.00	%(8)	0.01%		0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	22	%(9)	44%		21%		26%		25%		17%
(11) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.32	%(10)	1.32%		1.31%		1.35%		1.46%		1.45%
Net Investment Income to Average Net Assets	2.53	%(10)	1.73%		1.32%		2.01%		1.12%		1.01%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Effective July 1, 2017, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.15% for Class II shares. Prior to July 1, 2017, the maximum ratio was 1.20% for Class II shares.

(6)  Effective July 1, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.20% for Class II shares. Prior to July 1, 2016, the maximum ratio was 1.25% for Class II shares.

(7)  Effective July 1, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.25% for Class II shares. Prior to July 1, 2014, the maximum ratio was 1.35% for Class II shares.

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.
The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund", collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the U.S. Real Estate Portfolio. The Fund seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs"). The Fund offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the se-

curity on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

10

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Company has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

The Fund invests a significant portion of its assets in securities of REITs. The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

11

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Apartments	$68,423	$—	$—	$68,423
Commercial Financing	4,422	—	—	4,422
Data Centers	11,774	—	—	11,774
Diversified	27,547	—	—	27,547
Health Care	37,552	—	—	37,552
Industrial	35,362	—	—	35,362
Lodging/Resorts	24,693	—	—	24,693
Office	111,774	—	—	111,774
Regional Malls	82,090	—	—	82,090
Self Storage	29,171	—	—	29,171
Shopping Centers	31,158	—	—	31,158
Single Family Homes	10,980	—	—	10,980
Specialty	2,881	—	—	2,881
Total Common Stocks	477,827	—	—	477,827
Short-Term Investment
Investment Company	2,853	—	—	2,853
Total Assets	$480,680	$—	$—	$480,680

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2018, the Fund did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock (000)
Beginning Balance	$651
Purchases	—
Sales	(762)
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	1,483
Realized gains (losses)	(1,372)
Ending Balance	$—
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2018	$—

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower

12

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.80%	0.75%	0.70%

Effective July 1, 2018, the Fund's annual rate based on the daily net assets will be as follows:

First $500 million	Next $500 million	Over $1 billion
0.70%	0.65%	0.60%

For the six months ended June 30, 2018, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.62% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.90% for Class I shares and 1.15% for Class II shares. Effective July 1, 2018, the Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses will not exceed 0.82% for Class I shares and 1.07% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2018, approximately $404,000 of advisory fees were waived pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's

13

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares.

F. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2018, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $103,130,000 and $121,522,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2018.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2018, advisory fees paid were reduced by approximately $4,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended June 30, 2018 is as follows:

Affiliated Investment Company	Value December 31, 2017 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$7,095	$44,235	$48,477	$30
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2018 (000)
Liquidity Funds	$—	$—	$2,853

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2018, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

14

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Notes to Financial Statements (cont'd)

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2017, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2017 and 2016 was as follows:

2017 Distributions Paid From:		2016 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$7,201	$—	$6,124	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to REIT basis adjustments, securities sold with return of capital basis adjustment and an expired capital loss carryforward, resulted in the following reclassifications among the components of net assets at December 31, 2017:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized (Loss) (000)	Paid-in- Capital (000)
$(835)	$59,134	$(58,299)

At December 31, 2017, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$9,661	$—

During the year ended December 31, 2017, capital loss carryforwards of approximately $58,299,000 expired for federal income tax purposes.

In addition, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $42,651,000 during the year ended December 31, 2017.

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2018, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2018, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 60.4%.

15

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2017, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that while the Fund's contractual management fee and total expense ratio were higher than its peer group averages, the actual management fee was higher than but close to its peer group average. After discussion, the Board concluded that the Fund's (i) performance was acceptable, (ii) management fee was competitive with its peer group average and (iii) total expense ratio was acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser

16

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018

Investment Advisory Agreement Approval (unaudited) (cont'd)

and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

17

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2018 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia Maleski

Michael E. Nugent, Chair of the Board

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFREISAN
2190987 EXP. 08.31.19

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Variable Insurance Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 21, 2018

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 21, 2018